united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA        92121

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 1/31/19

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
January 31, 2019

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate %	Date	Value
BANK LOANS - 93.1%
BASIC MATERIALS - 3.5%
Alpha 3 BV, Initial Term B-1 Loan +	LIBOR + 3.000%	$219,316	5.808	2/1/2024	$213,239
Covia Holdings Corp., Initial Term Loan +	LIBOR + 3.750%	567,150	6.558	5/31/2025	452,923
Graftech International Ltd., Initial Term Loan +	LIBOR + 3.500%	789,750	6.238	2/12/2025	776,917
HB Fuller Co., Commitment Loan +	LIBOR + 2.000%	685,203	4.779	10/20/2024	674,007
Ineos US Finance LLC, New 2024 Dollar Term Loan +	LIBOR + 2.000%	1,900,800	4.738	3/31/2024	1,850,220
Kraton Polymers LLC, Dollar Replacement Term Loan (2018) +	LIBOR + 2.500%	281,710	5.238	3/8/2025	278,681
MacDermid, Inc., Tranche B-7 Term Loan +	LIBOR + 2.500%	418,073	5.058	6/8/2020	417,856
New Arclin US Holding Corp., Replacement Term Loan (First Lien) +	LIBOR + 3.500%	262,530	6.238	2/14/2024	257,062
Omnova Solutions, Inc., Term B-2 Loan +	LIBOR + 3.250%	499,801	5.988	8/24/2023	493,554
Platform Specialty Products Corp., Initial Term Loan +	LIBOR + 2.250%	735,000	4.894	11/14/2025	728,418
					6,142,877
COMMUNICATIONS - 15.5%
Advantage Sales & Marketing LLC, Initial Term Loan (First Lien) +	LIBOR + 3.250%	389,302	5.988	7/24/2021	344,143
Altice France SA, USD TLB-13 Incremental Term Loan +	LIBOR + 4.000%	235,000	6.773	8/14/2026	222,369
Centurylink, Inc., Initial Term B Loan +	LIBOR + 2.750%	1,012,617	5.488	2/1/2025	970,137
Charter Communications Operating LLC, Term B Loan +	LIBOR + 2.000%	2,262,150	4.738	4/30/2025	2,235,796
CSC Holdings, LLC, March 2017 Refinancing Term Loan +	LIBOR + 2.250%	1,760,780	5.023	7/16/2025	1,710,712
CSC Holdings, LLC, October 2018 Incremental Term Loan +	LIBOR + 2.250%	380,000	5.023	1/16/2026	367,175
CSC Holdings, LLC, January 2018 Incremental Term Loan +	LIBOR + 2.500%	129,025	5.273	1/24/2026	126,444
Digicel International Finance Ltd., Initial Term B Loan (First Lien) +	LIBOR + 3.250%	212,313	5.986	5/28/2024	195,769
Frontier Communications Corporation, Term B-1 Loan +	LIBOR + 3.750%	1,143,165	6.488	6/16/2024	1,096,369
Go Daddy Operating Co. LLC, Tranche B-1 Term Loan +	LIBOR + 2.250%	752,650	4.988	2/16/2024	744,586
Hoya Midco, LLC., Initial Term Loan (First Lien) +	LIBOR + 3.500%	594,582	6.238	6/30/2024	577,737
iHeart Communications, Inc., Tranche D Term Loan +	LIBOR + 8.750%	1,510,000	9.558	12/31/2049	1,024,648
Level 3 Financing, Inc., Tranche B 2024 Term Loan +	LIBOR + 2.250%	1,625,000	5.021	2/22/2024	1,599,367
MCC Iowa LLC, Tranche M Term Loan +	LIBOR + 2.000%	785,175	4.752	1/16/2025	778,309
Mcgraw-Hill Global Education Holdings LLC, Term B Loan (First Lien) +	LIBOR + 4.000%	1,262,104	6.738	5/4/2022	1,152,774
Mediacom Illinois LLC, Tranche N Term Loan +	LIBOR + 1.750%	648,387	4.502	2/16/2024	641,903
Meredith Corporation, Tranche B-1 Term Loan +	LIBOR + 2.750%	638,750	5.488	2/1/2025	635,958
Numericable US LLC, USD TLB-11 Term Loan +	LIBOR + 2.750%	640,250	5.488	8/1/2025	592,231
Numericable US LLC, USD TLB-12 Term Loan +	LIBOR + 3.688%	324,039	6.461	2/1/2026	304,423
Radiate Holdco LLC, Closing Date Term Loan +	LIBOR + 3.000%	856,784	5.738	1/31/2024	833,222
Red Ventures LLC, Term B-1 Loan (First Lien) +	LIBOR + 3.000%	1,018,896	5.738	11/8/2024	1,011,097
Rodan & Fields, LLC, Closing Date Term Loan +	LIBOR + 4.000%	641,775	6.776	6/16/2025	600,059
SBA Senior Finance II LLC, Initial Term Loan +	LIBOR + 2.000%	1,153,737	4.738	4/12/2025	1,134,746
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien) +	LIBOR + 4.500%	538,890	7.238	10/31/2024	525,417
Securus Technologies Holdings, Inc., Initial Loan (Second Lien) +	LIBOR + 8.250%	255,000	10.988	10/31/2025	248,784
Sinclair Television Group, Inc., Tranche B Term Loan +	LIBOR + 2.250%	361,987	4.988	1/4/2024	360,024
Sprint Communications, Inc., Initial Term Loan +	LIBOR + 2.500%	1,045,905	5.238	2/2/2024	1,023,679
Sprint Communications, Inc., 2018 Incremental Term Loan +	LIBOR + 3.000%	370,000	5.738	2/2/2024	365,491
Telenet Financing USD LLC., Term Loan AN Facility +	LIBOR + 2.250%	680,000	5.096	8/16/2026	663,741
Tribune Media Co., Term B Loan +	LIBOR + 3.000%	22,405	5.738	12/28/2020	22,461
Tribune Media Co., Term C Loan +	LIBOR + 3.000%	279,252	5.738	1/26/2024	278,380
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan +	LIBOR + 2.750%	2,426,202	5.488	3/16/2024	2,268,123
UPC Financing Partnership, Facility AR +	LIBOR + 2.500%	624,684	5.346	1/16/2026	616,662
Virgin Media Bristol LLC, K Facility +	LIBOR + 2.500%	690,000	5.273	1/16/2026	678,887
West Corporation, Initial Term B Loan +	LIBOR + 4.000%	446,282	6.738	10/10/2024	411,035
West Corporation, Incremental Term B-1 Loan +	LIBOR + 3.500%	248,750	6.238	10/10/2024	226,569
Ziggo Secured Finance Partnership, Term Loan E Facility +	LIBOR + 2.500%	890,000	5.273	4/16/2025	862,570
					27,451,797
CONSUMER, CYCLICAL - 18.6%
84 Lumber Co., Term B-1 Loan +	LIBOR + 5.250%	434,750	8.002	10/24/2023	431,852
Accuride Corporation, 2017 Refinancing Term Loan +	LIBOR + 5.250%	452,015	8.058	11/16/2023	418,114
Affinity Gaming LLC, Initial Term Loan +	LIBOR + 3.250%	359,288	5.988	6/30/2023	344,805
American Airlines, Inc., 2017 Class B Term Loan +	LIBOR + 2.000%	87,220	4.744	4/28/2023	84,727
American Airlines, Inc., 2017 Class B Term Loan +	LIBOR + 2.000%	489,559	4.773	12/14/2023	475,573
American Airlines, Inc., 2018 Replacement Term Loan +	LIBOR + 1.750%	426,723	4.501	6/28/2025	409,882
American Axle & Manufacturing, Inc., Tranche B Term Loan +	LIBOR + 2.250%	463,396	5.002	4/6/2024	448,625
American Builders & Contractors Supply Co., Inc., Term B-2 Loan +	LIBOR + 2.000%	578,998	4.738	11/1/2023	566,405
American Greetings Corporation, Initial Term Loan +	LIBOR + 4.500%	343,275	7.252	4/6/2024	338,555
Aramark Intermediate HoldCo Corp., U.S. Term B-2 Loan +	LIBOR + 1.750%	265,455	4.488	3/28/2024	263,862
Aramark Intermediate HoldCo Corp., U.S. Term B-3 Loan +	LIBOR + 1.750%	1,357,024	4.488	3/12/2025	1,350,239
Aristocrat Leisure Ltd., Term B-3 Loan +	LIBOR + 1.750%	1,553,214	4.529	10/20/2024	1,528,270
Bass Pro Group LLC, Initial Term Loan +	LIBOR + 5.000%	761,073	7.738	9/24/2024	754,033
Boyd Gaming Corporation, Refinancing Term B Loan +	LIBOR + 2.250%	796,951	4.988	9/16/2023	788,049

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2019

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate %	Date	Value
BANK LOANS - 93.1% (Continued)
CONSUMER, CYCLICAL - 18.6% (Continued)
Caesars Resort Collection LLC, Term B Loan +	LIBOR + 2.750%	$1,955,250	5.488	12/24/2024	$1,931,552
Carlisle FoodService, Inc., Initial Term Loan (First Lien) +	LIBOR + 3.000%	453,505	5.751	3/20/2025	438,766
Carlisle FoodService, Inc., Delayed Draw Term Loan (First Lien) +	LIBOR + 3.000%	103,067	5.248	3/20/2025	99,718
CBAC Borrower, LLC, Term B Loan +	LIBOR + 4.000%	231,475	6.738	7/8/2024	229,812
CDS US Intermediate Holdings, Inc., Term B Loan (First Lien) +	LIBOR + 3.750%	623,920	6.520	7/8/2022	596,103
CEOC LLC., Term B Loan +	LIBOR + 2.000%	1,400,850	4.738	10/8/2024	1,376,335
CityCenter Holdings LLC., Term B Loan +	LIBOR + 2.250%	1,176,802	4.988	4/18/2024	1,157,779
Crown Finance US, Inc., Initial Dollar Tranche Term Loan +	LIBOR + 2.500%	600,463	5.238	2/28/2025	587,552
CSC SW Holdco, Inc., Term B-1 Loan (First Lien) +	LIBOR + 3.250%	714,907	6.030	11/14/2022	700,431
DexKo Global, Inc., Replacement U.S. Dollar Term B Loan (First Lien) +	LIBOR + 3.500%	514,810	5.238	7/24/2024	508,053
Eldorado Resorts, Inc., Term Loan +	LIBOR + 2.250%	789,246	5.022	4/16/2024	781,851
Formula One Management, Ltd., Facility B3 (USD) +	LIBOR + 2.500%	615,202	5.299	1/31/2024	594,183
Gateway Casinos & Entertainment Ltd., Initial Term Loan +	LIBOR + 3.000%	502,475	5.808	11/30/2023	496,664
Global Appliance, Inc., Tranche B Term Loan +	LIBOR + 4.000%	599,432	6.738	9/28/2024	594,187
Golden Nugget, Inc., Initial B Term Loan +	LIBOR + 2.750%	829,686	5.503	10/4/2023	818,166
GVC Holdings PLC, Facility B2 (USD) +	LIBOR + 2.500%	570,688	5.238	3/28/2024	565,551
HD Supply, Inc., Term B-5 Loan +	LIBOR + 1.750%	847,371	4.488	10/16/2023	839,956
Hilton Worldwide Finance LLC, Series B-2 Term Loan +	LIBOR + 1.750%	1,208,345	4.502	10/24/2023	1,197,778
Isagenix International LLC, Senior Lien Term Loan +	LIBOR + 5.750%	575,250	8.558	6/14/2025	546,488
Leslie’s Poolmart, Inc., Tranche B-2 Term Loan +	LIBOR + 3.500%	307,235	6.238	8/16/2023	299,748
Libbey Glass, Inc., Initial Loan +	LIBOR + 3.000%	556,853	5.799	4/8/2021	537,828
Michaels Stores, Inc., 2018 New Replacement Term B Loan +	LIBOR + 2.500%	517,707	5.248	1/30/2023	512,529
Navistar, Inc., Tranche B Term Loan +	LIBOR + 3.500%	932,950	6.297	11/6/2024	920,710
Neiman Marcus Group Ltd. LLC, Other Term Loan +	LIBOR + 3.250%	1,249,334	6.047	10/24/2020	1,111,282
Patriot Container Corp., Closing Date Term Loan (First Lien) +	LIBOR + 3.500%	635,200	6.251	3/20/2025	628,848
PetSmart, Inc., Tranche B-2 Loan +	LIBOR + 3.000%	724,332	5.797	3/12/2022	609,182
Playa Resorts Holding BV, Initial Term Loan +	LIBOR + 2.750%	841,716	5.488	4/28/2024	815,412
Scientific Games International, Inc., Initial Term B-5 Loan +	LIBOR + 2.750%	801,952	5.488	8/14/2024	778,644
Serta Simmons Bedding LLC, Initial Term Loan (First Lien) +	LIBOR + 3.500%	299,880	6.293	11/8/2023	257,147
Siteone Landscape Supply LLC, Tranche E Term Loan +	LIBOR + 2.750%	694,255	5.526	10/28/2024	687,746
SRAM LLC, New Term Loan (2018) (First Lien) +	LIBOR + 2.750%	538,771	5.569	3/16/2024	529,343
Stars Group Holdings BV, USD Term Loan +	LIBOR + 3.500%	213,925	6.308	7/10/2025	212,284
Station Casinos LLC, Term B Facility Loan +	LIBOR + 2.500%	871,149	5.238	6/8/2023	862,546
Tenneco, Inc., Tranche B Term Loan +	LIBOR + 2.750%	795,000	5.488	9/30/2025	779,430
TI Group Automotive Systems LLC, Initial US Term Loan +	LIBOR + 2.500%	380,738	5.238	6/30/2022	369,554
Univar USA, Inc., Term B-3 Loan +	LIBOR + 2.250%	873,217	4.988	6/30/2024	857,080
					33,033,229
CONSUMER, NON-CYCLICAL - 21.7%
21st Century Oncology, Inc., Tranche B Term Loan +	LIBOR + 6.125%	145,146	8.905	1/16/2023	129,905
Accelerated Health Systems, LLC, Initial Term Loan +	LIBOR + 3.500%	465,000	6.295	11/1/2025	461,513
Acuity Specialty Products, Inc., Initial Term Loan (First Lien) +	LIBOR + 4.000%	276,500	6.808	8/12/2024	245,164
Agiliti Health, Inc., Initial Term Loan	LIBOR + 3.000%	435,000	5.804	1/4/2026	433,369
AHP Health Partners, Inc., Term Loan +	LIBOR + 4.500%	582,075	7.238	6/30/2025	579,770
Albertson’s LLC, 2017-1 Term B-5 Loan +	LIBOR + 3.000%	646,328	5.803	12/20/2022	638,895
Albertson’s LLC, 2018 Term B-7 Loan +	LIBOR + 3.000%	1,145,636	5.738	11/16/2025	1,123,800
AlixPartners, LLP, 2017 Refinancing Term Loan +	LIBOR + 2.750%	947,658	5.488	4/4/2024	938,182
Allied Universal Holdco LLC, Incremental Term Loan (First Lien) +	LIBOR + 4.250%	450,000	6.988	7/28/2022	435,798
Amneal Pharmaceuticals LLC, Initial Term Loan +	LIBOR + 3.500%	606,809	6.238	5/4/2025	602,762
Atlantic Aviation FBO, Inc., Term Loan	LIBOR + 3.750%	130,000	6.547	12/6/2025	130,813
Avantor, Inc., Initial B-1 Dollar Term Loan +	LIBOR + 3.750%	626,099	6.553	11/20/2024	625,317
Bausch Health Companies, Inc., Initial Term Loan +	LIBOR + 3.000%	1,193,466	5.797	6/2/2025	1,182,480
Bausch Health Companies, Inc., First Incremental Term Loan +	LIBOR + 2.750%	206,938	5.547	11/28/2025	204,399
Change Healthcare Holdings, Inc., Closing Date Term Loan +	LIBOR + 2.750%	957,688	5.488	2/29/2024	938,653
CHG Healthcare Services, Inc., New Term Loan (2017) (First Lien) +	LIBOR + 3.000%	367,267	5.738	6/8/2023	364,110
CHG PPC Parent LLC, Initial Term Loan (First Lien) +	LIBOR + 2.750%	587,050	5.488	4/1/2025	576,043
Chobani LLC, New Term Loan (First Lien) +	LIBOR + 3.500%	650,584	6.238	10/10/2023	626,025
Community Health Systems, Inc., Incremental 2021 Term H Loan +	LIBOR + 3.250%	662,857	5.986	1/28/2021	653,329
Concordia International Corp., Initial Dollar Term Loan +	LIBOR + 5.500%	90,545	8.297	9/6/2024	86,374
CPI Acquisition, Inc., Term Loan (First Lien) +	LIBOR + 4.500%	1,518,336	7.299	8/16/2022	981,225
Diamond BV, Initial USD Term Loan +	LIBOR + 3.000%	584,100	5.738	9/6/2024	552,342
Dole Food Company, Inc., Tranche B Term Loan +	LIBOR + 2.750%	519,750	5.503	4/6/2024	504,807
Envision Healthcare Corporation, Initial Term Loan +	LIBOR + 3.750%	1,754,578	6.488	10/10/2025	1,657,638
Explorer Holdings, Inc., Initial Term Loan +	LIBOR + 3.750%	588,441	6.558	5/2/2023	584,763
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan +	LIBOR + 3.750%	940,000	6.488	9/30/2025	904,383
Fort Dearborn Holding Company, Inc., Initial Term Loan (First Lien) +	LIBOR + 4.000%	393,606	6.804	10/20/2023	376,878
Greatbatch Ltd., New Term B Loan (2017) +	LIBOR + 3.000%	62,303	5.799	10/28/2022	61,875
Greenrock Finance, Inc., Initial USD Term B Loan (First Lien) +	LIBOR + 3.500%	252,450	6.308	6/28/2024	250,558
GW Honos Security Corporation, Term B Loan +	LIBOR + 3.500%	227,776	6.239	5/24/2024	224,360

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2019

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate %	Date	Value
BANK LOANS - 93.1% (Continued)
CONSUMER, NON-CYCLICAL - 21.7% (Continued)
Heartland Dental, LLC, Initial Term Loan +	LIBOR + 3.750%	$569,523	6.488	4/30/2025	$553,861
Heartland Dental, LLC, Delayed Term Loan +	LIBOR + 3.750%	52,127	6.113	4/30/2025	50,693
Herbalife Nutrition Ltd., Term Loan B +	LIBOR + 3.250%	244,388	5.988	8/18/2025	243,471
H-Food Holdings, LLC, Initial Term Loan +	LIBOR + 3.688%	472,625	6.425	5/24/2025	456,083
Hostess Brands, LLC, November 2017 Refinancing Term B Loan +	LIBOR + 2.250%	923,095	4.988	8/4/2022	894,442
Jaguar Holding Company I LLC, 2018 Term Loan +	LIBOR + 2.500%	937,171	5.238	8/18/2022	920,245
JBS USA Lux S.A., Initial Term Loan +	LIBOR + 2.500%	940,685	5.284	10/30/2022	932,751
Kronos Acquisition Intermediate, Inc., Initial Loan +	LIBOR + 4.000%	956,837	6.738	5/16/2023	908,278
Laureate Education, Inc., Series 2024 Term Loan +	LIBOR + 3.500%	1,000,523	6.722	4/26/2024	997,607
Milk Specialties Company, New Term Loan +	LIBOR + 4.000%	335,268	6.738	8/16/2023	330,797
NAB Holdings, LLC, 2018 Refinancing Term Loan +	LIBOR + 3.000%	577,709	5.808	6/30/2024	560,378
NVA Holdings, Inc., Term B-3 Loan (First Lien) +	LIBOR + 2.750%	774,160	5.488	2/2/2025	743,193
One Call Corporation, Extended Term Loan (First Lien) +	LIBOR + 5.250%	613,426	8.030	11/28/2022	544,992
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan +	LIBOR + 3.250%	1,002,877	6.002	6/30/2025	1,004,256
Parexel International Corporation, Initial Term Loan +	LIBOR + 2.750%	617,188	5.488	9/28/2024	586,405
Parfums Holding Co., Inc., Initial Term Loan (First Lien) +	LIBOR + 4.250%	647,559	6.986	6/30/2024	636,227
PetVet Care Centers, LLC, Initial Term Loan (First Lien) +	LIBOR + 2.750%	463,994	5.515	2/14/2025	444,274
PetVet Care Centers, LLC, Delayed Draw Term Loan (First Lien)	LIBOR + 2.750%	137,142	4.622	2/14/2025	131,313
PharMerica Corporation, Initial Term Loan (First Lien) +	LIBOR + 3.500%	497,223	6.276	12/6/2024	496,524
Prime Security Services Borrower LLC, December 2018 Incremental Term B-1 Loan (First Lien) +	LIBOR + 2.750%	908,004	5.488	5/2/2022	897,449
Prospect Medical Holdings, Inc., Term B-1 Loan +	LIBOR + 5.500%	253,088	8.297	2/22/2024	251,822
Quorum Health Corp., Term Loan +	LIBOR + 6.750%	128,477	9.488	4/28/2022	128,445
Regionalcare Hospital Partners Holdings, Inc., Term B Loan (First Lien)	LIBOR + 4.500%	595,000	7.144	11/16/2025	581,910
Revlon Consumer Products Corporation, Initial Term B Loan +	LIBOR + 3.500%	651,712	6.236	9/8/2023	467,421
Select Medical Corp., Tranche B Term Loan +	LIBOR + 2.500%	294,750	5.277	3/6/2025	292,171
Servicemaster Company, LLC, Tranche C Term Loan +	LIBOR + 2.500%	341,894	5.238	11/8/2023	340,754
Sigma Holdco BV, Facility B2 +	LIBOR + 3.000%	552,225	5.859	7/2/2025	531,171
St. George’s University Scholastic Services LLC, Term Loan +	LIBOR + 3.500%	689,730	6.238	7/16/2025	688,867
St. George’s University Scholastic Services LLC, Delayed Draw Term Loan +	LIBOR + 3.500%	215,932	5.842	7/17/2025	215,662
Sterigenics-Nordion Holdings, LLC, Incremental Term Loan +	LIBOR + 3.000%	1,014,082	5.738	5/16/2022	991,083
Surgery Center Holdings, Inc., Initial Term Loan +	LIBOR + 3.250%	755,438	5.988	9/2/2024	737,496
TransUnion LLC, 2017 Replacement Term B-3 Loan +	LIBOR + 2.000%	1,493,392	4.738	4/10/2023	1,476,853
U.S. Renal Care Inc., Initial Term Loan (First Lien) +	LIBOR + 4.250%	618,205	7.058	12/30/2022	605,841
Viant Medical Holdings, Inc., Initial Term Loan (First Lien) +	LIBOR + 3.750%	174,563	6.558	7/2/2025	174,454
Wand Newco 3, Inc., Term Loan B +	LIBOR + 3.500%	290,000	6.265	1/24/2026	289,939
Wellpath Holdings, Inc., Initial Term Loan (First Lien) +	LIBOR + 5.500%	400,000	8.308	9/30/2025	382,000
Wex, Inc., Term B-2 Loan +	LIBOR + 2.250%	882,499	4.988	6/30/2023	871,309
					38,435,967
ENERGY - 3.4%
California Resources Corp., Initial Loan +	LIBOR + 4.750%	405,000	7.501	1/1/2023	398,081
Fieldwood Energy LLC, Closing Date Loan (First Lien) +	LIBOR + 5.250%	180,554	7.988	4/12/2022	166,222
Fieldwood Energy LLC, Closing Date Loan 2018 (Second Lien) +	LIBOR + 7.250%	81,748	9.988	4/12/2023	70,661
Gavilan Resources LLC, Initial Term Loan (Second Lien) +	LIBOR + 6.000%	490,000	8.765	2/29/2024	396,288
McDermott International, Inc., Term Loan +	LIBOR + 5.000%	709,638	7.738	5/12/2025	682,533
Medallion Midland Acquisition LLC, Initial Term Loan +	LIBOR + 3.250%	569,250	5.988	10/30/2024	549,326
Moda Ingleside Energy Center, LLC, Initial Term Loan +	LIBOR + 3.250%	95,000	5.988	9/28/2025	94,110
MRC Global Inc., 2018 Refinancing Term Loan +	LIBOR + 3.000%	396,000	5.738	9/20/2024	393,030
Paragon Offshore Finance Co., Term Loan	LIBOR + 2.750%	1,153	—	7/16/2021	—
Seadrill Operating LP, Initial Term Loan +	LIBOR + 6.000%	1,139,281	8.808	2/20/2021	921,234
TerraForm Power Operating LLC, Specified Refinancing Term Loan +	LIBOR + 2.000%	603,900	4.738	11/8/2022	597,106
Traverse Midstream Partners LLC, Advance +	LIBOR + 4.000%	653,363	6.797	9/28/2024	652,134
Ultra Resources, Inc., Loan +	LIBOR + 4.000%	665,000	6.779	4/12/2024	598,131
Weatherford International Ltd., Loan +	LIBOR + 1.425%	644,000	4.162	7/12/2020	621,460
					6,140,316
FINANCIAL - 6.3%
Asurion LLC, Amendment No. 14 Replacement B-4 Term Loan +	LIBOR + 3.000%	572,943	5.738	8/4/2022	565,065
Asurion LLC, Replacement B-6 Term Loan +	LIBOR + 3.000%	324,769	5.738	11/4/2023	320,274
Asurion LLC, New B-7 Term Loan +	LIBOR + 3.000%	388,050	5.738	11/4/2024	382,767
Asurion LLC, Second Lien Replacement B-2 Term Loan +	LIBOR + 6.500%	787,456	9.238	8/4/2025	794,838
Blackhawk Network Holdings, Inc., Term Loan (First Lien) +	LIBOR + 3.000%	572,125	5.738	6/16/2025	563,400
Capital Automotive LP, Initial Tranche B-2 Term Loan (First Lien) +	LIBOR + 2.500%	625,586	5.238	3/24/2024	610,729
Capital Automotive LP, Initial Tranche B Term Loan (Second Lien) +	LIBOR + 6.000%	572,573	8.738	3/24/2025	572,037
Ditech Holding Corporation, Tranche B Term Loan +	LIBOR + 6.000%	1,048,106	8.738	6/30/2022	712,712
Finco I LLC, 2018 Replacement Loan +	LIBOR + 2.000%	325,100	4.738	12/28/2022	321,849
iStar Inc., Loan +	LIBOR + 2.750%	853,103	5.538	6/28/2023	846,171
Lightstone Holdco LLC, Refinancing Term B Loan +	LIBOR + 3.750%	142,578	6.488	1/30/2024	137,488
Lightstone Holdco LLC, Refinancing Term C Loan +	LIBOR + 3.750%	7,860	6.488	1/30/2024	7,580
MGM Growth Properties Operating Partnership LP, Term B Loan +	LIBOR + 2.000%	913,812	4.738	3/20/2025	900,749
Pl UK Holdco II Ltd., Facility B1	LIBOR + 3.500%	1,463,938	6.238	1/4/2025	1,433,195

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2019

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate %	Date	Value
BANK LOANS - 93.1% (Continued)
FINANCIAL - 6.3% (Continued)
Sedgwick Holdings, Inc., Initial Term Loan +	LIBOR + 3.250%	$1,010,000	5.988	1/1/2026	$986,851
TKC Holdings, Inc., Initial Term Loan (First Lien) +	LIBOR + 3.750%	908,237	6.488	1/31/2023	882,884
UFC Holdings LLC, Term Loan (First Lien) +	LIBOR + 3.250%	594,333	5.988	8/18/2023	590,803
Uniti Group, Inc., Shortfall Term Loan	LIBOR + 3.000%	576,541	5.738	10/24/2022	542,190
					11,171,582
INDUSTRIALS - 14.4%
Accudyne Industries Borrower SCA, Initial Term Loan +	LIBOR + 3.000%	949,170	5.738	8/18/2024	928,013
Accuride Corporation, 2017 Refinancing Term Loan +	LIBOR + 5.250%	438,040	5.988	2/1/2025	405,187
Anchor Glass Container Corp., July 2017 Additional Term Loan (First Lien) +	LIBOR + 2.750%	429,164	5.514	12/8/2023	351,915
Anchor Glass Container Corp., Term Loan (Second Lien) +	LIBOR + 7.750%	244,000	10.529	12/8/2024	153,232
Berlin Packaging LLC, Initial Term Loan (First Lien) +	LIBOR + 3.000%	592,025	5.786	11/8/2025	571,550
Berry Global, Inc., Term S Loan +	LIBOR + 1.750%	226,743	4.547	2/8/2020	226,105
Berry Global, Inc., Term T Loan +	LIBOR + 1.750%	417,785	4.547	1/6/2021	416,262
Berry Global, Inc., Term Q Loan +	LIBOR + 2.000%	308,192	4.797	9/30/2022	305,760
Berry Global, Inc., Term R Loan +	LIBOR + 2.000%	522,700	4.797	1/20/2024	517,211
Brand Energy & Infrastructure Services, Inc., Initial Term Loan +	LIBOR + 4.250%	699,844	7.008	6/20/2024	672,224
Brookfield WEC Holdings, Inc., Initial Term Loan (First Lien) +	LIBOR + 3.750%	700,000	6.488	7/31/2025	697,690
Brookfield WEC Holdings, Inc., Initial Term Loan (Second Lien) +	LIBOR + 6.750%	280,000	9.488	8/4/2026	280,088
BWay Holding Co., Initial Term Loan +	LIBOR + 3.250%	482,650	6.047	4/4/2024	466,665
CEVA Logistics Finance BV, Facility B +	LIBOR + 3.750%	428,925	6.558	8/4/2025	425,172
Circor International, Inc., Initial Term Loan +	LIBOR + 3.500%	688,050	6.279	12/12/2024	677,729
CPG International LLC, New Term Loan +	LIBOR + 3.750%	1,271,400	6.558	5/4/2024	1,232,464
Deliver Buyer, Inc., Term Loan +	LIBOR + 5.000%	645,088	7.736	4/30/2024	640,653
Ducommun, Inc., Term B Loan	LIBOR + 4.000%	276,688	6.776	11/20/2025	276,342
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan	LIBOR + 4.000%	399,965	6.765	1/24/2026	398,893
Dynasty Acquisition Co., Inc., Term B-1 Loan	LIBOR + 4.000%	215,035	6.765	1/24/2026	214,459
Energizer Holdings, Inc., Term Loan B +	LIBOR + 2.250%	305,000	5.026	12/16/2025	303,284
Filtration Group Corp., Initial Dollar Term Loan +	LIBOR + 3.000%	858,513	5.738	3/28/2025	852,790
Fluidra SA, USD Term Loan +	LIBOR + 2.250%	548,625	4.988	7/2/2025	542,453
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan +	LIBOR + 2.750%	1,026,346	5.488	7/30/2024	1,022,374
Gates Global LLC, Initial B-2 Dollar Term Loan +	LIBOR + 2.750%	924,105	5.488	3/31/2024	906,935
GFL Environmental, Inc., Effective Date Incremental Term Loan +	LIBOR + 3.000%	613,459	5.738	5/30/2025	593,349
Gopher Resource LLC, Initial Term Loan +	LIBOR + 3.250%	478,242	5.988	3/6/2025	474,058
Hillman Group, Inc., Initial Term Loan +	LIBOR + 4.000%	706,450	6.808	5/30/2025	674,660
Klockner Pentaplast Of America, Inc., Dollar Term Loan +	LIBOR + 4.250%	864,063	6.988	6/30/2022	749,038
NN, Inc., 2017 Incremental Term Loan +	LIBOR + 3.250%	176,700	5.988	4/2/2021	172,503
NN, Inc., Tranche B Term Loan +	LIBOR + 3.750%	213,698	6.488	10/20/2022	208,890
Paladin Brands Holding, Inc., Loan +	LIBOR + 5.500%	250,093	8.297	8/16/2022	248,217
Quikrete Holdings, Inc., Initial Loan (First Lien) +	LIBOR + 2.750%	786,538	5.488	11/16/2023	764,232
RBS Global, Inc., Refinancing Term Loan +	LIBOR + 2.000%	800,971	4.738	8/20/2024	795,821
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan +	LIBOR + 2.750%	824,629	5.488	2/4/2023	814,507
Summit Materials, LLC, New Term Loan +	LIBOR + 2.000%	1,150,046	4.738	11/20/2024	1,124,170
Titan Acquisition Ltd., Initial Term Loan +	LIBOR + 3.000%	1,012,350	5.738	3/28/2025	956,534
Transdigm, Inc., New Tranche F Term Loan (2018) +	LIBOR + 2.500%	1,094,863	5.238	6/8/2023	1,073,650
Transdigm, Inc., New Tranche G Term Loan +	LIBOR + 2.500%	739,775	5.238	8/22/2024	723,478
Transdigm, Inc., New Tranche E Term Loan (2018) +	LIBOR + 2.500%	633,739	5.238	5/30/2025	619,303
Tricorbraun Holdings, Inc., Closing Date Term Loan (First Lien) +	LIBOR + 3.750%	639,463	6.555	11/30/2023	633,388
Trident TPI Holdings, Inc., Tranche B-1 Term Loan +	LIBOR + 3.250%	728,233	5.988	10/16/2024	704,566
Tunnel Hill Partners, LP, Cov-Lite TLB +	LIBOR + 3.500%	405,000	6.308	9/30/2025	399,938
US Farathane LLC, Term B-4 Loan +	LIBOR + 3.500%	381,805	6.308	12/24/2021	369,396
					25,585,148
TECHNOLOGY - 8.1%
Applied Systems, Inc., Closing Date Term Loan (First Lien) +	LIBOR + 3.000%	691,898	5.738	9/20/2024	677,022
Applied Systems, Inc., Initial Term Loan (Second Lien) +	LIBOR + 7.000%	105,000	9.738	9/20/2025	105,175
Blackboard Inc., Term B-4 Loan (First Lien) +	LIBOR + 5.000%	588,752	7.761	6/30/2021	554,163
Boxer Parent Company, Inc., Initial Dollar Term Loan +	LIBOR + 4.250%	1,440,000	7.058	10/2/2025	1,408,889
Dell International LLC, Refinancing Term B Loan +	LIBOR + 2.000%	1,460,627	4.738	9/8/2023	1,442,749
Everi Payments, Inc., Term B Loan +	LIBOR + 3.000%	389,075	5.738	5/8/2024	383,725
First Data Corporation, 2022D New Dollar Term Loan +	LIBOR + 2.000%	888,834	4.765	7/8/2022	886,417
First Data Corporation, 2024A New Dollar Term Loan +	LIBOR + 2.000%	1,051,807	4.765	4/26/2024	1,049,057
Iqvia, Inc., Term B-1 Dollar Loan +	LIBOR + 2.000%	144,019	4.808	3/8/2024	143,263
Iqvia, Inc., Incremental Term B-2 Dollar Loan +	LIBOR + 2.000%	74,063	4.808	1/16/2025	73,451
Iqvia, Inc., Term B-3 Dollar Loan +	LIBOR + 1.750%	746,250	4.488	6/12/2025	735,989
Kronos, Inc., Incremental Term Loan (First Lien) +	LIBOR + 3.000%	1,651,369	5.582	10/31/2023	1,621,958
Kronos, Inc., Initial Term Loan (Second Lien) +	LIBOR + 8.250%	120,000	10.832	10/31/2024	122,225
Neustar, Inc., TLB3 (First Lien) +	LIBOR + 2.500%	29,497	5.238	1/8/2020	29,378

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2019

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate %	Date	Value
BANK LOANS - 93.1% (Continued)
TECHNOLOGY - 8.1% (Continued)
Neustar, Inc., TLB4 (First Lien) +	LIBOR + 3.500%	$232,063	6.238	8/8/2024	$226,116
Presidio Holdings, Inc., Term B Loan +	LIBOR + 2.750%	545,942	5.543	2/2/2024	540,253
Rackspace Hosting, Inc., Term B Loan (First Lien) +	LIBOR + 3.000%	565,785	5.589	11/4/2023	526,245
SS&C Technologies Holdings, Inc., Term B-3 Loan +	LIBOR + 2.250%	1,142,897	4.988	4/16/2025	1,121,548
SS&C Technologies Holdings, Inc., Term B-4 Loan +	LIBOR + 2.250%	433,516	4.988	4/16/2025	425,418
SS&C Technologies Holdings, Inc., Term B-5 Loan +	LIBOR + 2.250%	274,308	4.988	4/16/2025	269,560
Tempo Acquisition LLC, Initial Term Loan +	LIBOR + 3.000%	551,600	5.738	4/30/2024	542,736
Vertafore, Inc., Initial Term Loan (First Lien) +	LIBOR + 3.250%	1,645,000	6.058	7/2/2025	1,600,569
					14,485,906
UTILITIES - 1.6%
APLP Holdings LP, Term Loan +	LIBOR + 2.750%	286,071	5.488	4/12/2023	284,999
Calpine Construction Finance Co. LP, Term B Loan +	LIBOR + 2.500%	716,920	5.238	1/16/2025	703,477
Pacific Gas and Electric Company, DIP Term Loan +	LIBOR + 2.500%	155,000	4.994	1/1/2021	154,742
Pacific Gas and Electric Company, DIP Delayed Draw Term Loan +	LIBOR + 2.500%	50,000	4.994	1/1/2021	49,917
Talen Energy Supply LLC, Term B-1 Loan +	LIBOR + 4.000%	196,009	6.738	7/16/2023	194,153
Talen Energy Supply LLC, Initial Term Loan +	LIBOR + 4.000%	327,463	6.738	4/16/2024	324,363
Texas Competitive Electric Holdings Co. LLC Escrow Bonds		635,000	—	10/1/2020	445
Vistra Operations Co. LLC, Initial Term Loan +	LIBOR + 2.000%	228,000	4.738	8/4/2023	224,865
Vistra Operations Co. LLC, 2018 Incremental Term Loan +	LIBOR + 2.000%	870,625	4.766	1/1/2026	855,994
					2,792,955
TOTAL BANK LOANS (Cost - $170,292,824)					165,239,777

BONDS & NOTES - 3.7%
CHEMICALS - 0.1%
Hexion, Inc.		105,000	6.625	4/15/2020	83,934
NOVA Chemicals Corp. - 144A		65,000	4.875	6/1/2024	61,994
NOVA Chemicals Corp. - 144A		40,000	5.000	5/1/2025	36,950
					182,878
COMPUTERS - 0.3%
Exela Intermediate LLC - 144A		520,000	10.000	7/15/2023	521,950

DIVERSIFIED FINANCIAL SERVICES - 0.1%
Springleaf Finance Corp.		250,000	6.125	5/15/2022	258,230

FOOD - 0.1%
Dole Food Co., Inc. - 144A		175,000	7.250	6/15/2025	160,125

HEALTHCARE-SERVICES - 0.4%
Eagle Holding Co. II LLC - 144A		175,000	7.625	5/15/2022	175,438
Surgery Center Holdings, Inc. - 144A		130,000	8.875	4/15/2021	133,250
Tenet Healthcare Corp.		405,000	4.625	7/15/2024	398,208
					706,896
HOME BUILDERS - 0.3%
Lennar Corp.		420,000	2.950	11/29/2020	412,650
TRI Pointe Group, Inc.		70,000	4.375	6/15/2019	70,175
TRI Pointe Group, Inc.		130,000	4.875	7/1/2021	128,375
					611,200
INSURANCE - 0.1%
Acrisure Finance, Inc. - 144A		90,000	8.125	2/15/2024	91,744

LODGING - 0.2%
Hilton Domestic Operating Co., Inc. - 144A		295,000	5.125	5/1/2026	297,950

MEDIA - 0.2%
CCO Holdings LLC - 144A		180,000	4.000	3/1/2023	176,013
Dish DBS Corp.		175,000	5.875	7/15/2022	166,906
iHeartCommunications, Inc.		95,000	9.000	12/15/2019	64,125
					407,044
OIL & GAS - 0.4%
Carrizo Oil & Gas, Inc.		140,000	6.250	4/15/2023	138,950
Chesapeake Energy Corp.		170,000	6.625	8/15/2020	172,125
Denbury Resources, Inc. - 144A		60,000	9.250	3/31/2022	59,250
Denbury Resources, Inc. - 144A		185,000	7.500	2/15/2024	162,800
EP Energy LLC - 144A		160,000	8.000	11/29/2024	128,800
Range Resources Corp.		125,000	5.000	3/15/2023	119,969
					781,894

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2019

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
BONDS & NOTES - 3.7% (Continued)
OIL & GAS SERVICES - 0.1%
Bristow Group, Inc. - 144A	$200,000	8.750		3/1/2023	$168,250

PACKAGING & CONTAINERS - 0.3%
Ardagh Packaging Finance PLC - 144A	235,000	6.000		2/15/2025	229,125
BWAY Holding Co. - 144A	265,000	5.500		4/15/2024	259,867
					488,992
PHARMACEUTICALS - 0.2%
Bausch Health Companies, Inc. - 144A	445,000	5.500		11/1/2025	443,888

PIPELINES - 0.1%
Energy Transfer Equity LP	190,000	4.250		3/15/2023	191,900

PRIVATE EQUITY - 0.2%
Icahn Enterprises LP	310,000	6.250		2/1/2022	319,204

REAL ESTATE INVESTMENT TRUSTS - 0.2%
iStar Financial, Inc.	60,000	6.000		4/1/2022	60,000
iStar Financial, Inc.	335,000	5.250		9/15/2022	330,645
					390,645
RETAIL - 0.1%
Cumberland Farms, Inc. - 144A	125,000	6.750		5/1/2025	127,187

SOFTWARE - 0.2%
First Data Corp. - 144A	190,000	5.375		8/15/2023	194,156
First Data Corp. - 144A	90,000	5.000		1/15/2024	92,306
First Data Corp. - 144A	25,000	5.750		1/15/2024	25,797
					312,259
TELECOMMUNICATIONS - 0.1%
Frontier Communications Corp.	90,000	8.500		4/15/2020	81,675

TOTAL BONDS & NOTES (Cost - $6,785,689)					6,543,911

	Shares
RIGHTS - 0.0%
TRA Rights	10,588				7,782
TOTAL RIGHTS (Cost - $17,470)

		Interest
		Rate %
SHORT-TERM INVESTMENT - 4.3%
MONEY MARKET FUND - 4.3%
Fidelity Investments Money Market Government Portfolio - Class I	7,602,464	2.280	+		7,602,464
TOTAL SHORT-TERM INVESTMENT - (Cost - $7,602,464)

TOTAL INVESTMENTS - 101.1% (Cost - $184,698,447)					179,393,934
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%					(1,957,094)
NET ASSETS - 100.0%					$177,436,840

LP - Limited Partnership.

LLC - Limited Liability Company.

LLP - Limited Liability Partnership

PLC - Public Limited Company

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019 the total market value of 144A securities is $3,546,840 or 2.00% of net assets.

+	Variable rate security. Interest rate is as of January 31, 2019.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
January 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 63.5%
AEROSPACE / DEFENSE - 0.1%
TransDigm, Inc.		$50,000	6.375		6/15/2026	$48,312

AGRICULTURE - 0.2%
Bunge Ltd Finance Corp.		110,000	4.350		3/15/2024	108,353

AUTO PARTS & EQUIPMENT - 0.4%
Lear Corp.		195,000	3.800		9/15/2027	180,491
Tenneco, Inc.		65,000	5.000		7/15/2026	55,555
						236,046
AUTOMOBILE ABS - 7.7%
American Credit Acceptance Receivables Trust 2017-2 - 144A		133,593	2.860		6/12/2023	133,335
American Credit Acceptance Receivables Trust 2018-3 - 144A		165,000	3.750		10/15/2024	165,899
Americredit Automobile Receivables Trust 2018-1		135,000	3.820		3/18/2024	136,149
Avid Automobile Receivables Trust 2018-1 - 144A		140,814	2.840		8/15/2023	139,997
Avis Budget Rental Car Funding AESOP LLC - 144A		19,167	2.970		2/20/2020	19,163
Avis Budget Rental Car Funding AESOP LLC - 144A		150,000	3.070		9/20/2023	148,274
Capital Auto Receivables Asset Trust 2017-1 - 144A		160,000	2.700		9/20/2022	157,331
Carmax Auto Owner Trust 2019-1		140,000	3.740		1/15/2025	140,802
Carnow Auto Receivables Trust - 144A		48,723	2.920		9/15/2022	48,537
Centre Point Funding LLC - 144A		82,682	2.610		8/20/2020	81,708
CPS Auto Receivables Trust 2017-D - 144A		100,000	2.430		1/18/2022	99,404
Drive Auto Receivables Trust 2015-D - 144A		16,020	3.380		11/15/2021	16,024
Drive Auto Receivables Trust 2017-3		135,000	2.800		7/15/2022	135,047
Drive Auto Receivables Trust 2017-A - 144A		133,631	2.980		1/18/2022	133,557
Drive Auto Receivables Trust 2019-1		165,000	3.780		4/15/2025	165,821
DT Auto Owner Trust 2017-3 - 144A		160,000	3.010		5/15/2023	159,887
Exeter Automobile Receivables Trust 2017-2 - 144A		160,000	2.820		5/16/2022	159,539
Exeter Automobile Receivables Trust 2018-1 - 144A		170,000	3.030		1/17/2023	169,345
Exeter Automobile Receivables Trust 2019-1 - 144A		165,000	3.820		12/16/2024	164,979
First Investors Auto Owner Trust 2017-2 - 144A		135,000	2.650		11/15/2022	133,534
Flagship Credit Auto Trust 2016-1 - 144A		9,292	2.770		12/15/2020	9,288
Flagship Credit Auto Trust 2017-3 - 144A		160,000	2.910		9/15/2023	159,031
GLS Auto Receivables Trust - 144A		160,000	2.980		12/15/2021	159,610
Hertz Vehicle Financing II LP - 144A		135,000	2.670		9/25/2021	133,680
Hyundai Auto Lease Securitization Trust 2018-A - 144A		136,281	2.550		8/17/2020	136,030
Hyundai Auto Receivables Trust 2017-B		160,000	2.230		2/15/2023	157,603
OneMain Direct Auto Receivables Trust 2017-2 - 144A		135,000	2.820		7/15/2024	133,875
Prestige Auto Receivables Trust 2017-1 - 144A		160,000	2.810		1/17/2023	158,435
Santander Drive Auto Receivables Trust 2014-4		92,570	3.100		11/16/2020	92,569
Santander Drive Auto Receivables Trust 2016-1		94,743	3.090		4/15/2022	94,751
Santander Drive Auto Receivables Trust 2017-1		115,000	2.580		5/16/2022	114,497
Tesla Auto Lease Trust 2018-A - 144A		111,997	2.320		12/20/2019	111,756
Westlake Automobile Receivables Trust 2018-3 - 144A		150,000	3.610		10/16/2023	150,588
						4,120,045
BANKS - 9.5%
Banco de Credito e Inversiones SA - 144A		370,000	3.500		10/12/2027	347,569
Banco Santander Chile - 144A		150,000	3.875		9/20/2022	151,493
Bank of America Corp.		456,000	4.200		8/26/2024	467,122
Bank of Montreal	5 Year Swap Rate US + 1.432%	234,000	3.803	+	12/15/2032	223,171
Bank of New York Mellon Corp.	3 Month LIBOR + 3.420%	190,000	4.950	+	12/29/2049	192,264
BBVA Bancomer SA/Texas - 144A	5 Year Treasury Note + 2.650%	200,000	5.125	+	1/18/2033	181,250
Citigroup, Inc.		41,215	2.350		8/2/2021	40,503
Citigroup, Inc.		222,000	3.200		10/21/2026	213,808
Citigroup, Inc.		160,000	4.050		7/30/2022	163,305
Goldman Sachs Group, Inc.		370,000	4.250		10/21/2025	373,760
Huntington Bancshares, Inc.	3 Month LIBOR + 2.880%	100,000	5.700	+	Perpetual	94,500
JPMorgan Chase & Co.	3 Month LIBOR + 3.800%	205,000	5.300	+	12/29/2049	208,146
KeyCorp	3 Month LIBOR + 3.606%	115,000	5.000	+	12/29/2049	108,851
M&T Bank Corp.	3 Month LIBOR + 3.520%	170,000	5.125	+	12/29/2049	166,426
Morgan Stanley		120,000	6.375		7/24/2042	154,058
PNC Financial Services Group, Inc.	3 Month LIBOR + 3.040%	310,000	4.850	+	5/29/2049	297,282
PNC Financial Services Group, Inc.	3 Month LIBOR + 3.300%	170,000	5.000	+	12/29/2049	161,751
Santander Holdings USA, Inc.		133,000	3.700		3/28/2022	132,934
Santander Holdings USA, Inc.		65,000	4.400		7/13/2027	63,686
Santander Holdings USA, Inc.		80,000	4.450		12/3/2021	81,392

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 63.5% (Continued)
BANKS - 9.5% (Continued)
Synovus Financial Corp.	5 Year Swap Rate US + 3.379%	$23,000	5.900	+	2/7/2029	$23,012
Toronto-Dominion Bank	5 Year Swap Rate US + 2.205%	195,000	3.625	+	9/15/2031	188,048
UBS AG/Stamford CT		650,000	7.625		8/17/2022	713,105
Wells Fargo & Co.	3 Month LIBOR + 3.110%	330,000	5.900	+	Perpetual	333,576
						5,081,012
BEVERAGES - 0.6%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. - 144A		275,000	3.650		2/1/2026	270,602
Anheuser-Busch InBev Worldwide, Inc.		40,000	4.750		1/23/2029	41,593
						312,195
BUILDING MATERIALS - 0.9%
CRH America Finance, Inc. - 144A		200,000	3.400		5/9/2027	185,334
Owens Corning		165,000	3.400		8/15/2026	148,841
Vulcan Materials Co.		165,000	3.900		4/1/2027	158,613
						492,788
CHEMICALS - 0.5%
NOVA Chemicals Corp. - 144A		55,000	4.875		6/1/2024	52,456
SABIC Capital II BV - 144A		200,000	4.500		10/10/2028	204,384
						256,840
COMMERCIAL MBS - 3.1%
Aventura Mall Trust 2013-AVM - 144A		155,000	3.743	++	12/5/2032	157,464
Aventura Mall Trust 2013-AVM - 144A		100,000	3.867	++	12/5/2032	101,232
BAMLL Commercial Mortgage Securities Trust 2015-200P - 144A		105,000	3.218		4/14/2033	104,627
Caesars Palace Las Vegas Trust 2017-VICI - 144A		100,000	4.138		10/15/2034	101,811
Cold Storage Trust 2017-ICE3 - 144A	1 Month LIBOR + 1.000%	260,000	3.509	+	4/15/2024	259,287
GAHR Commercial Mortgage Trust 2015-NRF - 144A		105,000	3.382	++	12/15/2019	104,258
GS Mortgage Securities Corp. Trust 2012-ALOHA - 144A		132,000	3.551		4/10/2022	133,696
Hilton USA Trust 2016-SFP - 144A		185,000	3.323		11/5/2035	182,192
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 - 144A		97,467	4.388		5/15/2021	100,107
Morgan Stanley Capital I Trust 2017-CLS - 144A	1 Month LIBOR + 0.700%	85,000	3.209	+	11/15/2034	84,036
One Market Plaza Trust 2017-1MKT - 144A		105,000	3.614		2/10/2024	106,484
RETL 2018-RVP - 144A	1 Month LIBOR + 2.050%	105,000	4.559	+	3/15/2033	104,501
Sutherland Commercial Mortgage Loans 2018-SBC7 - 144A		92,016	4.720	++	5/25/2039	92,568
						1,632,263
COMMERCIAL SERVICES - 0.4%
Ashtead Capital, Inc. - 144A		200,000	4.375		8/15/2027	191,000

COMPUTERS - 0.6%
Dell International LLC / EMC Corp. - 144A		155,000	6.020		6/15/2026	162,359
Dell International LLC / EMC Corp. - 144A		65,000	8.100		7/15/2036	75,042
Hewlett Packard Enterprise Co.		100,000	4.900		10/15/2025	104,615
						342,016
DIVERSIFIED FINANCIAL SERVICES - 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust		150,000	3.650		7/21/2027	135,077
Brookfield Finance LLC		174,000	4.000		4/1/2024	173,083
Capital One Financial Corp.		165,000	3.750		7/28/2026	157,406
Capital One Financial Corp.		165,000	4.200		10/29/2025	165,396
E*TRADE Financial Corp.		175,000	4.500		6/20/2028	173,358
Jefferies Group LLC		14,000	6.875		4/15/2021	14,870
Navient Corp.		135,000	6.750		6/25/2025	130,106
Springleaf Finance Corp.		90,000	6.875		3/15/2025	86,287
Synchrony Financial		135,000	3.950		12/1/2027	123,723
						1,159,306
ELECTRIC - 0.9%
American Electric Power Co., Inc.		59,000	3.650		12/1/2021	59,838
Duke Energy Corp.		170,000	2.650		9/1/2026	158,671
Exelon Corp.		230,000	3.497		6/1/2022	228,423
PSEG Power LLC		47,000	3.850		6/1/2023	47,356
						494,288
ENERGY - ALTERNATE RESOURCES - 0.2%
TerraForm Power Operating LLC - 144A		90,000	5.000		1/31/2028	83,925

ENGINEERING & CONSTRUCTION - 0.1%
Frontdoor, Inc. - 144A		70,000	6.750		8/15/2026	69,650

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 63.5% (Continued)
ENTERTAINMENT - 0.2%
Eldorado Resorts, Inc. - 144A		$35,000	6.000		9/15/2026	$35,088
Gateway Casinos & Entertainment Ltd. - 144A		45,000	8.250		3/1/2024	46,575
						81,663
FOOD - 0.3%
Kraft Heinz Foods Co.		165,000	3.000		6/1/2026	153,042

HEALTHCARE PRODUCTS - 0.7%
Becton Dickinson and Co.		33,000	3.363		6/6/2024	32,367
Becton Dickinson and Co.		120,000	3.700		6/6/2027	117,154
Zimmer Biomet Holdings, Inc.		230,000	3.550		4/1/2025	222,848
						372,369
HEALTHCARE - SERVICES - 1.4%
Anthem, Inc.		35,000	3.650		12/1/2027	34,460
Anthem, Inc.		175,000	4.101		3/1/2028	176,737
Cardinal Health, Inc.		140,000	3.410		6/15/2027	130,566
Centene Corp. - 144A		25,000	5.375		6/1/2026	25,875
HCA, Inc.		120,000	5.375		2/1/2025	124,163
Surgery Center Holdings, Inc. - 144A		95,000	8.875		4/15/2021	97,375
Tenet Healthcare Corp.		135,000	4.625		7/15/2024	132,736
						721,912
HOME BUILDERS - 0.6%
PulteGroup, Inc.		125,000	6.375		5/15/2033	116,562
TRI Pointe Group, Inc.		85,000	5.875		6/15/2024	82,238
William Lyon Homes, Inc.		135,000	6.000		9/1/2023	123,863
						322,663
HOME EQUITY ABS - 0.7%
GSAA Trust 2005-1 AF4 (a)		91,249	5.619		11/25/2034	91,795
NewResidential Mortgage Loan Trust 2018-1 - 144A		214,381	4.000	++	12/25/2057	218,051
NovaStar Mortgage Funding Trust Series 2004-4	1 Month LIBOR + 1.725%	87,779	4.235	+	3/25/2035	88,609
						398,455
INSURANCE - 1.6%
Allstate Corp.	3 Month LIBOR + 2.938%	150,000	5.750	+	8/15/2053	149,471
Athene Holding Ltd.		135,000	4.125		1/12/2028	126,185
MetLife, Inc.	3 Month LIBOR + 2.959%	76,000	5.875	+	Perpetual	75,888
Prudential Financial, Inc.	3 Month LIBOR + 3.920%	300,000	5.625	+	6/15/2043	311,129
Teachers Insurance & Annuity Association of America - 144A	3 Month LIBOR + 2.661%	110,000	4.375	+	9/15/2054	111,682
Trinity Acquisition PLC		60,000	4.400		3/15/2026	60,076
						834,431
INVESTMENT COMPANIES - 0.8%
Ares Capital Corp.		80,000	3.500		2/10/2023	76,215
Ares Capital Corp.		105,000	4.250		3/1/2025	100,250
BrightSphere Investment Group PLC		165,000	4.800		7/27/2026	158,869
FS Investment Corp.		64,000	4.250		1/15/2020	64,205
FS Investment Corp.		50,000	4.750		5/15/2022	49,829
						449,368
IRON/STEEL - 0.3%
ArcelorMittal		170,000	6.125		6/1/2025	183,013

LODGING - 0.1%
Wyndham Destinations, Inc.		45,000	4.500		4/1/2027	43,144

MACHINERY- CONSTRUCTION & MINING - 0.3%
Oshkosh Corp.		183,000	4.600		5/15/2028	183,276

MACHINERY- DIVERSIFIED - 0.3%
CNH Industrial NV		137,000	4.500		8/15/2023	139,082

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 63.5% (Continued)
MEDIA - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital		$155,000	5.050		3/30/2029	$158,609
Discovery Communications LLC		160,000	3.950		3/20/2028	152,641
DISH DBS Corp.		55,000	5.875		7/15/2022	52,456
Meredith Corp. - 144A		85,000	6.875		2/1/2026	87,975
						451,681
MINING - 0.7%
BHP Billiton Finance USA Ltd. - 144A	5 Year Swap Rate USD + 5.093%	200,000	6.750	+	10/19/2075	217,045
Glencore Funding LLC - 144A		165,000	4.000		3/27/2027	158,747
						375,792
MISCELLANEOUS MANUFACTURING - 0.5%
General Electric Co.	3 Month LIBOR + 3.330%	321,000	5.000	+	12/29/2049	281,348

OIL & GAS - 0.9%
Helmerich & Payne, Inc. - 144A		100,000	4.650		3/15/2025	103,123
Holly Frontier Corp.		165,000	5.875		4/1/2026	171,248
Jagged Peak Energy LLC - 144A		105,000	5.875		5/1/2026	101,850
Petroleos Mexicanos		90,000	6.500		1/23/2029	84,960
Transocean Guardian Ltd. - 144A		37,800	5.875		1/15/2024	38,178
						499,359
OIL & GAS SERVICES - 0.3%
Bristow Group, Inc. - 144A		50,000	8.750		3/1/2023	42,063
USA Compression Partners LP / USA Compression Finance Corp.		105,000	6.875		4/1/2026	105,525
						147,588
OTHER ABS - 8.6%
American Homes 4 Rent 2015-SFR2 Trust - 144A		220,000	4.691		10/17/2045	228,491
American Homes 4 Rent 2014-SFR2 Trust - 144A		230,000	4.705		10/17/2036	239,459
AXIS Equipment Finance Receivables VI LLC - 144A		140,000	3.890		7/20/2022	140,250
Bayview Opportunity Master Fund IVa Trust 2017-SPL5 - 144A		100,000	4.000	++	6/28/2057	100,660
Bayview Opportunity Master Fund IVa Trust 2017-RT1 - 144A		81,900	3.000	++	3/28/2057	80,505
CCG Receivables Trust 2018-1 - 144A		367,127	2.500		6/16/2025	365,295
CoreVest American Finance 2018-1 Trust - 144A		113,405	3.804		5/15/2023	113,963
CoreVest American Finance 2018-2 Trust - 144A		211,605	4.026		11/15/2052	214,636
CWABS Asset-Backed Certificates Trust 2005-1 (a)		184,188	5.159		7/25/2035	189,383
Diamond Resorts Owner Trust - 144A		90,978	3.270		10/22/2029	89,989
Mill City Mortgage Loan Trust 2017-1 - 144A		93,262	2.750	++	11/25/2058	92,044
Mill City Mortgage Loan Trust 2018-4 - 144A		295,000	3.500	++	4/25/2066	290,667
MVW Owner Trust 2016-1 - 144A		69,467	2.250		12/20/2033	67,897
MVW Owner Trust 2017-1 - 144A		110,372	2.420		12/20/2034	107,507
Oak Hill Advisors Residential Loan Trust 2017-NPL2 - 144A (a)		131,828	3.000		7/25/2057	129,597
Pretium Mortgage Credit Partners I 2017-NPL5 LLC - 144A		63,835	3.327	++	12/30/2032	63,132
RCO Mortgage LLC 2017-1 - 144A (a)		79,478	3.375		8/25/2022	79,245
Sofi Consumer Loan Program 2017-5 LLC - 144A		105,000	2.780		9/25/2026	104,013
Sofi Consumer Loan Program 2017-6 LLC - 144A		100,000	2.820		11/25/2026	99,166
Tricon American Homes 2017-SFR1 Trust - 144A		100,000	2.716		9/17/2022	97,104
Towd Point Mortgage Trust 2017-1 - 144A		144,232	2.750	++	10/25/2056	141,717
Towd Point Mortgage Trust 2019-1 - 144A		275,000	3.750	++	3/25/2058	273,325
Towd Point Mortgage Trust 2018-4 - 144A		348,909	3.000	++	6/25/2058	341,788
Towd Point Mortgage Trust - 144A		172,000	3.250	++	10/25/2053	171,336
Towd Point Mortgage Trust 2018-SJ1 - 144A		263,374	4.000	++	10/25/2058	264,239
Towd Point Mortgage Trust 2015-6 - 144A		130,000	3.750	++	4/25/2055	130,096
Towd Point Mortgage Trust 2017-1 - 144A		115,000	3.750	++	10/25/2056	113,364
VOLT LXXV LLC - 144A (a)		165,000	4.336		1/25/2049	165,599
VSE 2017-A VOI Mortgage LLC - 144A		94,396	2.330		3/20/2035	92,171
						4,586,638
PACKAGING & CONTAINERS - 0.1%
Greif, Inc. - 144A		70,000	6.500		3/1/2027	70,613

PHARMACEUTICALS - 2.5%
AbbVie, Inc.		100,000	3.200		5/14/2026	94,561
AbbVie, Inc.		55,000	3.600		5/14/2025	54,307
Allergan Funding SCS		200,000	3.450		3/15/2022	199,706
Bausch Health Cos, Inc. - 144A		70,000	5.500		11/1/2025	69,825
Bausch Health Cos, Inc. - 144A		10,000	6.500		3/15/2022	10,363
Bausch Health Cos, Inc. - 144A		20,000	7.000		3/15/2024	21,062

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2019

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate %	Date	Value
CORPORATE BONDS & NOTES - 63.5% (Continued)
PHARMACEUTICALS - 2.5% (Continued)
Cardinal Health, Inc.		$105,000	3.079	6/15/2024	$100,272
Cigna Corp. - 144A		5,000	4.125	11/15/2025	5,106
Cigna Corp. - 144A		138,000	4.375	10/15/2028	141,839
CVS Health Corp.		294,000	4.300	3/25/2028	298,372
Elanco Animal Health, Inc. - 144A		30,000	4.900	8/28/2028	31,112
Mylan NV		145,000	3.950	6/15/2026	137,407
Takeda Pharmaceutical Co., Ltd. - 144A		200,000	4.000	11/26/2021	203,728
					1,367,660
PIPELINES - 2.2%
Andeavor Logistics LP		135,000	4.250	12/1/2027	131,550
Cheniere Energy Partners LP - 144A		55,000	5.625	10/1/2026	55,267
Energy Transfer Partners LP		165,000	4.200	4/15/2027	159,023
Kinder Morgan Inc/DE		160,000	4.300	6/1/2025	163,956
Kinder Morgan Inc/DE		45,000	7.750	1/15/2032	56,320
MPLX LP		135,000	4.875	12/1/2024	140,930
NuStar Logistics LP		145,000	5.625	4/28/2027	141,194
Sabine Pass Liquefaction LLC		85,000	4.200	3/15/2028	83,576
Sabine Pass Liquefaction LLC		100,000	6.250	3/15/2022	106,622
Valero Energy Partners LP		120,000	4.500	3/15/2028	121,276
					1,159,714
PRIVATE EQUITY - 0.2%
Apollo Management Holdings LP - 144A		135,000	4.000	5/30/2024	134,180

REITS - 4.1%
Alexandria Real Estate Equities, Inc.		100,000	3.950	1/15/2027	97,857
Corporate Office Properties LP		196,000	3.600	5/15/2023	191,868
EPR Properties		220,000	4.750	12/15/2026	220,057
GLP Capital LP / GLP Financing II, Inc.		155,000	5.750	6/1/2028	162,144
Healthcare Realty Trust, Inc.		90,000	3.875	5/1/2025	88,522
Healthcare Trust of America Holdings LP		150,000	3.750	7/1/2027	144,435
Hospitality Properties Trust		165,000	4.950	2/15/2027	159,996
iStar, Inc.		55,000	5.250	9/15/2022	54,285
Kilroy Realty LP		165,000	4.375	10/1/2025	166,866
Life Storage LP		65,000	3.875	12/15/2027	62,589
LifeStorage LP/CA		205,000	3.500	7/1/2026	194,789
MPT Operating Partnership LP / MPT Finance Corp.		85,000	5.000	10/15/2027	82,960
Physicians Realty LP		140,000	3.950	1/15/2028	130,634
Retail Opportunity Investments Partnership LP		105,000	4.000	12/15/2024	98,863
Office Properties Income Trust		170,000	4.500	2/1/2025	160,824
Welltower, Inc.		175,000	4.000	6/1/2025	175,394
					2,192,083
RETAIL - 0.6%
Dollar Tree, Inc.		150,000	4.000	5/15/2025	147,316
QVC, Inc.		195,000	4.375	3/15/2023	194,558
					341,874
SEMICONDUCTORS - 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd.		144,000	3.625	1/15/2024	140,189

SOFTWARE - 0.5%
Citrix Systems, Inc.		120,000	4.500	12/1/2027	115,275
Vmware, Inc.		83,000	2.950	8/21/2022	80,521
Vmware, Inc.		88,000	3.900	8/21/2027	83,324
					279,120
STUDENT LOAN ABS - 0.7%
Navient Private Education Loan Trust 2017-A - 144A		160,000	2.880	12/16/2058	157,033
SoFi Professional Loan Program 2016-C LLC - 144A		200,242	2.360	12/25/2032	196,621
					353,654

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 63.5% (Continued)
TELECOMMUNICATIONS - 0.8%
AT&T, Inc.		$246,000	4.100		2/15/2028	$244,365
Frontier Communications Corp. - 144A		70,000	8.500		4/1/2026	63,682
Sprint Spectrum Co. LLC		137,500	3.360		9/20/2021	137,088
						445,135
TRUCKING & LEASING - 0.6%
Aviation Capital Group LLC - 144A		205,000	3.500		11/1/2027	191,449
Penske Truck Leasing Co. LP - 144A		140,000	4.125		8/1/2023	140,893
						332,342
WHOLE LOAN COLLATERAL CMO - 4.4%
Angel Oak Mortgage Trust I LLC 2018-2 - 144A		48,057	3.674	++	7/27/2048	48,175
Angel Oak Mortgage Trust I LLC 2019-1 - 144A		220,000	3.920	++	11/25/2048	219,998
Banc of America Funding 2005-1 Trust		42,893	5.500		2/25/2035	42,634
Chase Mortgage Trust 2016-1 - 144A		132,792	3.750	++	4/25/2045	133,667
Citigroup Mortgage Loan Trust, Inc.		49,355	6.750		8/25/2034	53,107
COLT 2018-1 Mortgage Loan Trust - 144A		155,000	3.661	++	2/25/2048	154,029
COLT 2018-1 Mortgage Loan Trust - 144A		52,887	2.930	++	2/25/2048	52,485
Deephaven Residential Mortgage Trust 2017-2 - 144A		73,648	2.453	++	6/25/2047	72,725
Galton Funding Mortgage Trust 2017-1 - 144A		113,759	3.500	++	11/25/2057	112,611
Homeward Opportunities Fund I Trust 2018-2 - 144A		246,520	3.985	++	11/25/2058	249,094
JP Morgan Mortgage Trust 2017-3 - 144A		95,608	2.500	++	8/25/2047	93,160
JP Morgan Mortgage Trust 2017-5 - 144A		293,362	3.176	++	12/15/2047	292,652
MASTR Alternative Loan Trust 2004-4		50,734	5.500		4/25/2034	52,777
Metlife Securitization Trust - 144A		100,000	3.692	++	4/25/2055	98,251
OBX 2019-INV1 Trust - 144A		165,000	4.500	++	11/25/2048	167,543
Residential Asset Securitization Trust 2005-A1		77,665	5.500		4/25/2035	79,916
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4		69,665	4.369	++	4/25/2034	71,570
Verus Securitization Trust 2018-2 - 144A		274,855	3.677	++	6/1/2058	275,309
Verus Securitization Trust 2018-1 - 144A		66,563	2.929	++	2/25/2048	66,119
						2,335,822

TOTAL CORPORATE BONDS & NOTES (Cost - $34,266,654)						34,005,249

FOREIGN GOVERNMENT BONDS - 2.7%
Argentine Republic Government International Bond		330,000	4.625		1/11/2023	284,006
Dominican Republic International Bond - 144A		100,000	5.950		1/25/2027	103,125
Dominican Republic International Bond - 144A		150,000	6.000		7/19/2028	155,063
Indonesia Government International Bond - 144A		215,000	8.500		10/12/2035	300,228
Oman Government International Bond - 144A		200,000	5.625		1/17/2028	182,681
Saudi Government International Bond - 144A		200,000	4.375		4/16/2029	204,049
State Oil Co of the Azerbaijan Republic		200,000	6.950		3/18/2030	220,652
TOTAL FOREIGN GOVERNMENT BONDS - (Cost - $1,451,948)						1,449,804

MUNICIPAL BONDS - 7.0%
City of Bristol VA		340,000	4.210		1/1/2042	345,569
Idaho Health Facilities Authority		135,000	5.020		3/1/2048	140,404
New York City Transitional Finance Authority Future Tax Secured Revenue		480,000	5.000		8/1/2040	545,712
Port Authority of New York & New Jersey		470,000	5.000		4/15/2057	524,807
Rockdale County Water & Sewerage Authority		305,000	3.060		7/1/2024	303,865
San Diego County Regional Airport Authority		325,000	5.594		7/1/2043	355,630
State of California		765,000	7.600		11/1/2040	1,146,414
State of Texas		245,000	3.011		10/1/2026	244,445
University of California		115,000	4.428		5/15/2048	118,720
TOTAL MUNICIPAL - (Cost - $3,730,561)						3,725,566

U.S. GOVERNMENT & AGENCY - 16.8%
U.S. GOVERNMENT AGENCY - 6.9%
Fannie Mae Pool		20,030	6.000		11/1/2034	21,963
Fannie Mae Pool		17,706	6.000		3/1/2036	19,202
Fannie Mae Pool		163,817	5.500		9/1/2036	178,440
Fannie Mae Pool		65,699	6.500		5/1/2037	75,798
Fannie Mae Pool		24,718	5.000		4/1/2038	26,609
Fannie Mae Pool		26,129	5.500		4/1/2038	28,059
Fannie Mae Pool		64,925	6.000		8/1/2038	70,927
Fannie Mae Pool		145,220	5.000		6/1/2039	155,514
Fannie Mae Pool		220,527	4.000		9/1/2044	226,670
Fannie Mae Pool		253,815	3.500		8/1/2045	256,240

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
U.S. GOVERNMENT & AGENCY - 16.8% (Continued)
U.S. GOVERNMENT AGENCY - 6.9%
Fannie Mae Pool		$177,921	3.500		12/1/2045	$179,567
Fannie Mae Pool		190,536	3.500		1/1/2046	192,269
Fannie Mae Pool		350,261	4.000		4/1/2046	359,925
Fannie Mae Pool		325,207	3.500		6/1/2046	327,930
Fannie Mae Pool		524,370	4.000		4/1/2048	537,789
Fannie Mae Pool		526,847	4.000		6/1/2048	540,127
Freddie Mac Gold Pool		180,578	5.000		12/1/2035	194,289
Freddie Mac Gold Pool		27,013	5.500		10/1/2039	28,910
Freddie Mac Gold Pool		255,068	3.500		4/1/2046	257,433
						3,677,661
U.S. TREASURY OBLIGATIONS - 9.9%
United States Treasury Bond		915,000	1.125		2/28/2019	914,144
United States Treasury Bond		1,595,000	2.000		2/15/2025	1,550,515
United States Treasury Bond		785,000	3.125		2/15/2043	804,410
United States Treasury Bond		2,030,000	3.000		8/15/2048	2,025,242
						5,294,311

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $8,946,473)						8,971,972

BANK LOANS - 5.5%
ADVERTISING - 0.2%
Red Ventures LLC Term B-1 Loan	1 Month LIBOR + 3.000%	89,844	5.315	+	11/8/2024	89,156

AEROSPACE - 0.3%
Accudyne Industries Initial Term Loan	1 Month LIBOR + 3.000%	111,845	5.302	+	8/18/2024	109,351
Atlantic Aviation FBO, Inc. Term Loan	2 Month LIBOR + 3.750%	15,000	6.547	+	11/30/2025	15,094
TransDigm, Inc. New Tranche E Term Loan	1 Month LIBOR + 2.500%	49,874	4.742	+	5/14/2025	48,738
						173,183
AUTO MANUFACTURERS - 0.2%
Navistar, Inc. Tranche B Term Loan	1 Month LIBOR + 3.500%	89,325	5.640	+	11/2/2024	88,153

COMMERCIAL SERVICES - 0.2%
CHG Healthcare Services, Inc. New Term Loan	1 Month LIBOR + 3.000%	78,549	5.293	+	6/7/2023	77,873

DISTRIBUTION / WHOLESALE - 0.2%
American Builders & Contractors Supply Co, Inc. Term B-2 Loan	1 Month LIBOR + 2.000%	133,977	4.242	+	10/31/2023	131,063

DIVERSIFIED - FINANCIAL SERVICES - 0.5%
Capital Automotive LP Initial Tranche B-2 Term Loan	1 Month LIBOR + 2.500%	152,573	4.750	+	3/24/2024	148,949
Refinitiv US Holdings, Inc. Initial Dollar Term Loan	1 Month LIBOR + 3.750%	135,000	6.006	+	10/1/2025	129,885
						278,834
ELECTRIC - 0.1%
Vistra Operations Co. LLC 2018 Incremental Term Loan	1 Month LIBOR + 2.000%	59,700	4.200	+	12/1/2025	58,697

ENGINEERING & CONSTRUCTION - 0.1%
frontdoor, inc. Initial Term Loan	1 Month LIBOR + 2.500%	74,813	4.750	+	8/14/2025	74,579

ENTERTAINMENT - 0.4%
Crown Finance US, Inc. Initial Dollar Tranche Term Loan	1 Month LIBOR + 2.500%	74,438	4.742	+	2/7/2025	72,837
GVC Holdings PLC Facility B2	1 Month LIBOR + 2.500%	49,325	4.742	+	3/16/2024	48,881
Scientific Games International, Inc. Initial Term B-5 Loan	1 Month LIBOR + 2.750%	84,363	5.019	+	8/14/2024	81,911
						203,629
FOOD - 0.3%
Aramark Intermediate HoldCo Corporation U.S. Term B-3 Loan	1 Month LIBOR + 1.750%	65,286	4.006	+	3/11/2025	64,960
Hearthside Group Holdings LLC Initial Term Loan	1 Month LIBOR + 3.688%	14,925	5.242	+	5/17/2025	14,403
Hearthside Group Holdings LLC 2018 Incremental Term B-2 Loan	1 Month LIBOR + 4.000%	60,000	6.315	+	5/31/2025	58,500
						137,863

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 5.5% (Continued)
HEALTHCARE - Services - 0.4%
CCS-CMGC Holdings, Inc. Initial Term Loan	1 Month LIBOR + 5.500%	$80,000	7.756	+	9/25/2025	$76,400
Quorum Health Corp. Term Loan	1 Month LIBOR + 6.750%	34,677	8.992	+	4/12/2022	34,669
Regionalcare Hospital Partners Holdings, Inc. Term B Loan	3 Month LIBOR + 4.500%	100,000	7.128	+	11/16/2025	97,800
						208,869
HOME FURNISHINGS - 0.1%
SharkNinja Operating LLC Tranche B Term Loan	1 Month LIBOR + 4.000%	74,312	6.250	+	10/5/2024	73,662

HOUSEHOLD PRODUCTS / WARES - 0.4%
KIK Custom Products, Inc. Initial Loan	1 Month LIBOR + 4.000%	108,120	6.242	+	5/15/2023	102,633
Summit Materials, LLC New Term Loan	1 Month LIBOR + 2.000%	99,748	4.345	+	11/10/2024	97,504
						200,137
INSURANCE - 0.1%
Sedgwick Holdings, Inc. Initial Term Loan	1 Month LIBOR + 3.250%	5,000	5.988	+	11/5/2025	4,885

INVESTMENT COMPANIES - 0.3%
TKC Holdings, Inc. Initial Term Loan	1 Month LIBOR + 3.750%	83,887	6.000	+	2/1/2023	81,545
UFC Holdings LLC Term Loan	1 Month LIBOR + 3.250%	66,533	5.500	+	8/18/2023	66,137
						147,682
LODGING - 0.2%
Station Casino LLC Term B Facility Loan	1 Month LIBOR + 2.500%	55,490	4.750	+	6/8/2023	54,942
Wyndham Hotels & Resorts, Inc. Term B Loan	1 Month LIBOR + 1.750%	79,800	3.992	+	3/29/2025	78,631
						133,573
MACHINERY - DIVERSIFIED - 0.1%
Brookfield WEC Holdings, Inc. Initial Term Loan	3 Month LIBOR + 3.750%	80,000	5.992	+	7/26/2025	79,736

MEDIA - 0.1%
Meredith Corporation Tranche B-1 Term Loan	1 Month LIBOR + 2.750%	81,618	5.242	+	1/31/2025	81,261

PHARMACEUTICALS - 0.1%
Valeant Pharmaceuticals International, Inc. Initial Term Loan	1 Month LIBOR + 3.000%	9,488	5.092	+	6/1/2025	9,401
Valeant Pharmaceuticals International, Inc. First Incremental Term Loan	1 Month LIBOR + 2.750%	28,875	5.129	+	6/1/2025	28,521
						37,922
PIPELINES - 0.0%
Moda Ingleside Energy Center LLC Initial Term Loan	1 Month LIBOR + 3.250%	5,000	5.492	+	9/26/2025	4,953

REGIONAL - 0.2%
Seminole Indian Tribe of Florida 2018 Replacement Term B Loan	1 Month LIBOR + 1.750%	88,875	3.456	+	7/6/2024	88,486

RETAIL - 0.1%
84 Lumber Company Term B-1 Loan	1 Month LIBOR + 5.250%	78,625	7.466	+	10/25/2023	78,101

SOFTWARE - 0.5%
Boxer Parent Co., Inc. Initial Dollar Term Loan	3 Month LIBOR + 4.250%	110,000	6.648	+	6/28/2025	107,623
IQVIA, Inc. Term B-3 Dollar Loan	1 Month LIBOR + 1.750%	109,450	4.136	+	6/8/2025	107,945
Kronos, Inc. Incremental Term Loan	3 Month LIBOR + 3.000%	78,625	5.343	+	11/1/2023	77,225
						292,793

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 5.5% (Continued)
TELECOMMUNICATIONS - 0.4%
CenturyLink, Inc. Initial Term B Loan	1 Month LIBOR + 2.750%	$113,850	4.992	+	1/31/2025	$109,074
Digicel International Finance Limited Initial Term B Loan	3 Month LIBOR + 3.250%	14,850	5.570	+	5/10/2024	13,693
Telenet Financing USD LLC Term Loan AN Facility	1 Month LIBOR + 2.250%	105,000	4.408	+	5/17/2026	102,489
						225,256

TOTAL BANK LOANS - (Cost - $3,022,415)						2,970,346

		Shares
SHORT-TERM INVESTMENT - 1.1%
MONEY MARKET FUND - 1.1%
Fidelity Investments Money Market Government Portfolio - Class I
(Cost - $583,568)		583,568	2.280	+		$583,568

TOTAL INVESTMENTS - 96.6% (Cost - $52,001,619)						$51,706,505
OTHER ASSETS LESS LIABILITIES - 3.4%						1,839,061
NET ASSETS - 100.0%						$53,545,566

ABS - Asset Backed Security

CMO - Collateralized Mortgage Obligation

LLC - Limited Liability Corporation

LP - Limited Partnership

MBS - Mortgage Backed Security

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

REITS - Real Estate Investment Trust

+	Variable rate security. Interest rate is as of January 31, 2019.

++	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $16,981,837 or 31.71% of net assets.

(a)	Step-Up Bond; the interest rate shown is the rate in effect as of January 31, 2019.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
January 31, 2019

Security	Shares		Value
COMMON STOCKS - 77.3%
AEROSPACE/DEFENSE - 3.1%
Arconic, Inc.	66,799		$1,257,157
Boeing Co.	9,392		3,621,743
Harris Corp.	9,065		1,388,577
United Technologies Corp.	12,947		1,528,652
			7,796,129
AIRLINES - 0.1%
American Airlines Group, Inc. *	101,283		136,732

APPAREL - 0.5%
Nike, Inc.	16,000		1,310,080

BANKS - 0.9%
Bank of America Corp.	80,229		2,284,120

BEVERAGES - 0.9%
PepsiCo., Inc.	20,971		2,362,803

BIOTECHNOLOGY - 4.4%
Celgene Corp. *	113,243		10,017,476
Pacific Biosciences of California, Inc. *	127,838		884,639
			10,902,115
BUILDING MATERIALS - 0.4%
Louisiana Pacific Corp.	35,771		872,097

CHEMICALS - 1.2%
A. Schulman, Inc. *	44,665		111,662
DowDuPoint, Inc.	51,627		2,778,049
International Flavors & Fragrances, Inc.	—	^	9
			2,889,720
COMMERCIAL SERVICES - 3.0%
Nutrisystem, Inc.	98,028		4,255,395
PayPal Holdings, Inc. *	30,143		2,675,493
United Rentals, Inc. *	5,210		652,605
			7,583,493
COMPUTERS - 2.5%
International Business Machines Corp.	11,115		1,494,078
Lumentum Holdings, Inc. *	1		46
Luxoft Holding, Inc. *	80,024		4,643,793
			6,137,917
COSMETICS - 0.6%
Colgate-Palmolive Co.	24,242		1,567,973

ELECTRIC - 1.5%
Dominion Energy, Inc.	52,819		3,710,002

ELECTRONICS - 2.4%
Honeywell International, Inc.	12,797		1,838,033
Orbotech Ltd. *	55,953		3,431,597
Resideo Technologies, Inc. *	30,890		677,418
			5,947,048
ENTERTAINMENT - 0.4%
Marriot Vacations Worldwide Corp.	10,770		953,576

FOOD - 1.5%
Conagra Brands, Inc.	76,076		1,646,285
Mondelez International, Inc.	42,630		1,972,064
			3,618,349

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 77.3% (Continued)
GAS - 2.2%
Vectren Corp.	75,123	$5,437,403

HEALTHCARE-PRODUCTS - 0.9%
Danaher Corp.	20,832	2,310,685

HEALTHCARE-SERVICES - 0.4%
Civitas Solutions, Inc. *	62,708	1,111,813

HOLDING COMPANIES - DIVERSIFIED - 0.6%
CM Seven Star Acquisition Co. *	105,264	1,075,798
Constellation Alpha Capital Corp. *	43,102	440,933
		1,516,731
HOME BUILDERS - 0.5%
Lennar Corp.	24,304	1,152,496

INSURANCE - 2.5%
Aspen Insurance Holdings Ltd.	128,576	5,365,477
Navigators Group, Inc.	14,191	990,532
		6,356,009
INTERNET - 0.5%
Alphabet, Inc. *	1,149	1,293,647

LODGING - 0.7%
Marriott International, Inc.	15,864	1,816,904

MEDIA - 8.7%
CBS Corp.	68,175	3,371,935
Tribune Media Co.	124,703	5,725,115
Twenty-First Century Fox, Inc.	253,376	12,493,971
		21,591,021
MISCELLANEOUS MANUFACTURING - 0.4%
General Electric Co.	92,588	940,694

OIL & GAS - 2.8%
Diamondback Energy, Inc.	6,982	719,984
Marathon Petroleum Corp.	48,839	3,236,072
MEG Energy Corp. *	82,792	342,314
Newfield Exploration Co. *	42,610	778,911
Royal Dutch Shell PLC - ADR	30,418	1,877,703
		6,954,984
PACKAGING & CONTAINERS - 2.8%
Bemis Co., Inc.	143,231	6,995,402

PHARMACEUTICALS - 3.3%
Cigna Corporation	11,145	2,226,806
CVS Health Corp.	24,738	1,621,576
Johnson & Johnson	15,868	2,111,713
Takeda Pharmaceutical Company Ltd. - ADR	117,108	2,338,643
		8,298,738
PIPELINES - 0.0%
Columbia Pipeline Group, Inc. *	84,102	—

REAL ESTATE INVESTMENT TRUSTS - 1.8%
Digital Realty Trust, Inc.	9,239	1,000,953
InfraREIT, Inc. *	67,384	1,421,802
MedEquities Realty Trust, Inc.	162,884	1,884,568
Winthrop Realty Trust *	102,617	80,041
		4,387,364

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 77.3% (Continued)
RETAIL - 2.9%
Darden Restaurants, Inc.	13,541	$1,420,857
Home Depot, Inc.	15,823	2,903,995
Walmart, Inc.	29,424	2,819,702
		7,144,554
SAVINGS & LOANS - 0.2%
Beneficial Bancorp, Inc.	39,284	612,438

SEMICONDUCTORS - 2.3%
Broadcom, Inc.	3,280	879,860
Integrated Device Technology, Inc. *	61,643	3,011,261
Marvell Technology Group Ltd.	33,774	625,832
NXP Semiconductors NV	15,281	1,329,905
		5,846,858
SOFTWARE - 15.2%
athenahealth, Inc. *	39,003	5,255,264
Borqs Technologies, Inc. *	93,531	374,124
Cloudera, Inc. *	65,747	887,584
Dun & Bradstreet Corp.	52,469	7,594,363
First Data Corp. *	328,341	8,093,606
Microsoft Corp.	33,798	3,529,525
Red Hat, Inc. *	46,892	8,339,273
SendGrid, Inc. *	63,914	3,456,469
TiVo Corp.	42,347	471,322
		38,001,530
TELECOMMUNICATIONS - 4.7%
Arris International PLC *	251,782	7,903,437
T-Mobile US, Inc. *	54,871	3,820,119
		11,723,556
TRANSPORTATION - 0.5%
CSX Corp.	9,516	625,201
Norfolk Southern Corp.	3,830	642,444
		1,267,645

TOTAL COMMON STOCKS (Cost - $195,444,277)		192,832,626

EXCHANGE TRADED FUNDS - 4.9%
DEBT EXCHANGE TRADED FUNDS - 3.1%
Invesco Senior Loan ETF	56,315	1,263,708
iShares iBoxx $ Investment Grade Corporate Bond	7,811	910,919
iShares MBS ETF	14,364	1,515,258
SPDR Blackstone / GSO Senior Loan ETF	85,456	3,914,739
TOTAL DEBT EXCHANGE TRADED FUNDS - (Cost - $7,802,125)		7,604,624

EQUITY EXCHANGE TRADED FUND - 1.8%
iShares MSCI Emerging Markets ETF	62,173	2,679,657
SPDR S&P Regional Banking ETF	34,921	1,849,416
TOTAL EQUITY EXCHANGE TRADED FUND - (Cost - $4,381,490)		4,529,073

TOTAL EXCHANGE TRADED FUNDS - (Cost - $12,183,615)		12,133,697

RIGHTS - 0.0%
Nexstar Broadcasting Group, Inc. *	87,600	4,380
TOTAL RIGHTS (Cost - $26,280)

WARRANTS - 0.0%
Borqs Technologies, Inc. *	105,552	7,389
TOTAL WARRANTS (Cost - $8,254)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2019

				Exercise
Security	Counterparty	Contracts**	Notional Amount	Price	Expiration Date	Value
PURCHASED OPTIONS - 0.2%
PURCHASED CALL OPTIONS - 0.1%
Arconic, Inc.	JP Morgan	333	$632,700	$19.00	3/15/2019	$35,964
Bristol-Myers Squibb Co.	JP Morgan	453	2,400,900	53.00	6/21/2019	134,088
TOTAL PURCHASED CALL OPTIONS (Cost - $202,169)						170,052

PURCHASED PUT OPTIONS - 0.1%
Johnson Control International JCI	JP Morgan	285	940,500	33.00	2/15/2019	15,675
S&P 500 Index	JP Morgan	165	42,075,000	2,550.00	2/15/2019	60,225
S&P 500 Index	JP Morgan	71	18,850,500	2,655.00	3/15/2019	249,565
TOTAL PURCHASED PUT OPTIONS (Cost - $1,401,624)						325,465
TOTAL PURCHASED OPTIONS (Cost - $1,603,793)						495,517

					Interest
Security				Shares	Rate
SHORT-TERM INVESTMENT - 42.7%
MONEY MARKET FUND - 42.7%
Fidelity Investments Money Market Government Portfolio - Class I				106,470,786	2.28% +	106,470,786
TOTAL SHORT-TERM INVESTMENT (Cost - $106,470,786)

TOTAL INVESTMENTS - 125.1% (Cost - $315,737,005)						$311,944,395
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.1)%						(62,485,779)
NET ASSETS - 100.0%						$249,458,616

*	Non-Income producing security.

**	Each Purchased Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

ADR- American Depositary Receipt.

ETF - Exchange Traded Fund

PLC - Public Limited Company

^	Represents less than 0.5 shares.

+	Variable rate security. Interest rate is as of January 31, 2019.

				Exercise
Security	Counterparty	Contracts**	Notional Amount	Price	Expiration Date	Value
WRITTEN OPTIONS - (0.4)%
WRITTEN CALL OPTIONS - (0.3)%
Arconic, Inc.	JP Morgan	667	$1,467,400	$22.00	3/15/2019	$14,674
Boeing Co.	JP Morgan	42	1,533,000	365.00	2/15/2019	85,344
Bristol-Myers Squibb Co.	JP Morgan	370	1,813,000	49.00	2/15/2019	63,640
Bristol-Myers Squibb Co.	JP Morgan	309	1,545,000	50.00	2/15/2019	39,243
Bristol-Myers Squibb Co.	JP Morgan	453	2,853,900	63.00	6/21/2019	38,505
S&P 500 Index	JP Morgan	71	18,850,500	2,655.00	3/15/2019	599,595
TOTAL WRITTEN CALL OPTIONS - (Premiums Received - $1,018,358)						841,001

WRITTEN PUT OPTIONS - (0.1)%
Bristol-Myers Squibb Co.	JP Morgan	453	2,038,500	45.00	6/21/2019	98,754
S&P 500 Index	JP Morgan	165	41,250,000	2,500.00	2/15/2019	35,888
TOTAL WRITTEN PUT OPTIONS - (Premiums Received - $619,684)						134,642
TOTAL WRITTEN OPTIONS (Cost - $1,638,042)						975,643

				Shares
SECURITIES SOLD SHORT * - (25.8)%
AEROSPACE/DEFENSE - (0.3)%
Lockheed Martin Corp.				2,283		661,362

AIRLINES - (0.4)%
American Airlines Group, Inc.				29,798		1,065,874

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2019

Security	Shares	Value
SECURITIES SOLD SHORT* - (25.8)% (Continued)
DIVERSIFIED FINANCIAL SERVICES - (0.5)%
BlackRock, Inc.	3,083	$1,279,692

ELECTRIC - (1.5)%
Dominion Energy, Inc.	52,674	3,699,822

EQUITY EXCHANGE TRADED FUNDS - (3.9)%
Consumer Staples Select Sector SPDR Fund	142,548	7,610,638
Health Care Select Sector SPDR Fund	8,173	741,046
iShares Russell 2000 ETF	9,076	1,352,869
		9,704,553
HEALTHCARE-SERVICES - (0.2)%
Tivity Health, Inc.	20,989	467,215

INTERNET - (1.4)%
Twilio, Inc.	31,000	3,450,920

IRON / STEEL - (0.4)%
Nucor Corp.	14,529	889,756

MACHINERY - CONSTRUCTION & MINING - (0.2)%
Caterpillar, Inc.	4,812	640,766

MACHINERY - DIVERSIFIED - (1.2)%
Cummins, Inc.	8,689	1,278,239
Rockwell Automation, Inc.	10,123	1,716,051
		2,994,290
MEDIA - (1.1)%
Walt Disney Co.	25,606	2,855,581

MISCELLANEOUS MANUFACTURERS - (1.1)%
3M Co.	7,081	1,418,324
Illinois Tool Works, Inc.	4,595	630,939
Parker-Hannifin Corp.	3,839	632,706
		2,681,969
OIL & GAS - (0.3)%
Encana Corp.	113,850	783,288

PACKAGING & CONTAINERS - (2.8)%
Amcor Ltd.	693,598	6,903,312

PHARMACEUTICALS - (1.5)%
Bristol-Myers Squibb Co.	58,146	2,870,668
Takeda Pharmaceutical Company Ltd.	22,566	910,063
		3,780,731
REAL ESTATE INVESTMENT TRUSTS - (1.0)%
Macerich Co.	19,060	879,810
Omega Healthcare Investors, Inc.	38,290	1,538,875
		2,418,685
RETAIL - (1.8)%
Gap, Inc.	27,970	711,557
Starbucks Corp.	37,366	2,546,119
Yum! Brands, Inc.	13,391	1,258,486
		4,516,162
SAVINGS & LOANS - (0.2)%
WSFS Financial Corp.	11,836	499,124

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2019

Security	Shares	Value
SECURITIES SOLD SHORT* - (25.8)% (Continued)
SEMICONDUCTORS - (1.2)%
KLA-Tencor Corp.	13,987	$1,490,595
Texas Instruments, Inc.	15,975	1,608,363
		3,098,958
SOFTWARE - (3.3)%
Fiserv, Inc.	99,373	8,241,003

TELECOMMUNICATIONS - (0.5)%
AT&T, Inc.	45,281	1,361,147

TRANSPORTATION - (1.0)%
FedEx Corp.	99,373	767,102
United Parcel Service, Inc.	45,281	1,670,168
		2,437,270

TOTAL SECURITIES SOLD SHORT - (Proceeds - $62,695,261)		$64,431,480

*	Non-Income producing security.

**	Each Written Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

ETF - Exchange Traded Fund

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund
January 31, 2019

Security	Shares	Value
EXCHANGE TRADED FUNDS - 54.1%
COMMODITY EXCHANGE TRADED FUNDS - 6.1%
iShares Commodities Select Strategy ETF	71,252	$2,293,602

DEBT EXCHANGE TRADED FUNDS - 10.0%
iShares TIPS Bond ETF	16,605	1,844,317
SPDR Bloomberg Barclays High Yield Bond ETF	53,653	1,896,634
		3,740,951
EQUITY EXCHANGE TRADED FUNDS - 38.0%
iShares Currency Hedged MSCI Germany ETF	55,063	1,387,037
iShares Currency Hedged MSCI Japan ETF	161,357	4,826,188
SPDR S&P 500 ETF Trust	29,973	8,090,612
		14,303,837

TOTAL EXCHANGE TRADED FUNDS (Cost - $17,364,778)		20,338,390

				Expiration	Exercise
	Counter Party	Contracts	Notional	Date	Price
PURCHASED OPTIONS * + - 3.8%
CALL OPTION ON FUTURES PURCHASED - 3.6%
US 10 Year Future	Goldman Sachs	88	136,125	3/1/2019	US $107	1,361,250

PUT OPTIONS ON FUTURES PURCHASED - 0.2%
S&P 500 E-Mini Option	Goldman Sachs	44	53,240	6/24/2019	US $2,150	26,620
S&P 500 E-Mini Option	Goldman Sachs	86	129,000	9/23/2019	US $2,000	64,500
Swiss Market Index Option	Morgan Stanley	10	44,571	3/18/2019	CHF $8,445	449
Swiss Market Index Option	Morgan Stanley	10	154,126	3/18/2019	CHF $8,882	1,554
						93,123

TOTAL PURCHASED OPTIONS (Cost - $1,346,305)						1,454,373

	Principal	Discount
	Amount ($)	Rate (%)		Maturity
SHORT-TERM INVESTMENTS - 41.6%
U.S. GOVERNMENT SECURITIES - 20.3%
US Treasury Bill	1,165,000	0.8667		3/7/2019	1,162,420
US Treasury Bill	6,480,000	0.3514		3/14/2019	6,462,731
					7,625,151

	Shares	Interest Rate (%)
MONEY MARKET - 21.3%
Morgan Stanley Institutional Liquidity Fund	8,005,699	2.3100	^		8,005,699

TOTAL SHORT-TERM INVESTMENTS - (Cost - $15,631,441)					15,630,850

TOTAL INVESTMENTS - 99.5% (Cost - $34,342,524)					$37,423,613
OTHER ASSETS LESS LIABILITIES - 0.5%					172,291
NET ASSETS - 100.0%					$37,595,904

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund (Continued)
January 31, 2019

						Unrealized
				Expiration		Appreciation
Open Futures Contracts	Counter Party	Contracts	Notional	Date		(Depreciation)
LONG FUTURES CONTRACTS ** - 1.3%
Amsterdam Index Future	Goldman Sachs	10	$1,190,962	2/15/2019		$44,906
CAC 40 10 Euro Future	Goldman Sachs	15	859,039	2/15/2019		30,631
CAN 10 Year Bond Future	Goldman Sachs	19	1,991,289	3/20/2019		12,210
FTSE 100 Index Future	Goldman Sachs	40	3,631,960	3/15/2019		108,800
FTSE/MIB Index Future	Goldman Sachs	18	2,034,534	3/15/2019		95,455
Long Gilt Future	Goldman Sachs	18	2,924,958	3/27/2019		19,443
MSCI Emerging Markets Future	Goldman Sachs	15	798,450	3/15/2019		66,863
S&P/TSX 60 IX Future	Goldman Sachs	3	423,879	3/14/2019		28,159
S&P 500 E-mini Future	Goldman Sachs	3	405,675	3/15/2019		10,133
Topix Index Future	Goldman Sachs	4	576,312	3/7/2019		34,941
US 10 Year Note (CBT)	Goldman Sachs	52	6,368,375	3/20/2019		50,700
TOTAL FUTURES CONTRACTS PURCHASED						502,240

SHORT FUTURES CONTRACTS ** - (0.3)%
10 Year Mini JGB Future	Goldman Sachs	(12)	(1,684,388)	3/12/2019		(9,794)
AUST 10 Year Bond Future	Goldman Sachs	(42)	(4,088,934)	3/15/2019		(20,914)
Euro-Bond Future	Goldman Sachs	(7)	(1,330,687)	3/7/2019		(7,611)
Hang Seng Index Future	Goldman Sachs	(4)	(715,078)	2/27/2019		(14,560)
IBEX 35 Index Future	Goldman Sachs	(6)	(623,389)	2/15/2019		(5,838)
SPI 200 Futures	Goldman Sachs	(11)	(1,163,797)	3/21/2019		(49,524)
TOTAL FUTURES CONTRACTS SOLD						(108,241)

					Exercise Price	Value
OPTIONS WRITTEN *+ - (0.2)%
WRITTEN CALL FUTURE OPTIONS - (0.2)%
S&P 500 E-mini Option	Goldman Sachs	(14)	(46,480)	2/19/2019	US $2,700	(23,240)
S&P 500 E-mini Option	Goldman Sachs	(14)	(47,320)	3/4/2019	US $2,720	(23,660)
Swiss Market Index Option	Morgan Stanley	(10)	(485,610)	3/18/2019	CHF $8,445	(4,895)
Swiss Market Index Option	Morgan Stanley	(10)	(157,915)	3/18/2019	CHF $8,882	(1,591)
						(53,386)

					Exercise Price	Value
WRITTEN PUT FUTURE OPTIONS - (0.0)%
S&P 500 E-mini Option	Goldman Sachs	(14)	(9,100)	3/4/2019	US $2,500	(4,550)
S&P 500 E-mini Option	Goldman Sachs	(14)	(3,080)	2/19/2019	US $2,485	(1,540)
						(6,090)

TOTAL WRITTEN FUTURE OPTIONS - (Premium - $46,684)						(59,476)

CHF - Swiss Franc

ETF - Exchange Traded Fund

*	Non income producing security.

+	Each option contract allows holder to purchase/sell 100 shares of the underlying security at the exercise price.

^	Variable rate security. Interest rate is as of January 31, 2019.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
January 31, 2019

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 91.2%
AEROSPACE/DEFENSE - 0.9%
Triumph Group, Inc.	$783,000	4.875	4/1/2021	$728,190
UAL 2007-1 Pass Through Trust	229,519	6.636	7/2/2022	237,563
				965,753
AUTO MANUFACTURERS - 1.0%
Allison Transmission, Inc. - 144A	551,000	5.000	10/1/2024	544,112
JB Poindexter & Co., Inc. - 144A	528,000	7.125	4/15/2026	514,800
				1,058,912
AUTO PARTS & EQUIPMENT - 0.6%
Delphi Technologies PLC - 144A	690,000	5.000	10/1/2025	593,400

BUILDING MATERIALS - 0.6%
Standard Industries, Inc. - 144A	575,000	6.000	10/15/2025	580,750

CHEMICALS - 3.6%
Consolidated Energy - 144A	685,000	6.875	6/15/2025	678,150
Kraton Polymers LLC - 144A	614,000	7.000	4/15/2025	601,720
Nova Chemicals Corp. - 144A	750,000	5.000	5/1/2025	692,812
OCI NV -144A	563,000	6.625	4/15/2023	581,297
Rayonier AM Products, Inc. - 144A	700,000	5.500	6/1/2024	634,585
Trinseo - 144A	555,000	5.375	9/1/2025	505,217
				3,693,781
COAL - 0.7%
SunCoke Energy Partners LP - 144A	766,000	7.500	6/15/2025	744,935

COMMERCIAL SERVICES - 3.3%
ADT Security Corp.	761,000	4.125	6/15/2023	734,365
Ahern Rentals, Inc. - 144A	565,000	7.375	5/15/2023	494,375
Cimpress NV - 144A	430,000	7.000	6/15/2026	421,400
Garda World Security Corp. - 144A	340,000	8.750	5/15/2025	317,050
Jurassic Holdings III, Inc. - 144A	555,000	6.875	2/15/2021	507,825
Refinitiv US Holdings, Inc. - 144A	179,000	6.250	5/15/2026	176,315
Refinitiv US Holdings, Inc. - 144A	799,000	8.250	11/15/2026	751,060
				3,402,390
COMPUTERS - 3.4%
Dell International LLC - 144A	1,215,000	6.020	6/15/2026	1,272,681
Diebold Nixdorf, Inc.	773,000	8.500	4/15/2024	496,653
Everi Payments, Inc. - 144A	550,000	7.500	12/15/2025	544,334
Harland Clarke Holdings Corp. - 144A	735,000	8.375	8/15/2022	692,738
Seagate HDD Cayman	525,000	4.875	3/1/2024	502,753
				3,509,159
COSMETICS/PERSONAL CARE - 1.1%
Coty, Inc. - 144A	575,000	6.500	4/15/2026	518,937
First Quality Finance Co., Inc. - 144A	600,000	5.000	7/1/2025	580,500
				1,099,437
DISTRIBUTION/WHOLESALE - 0.6%
H&E Equipment Services, Inc.	655,000	5.625	9/1/2025	642,719

DIVERSIFIED FINANCIAL SERVICES - 5.3%
Alliance Data Systems Corp. - 144A	850,000	5.875	11/1/2021	858,500
CFX Escrow Corp. - 144A	163,000	6.000	2/15/2024	165,649
Enova International, Inc. - 144A	765,000	8.500	9/1/2024	698,063
Enova International, Inc. - 144A	400,000	8.500	9/15/2025	353,000
LPL Holdings, Inc. - 144A	775,000	5.750	9/15/2025	763,995
Quicken Loans, Inc. - 144A	875,000	5.625	8/1/2033	848,750
Navient Corp.	1,075,000	5.750	5/1/2025	825,062
Springleaf Finance Corp.	800,000	6.875	3/15/2025	767,000
Springleaf Finance Corp.	238,000	7.125	3/15/2026	227,141
				5,507,160

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2019

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 91.2% (Continued)
ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
Energizer Holdings, Inc. - 144A	$575,000	6.375	7/15/2026	$560,625
EnerSys - 144A	719,000	5.000	4/30/2023	717,202
				1,277,827
ELECTRONICS - 0.8%
Ingram Micro, Inc.	817,000	5.450	12/15/2024	798,520

ENERGY - 0.8%
Pattern Energy Group, Inc. - 144A	839,000	5.875	2/1/2024	824,317

ENGINEERING & CONSTRUCTION - 2.2%
Frontdoor, Inc. - 144A	560,000	6.750	8/15/2026	557,200
Great Lakes Dredge & Dock Corp.	535,000	8.000	5/15/2022	552,387
Tutor Perini Corp. - 144A	650,000	6.875	5/1/2025	644,488
Weekley Homes LLC	547,000	6.000	2/1/2023	511,445
				2,265,520
ENTERTAINMENT - 1.3%
Eldorado Resorts, Inc. - 144A	440,000	6.000	9/15/2026	441,100
LHMC Finco Sarl -144A	340,000	7.875	12/20/2023	346,757
Scientific Games International, Inc. - 144A	590,000	5.000	10/15/2025	560,677
				1,348,534
FOOD - 2.6%
Albertsons Companies LLC	792,000	5.750	3/15/2025	745,470
JBS USA LLC - 144A	508,000	5.875	7/15/2024	514,985
Land O’Lakes Capital Trust - 144A	484,000	7.450	3/15/2028	511,225
Pilgrim’s Pride Corp. - 144A	880,000	5.875	9/30/2027	851,400
				2,623,080
FOREST PRODUCTS & PAPER - 0.3%
Cascades, Inc. - 144A	183,000	5.500	7/15/2022	183,000
Cascades, Inc. - 144A	102,000	5.750	7/15/2023	99,705
				282,705
HEALTHCARE-PRODUCTS - 0.5%
Ortho-Clinical Diagnostics, Inc. - 144A	525,000	6.625	5/15/2022	509,250

HEALTHCARE-SERVICES - 2.8%
Centene Corp. - 144A	547,000	5.375	6/1/2026	566,145
DaVita, Inc.	500,000	5.125	7/15/2024	495,150
HCA, Inc.	1,100,000	5.375	2/1/2025	1,138,159
MEDNAX, Inc. - 144A	507,000	5.250	12/1/2023	509,535
Tenet Healthcare Corp. - 144A	115,000	6.250	2/1/2027	115,862
				2,824,851
HOME BUILDERS - 0.9%
Mattamy Group Corp. - 144A	743,000	6.500	10/1/2025	692,848
William Lyon Homes, Inc.	217,000	6.000	9/1/2023	199,097
				891,945
HOUSEHOLD PRODUCTS - 0.6%
Central Garden & Pet Co.	600,000	5.125	2/1/2028	561,000

INTERNET - 1.1%
Cogent Communications Group, Inc. - 144A	505,000	5.375	3/1/2022	515,605
Netflix, Inc.	563,000	5.875	2/15/2025	584,647
				1,100,252
INVESTMENT COMPANIES - 0.5%
FS Energy & Power Fund - 144A	542,000	7.500	8/15/2023	539,967

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2019

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 91.2% (Continued)
IRON/STEEL - 1.3%
Cleveland-Cliffs, Inc. - 144A	$325,000	4.875	1/15/2024	$313,625
Commercial Metals Co.	462,000	5.750	4/15/2026	438,900
United States Steel Corp.	655,000	6.875	8/15/2025	623,887
				1,376,412
LODGING - 1.1%
Hilton Grand Vacations LLC	298,000	6.125	12/1/2024	303,215
Wyndham Worldwide Corp.	421,000	4.150	4/1/2024	409,422
Wyndham Worldwide Corp.	410,000	4.500	4/1/2027	393,088
				1,105,725
MACHINERY-CONSTRUCTION/MINING - 0.5%
Terex Corp. - 144A	559,000	5.625	2/1/2025	541,531

MEDIA - 10.3%
Altice Financing SA - 144A	825,000	7.500	5/15/2026	783,750
Attice France SA - 144A	477,000	7.375	5/1/2026	460,896
Altice France SA - 144A	213,000	8.125	2/1/2027	209,784
Altice Luxembourg SA - 144A	900,000	7.625	2/15/2025	768,375
Belo Corp.	676,000	7.750	6/1/2027	723,320
Block Communications, Inc. - 144A	778,000	6.875	2/15/2025	801,340
CCO Holdings LLC - 144A	232,000	5.875	4/1/2024	238,436
CCO Holdings LLC - 144A	275,000	5.375	5/1/2025	277,145
CCO Holdings LLC - 144A	378,000	5.000	2/1/2028	360,045
CSC Holdings LLC - 144A	1,800,000	5.500	4/15/2027	1,763,964
DISH DBS Corp.	825,000	5.000	3/15/2023	720,844
EW Scripps Co. - 144A	579,000	5.125	5/15/2025	554,392
Gray Escrow, Inc. - 144A	400,000	7.000	5/15/2027	415,160
Gray Television, Inc. - 144A	482,000	5.125	10/15/2024	469,649
Gray Television, Inc. - 144A	103,000	5.875	7/15/2026	101,455
McGraw-Hill Global Education Holdings LLC - 144A	630,000	7.875	5/15/2024	471,713
Sirius XM Radio, Inc. - 144A	500,000	5.375	7/15/2026	497,500
Univision Communications, Inc. - 144A	585,000	5.125	5/15/2023	548,437
UPCB Finance IV Ltd - 144A	500,000	5.375	1/15/2025	482,500
				10,648,705
METAL FABRICATE - 0.6%
Novelis Corp. - 144A	650,000	6.250	8/15/2024	655,687

MINING - 0.9%
First Quantum Minerals Ltd. - 144A	473,000	7.250	4/1/2023	454,676
FMG Resources (August 2006) Pty Ltd. - 144A	500,000	5.125	3/15/2023	498,750
				953,426
OIL & GAS - 6.4%
Callon Petroleum Co.	565,000	6.375	7/1/2026	569,237
Chaparral Energy, Inc. - 144A	600,000	8.750	7/15/2023	465,000
Extraction Oil & Gas, Inc. - 144A	725,000	5.625	2/1/2026	598,125
Hilcorp Energy I LP - 144A	842,000	5.000	12/1/2024	804,110
Lonestar Resources America, Inc. - 144A	521,000	11.250	1/1/2023	502,765
MEG Energy Corp. - 144A	725,000	6.500	1/15/2025	715,031
Murphy Oil USA, Inc.	131,000	5.625	5/1/2027	129,690
Noble Holding International Ltd. - 144A	495,000	7.875	2/1/2026	459,731
PBF Holding Co. LLC	100,000	7.250	6/15/2025	100,000
QEP Resources, Inc.	532,000	5.625	3/1/2026	513,380
Sanchez Energy Corp.	386,000	6.125	1/15/2023	69,480
Shelf Drilling Holdings Ltd. - 144A	550,000	8.250	2/15/2025	501,188
Southwestern Energy Co.	525,000	7.500	4/1/2026	542,062
WildHorse Resource Development Corp.	639,000	6.875	2/1/2025	650,055
				6,619,854

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2019

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 91.2% (Continued)
OIL & GAS SERVICES - 3.3%
Calfrac Holdings LP - 144A	$565,000	8.500	6/15/2026	$426,575
Forum Energy Technologies, Inc.	605,000	6.250	10/1/2021	538,450
Hi-Crush Partners LP - 144A	996,000	9.500	8/1/2026	791,820
KCA Deutag UK Finance PLC - 144A	700,000	9.875	4/1/2022	546,000
Nine Energy Service, Inc. - 144A	265,000	8.750	11/1/2023	266,988
Pioneer Energy Service, Inc.	563,000	6.125	3/15/2022	343,430
USA Compression Partners LP	528,000	6.875	4/1/2026	530,640
				3,443,903
PACKAGING & CONTAINERS - 2.2%
Crown Cork & Seal Co., Inc.	392,000	7.375	12/15/2026	429,730
Intertape Polymer Group, Inc. - 144A	575,000	7.000	10/15/2026	576,438
Multi-Color Corp. - 144A	530,000	4.875	11/1/2025	504,825
Owens-Brockway Glass Container, Inc. - 144A	739,000	5.375	1/15/2025	739,000
				2,249,993
PHARMACEUTICALS - 0.6%
Bausch Health Companies, Inc. - 144A	650,000	5.875	5/15/2023	638,625

PIPELINES - 3.6%
Cheniere Corpus Christi Holdings LLC	600,000	7.000	6/30/2024	659,250
Genesis Energy LP.	900,000	6.000	5/15/2023	866,250
Holly Energy Partners LP - 144A	571,000	6.000	8/1/2024	578,138
SemGroup Corp.	875,000	5.625	7/15/2022	835,625
SemGroup Corp.	145,000	5.625	11/15/2023	135,575
Summit Midstream Holdings LLC	675,000	5.500	8/15/2022	654,750
				3,729,588
REAL ESTATE - 2.7%
Greystar Real Estate Partners LLC - 144A	610,000	5.750	12/1/2025	606,950
Kennedy-Wilson, Inc.	935,000	5.875	4/1/2024	918,918
Newmark Group, Inc. - 144A	679,000	6.125	11/15/2023	678,106
Realogy Group LLC - 144A	588,000	4.875	6/1/2023	533,610
				2,737,584
REAL ESTATE INVESTMENT TRUSTS - 6.7%
CTR Partnership LP	595,000	5.250	6/1/2025	581,613
ESH Hospitality, Inc. - 144A	865,000	5.250	5/1/2025	857,302
GEO Group, Inc.	600,000	5.125	4/1/2023	549,750
GEO Group, Inc.	310,000	5.375	4/15/2026	282,100
GLP Capital LP	550,000	4.875	9/15/2027	563,107
Iron Mountain, Inc. - 144A	980,000	6.000	4/1/2022	908,338
iStar, Inc.	250,000	5.250	9/15/2022	250,000
iStar, Inc.	733,000	5.750	2/1/2027	723,471
MGM Growth Properties Operating Partnership LP - 144A	218,000	5.000	10/15/2027	220,147
MPT Operating Partnership LP	569,000	5.125	8/15/2026	555,344
Sabra Health Care LP	700,000	4.750	3/15/2025	658,355
Starwood Property Trust, Inc.	794,000	5.875	10/15/2024	764,225
				6,913,752
RETAIL - 3.6%
Brinker International, Inc. - 144A	413,000	5.000	10/1/2024	396,480
Conn’s, Inc.	584,000	7.250	7/15/2022	554,800
FirstCash, Inc. - 144A	450,000	5.375	6/1/2024	452,250
Golden Nugget, Inc. - 144A	536,000	8.750	10/1/2025	550,740
Lithia Motors, Inc. - 144A	575,000	5.250	8/1/2025	557,031
Party City Holdings, Inc. - 144A	400,000	6.625	8/1/2026	390,000
Staples, Inc. - 144A	877,000	8.500	9/15/2025	846,305
				3,747,606

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2019

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 91.2% (Continued)
SEMICONDUCTORS - 0.2%
Entegris, Inc. - 144A	$211,000	4.625	2/10/2026	$205,725

SOFTWARE - 1.7%
CDK Global, Inc.	539,000	5.875	6/15/2026	552,637
Donnelley Financial Solutions, Inc.	723,000	8.250	10/15/2024	718,481
Rackspace Hosting, Inc. - 144A	550,000	8.625	11/15/2024	463,375
				1,734,493
TELECOMMUNICATIONS - 8.1%
C&W Senior Financing Designated Activity Co. - 144A	633,000	6.875	9/15/2027	606,098
CenturyLink, Inc.	1,342,000	6.750	12/1/2023	1,353,743
Frontier Communications Corp. - 144A	305,000	8.500	4/1/2026	277,474
Frontier Communications Corp.	640,000	9.000	8/15/2031	353,600
Hughes Satellite Systems	816,000	6.625	8/1/2026	787,440
Inmarsat Finance PLC - 144A	575,000	6.500	10/1/2024	559,188
Intelsat Jackson Holdings SA	535,000	5.500	8/1/2023	489,525
Sprint Corp.	2,990,000	7.875	9/15/2023	3,184,350
Telesat LLC - 144A	638,000	8.875	11/15/2024	670,698
				8,282,116
TRUCKING & LEASING - 0.7%
Avolon Holdings Funding Ltd. - 144A	725,000	5.125	10/1/2023	737,833

TOTAL BONDS & NOTES (Cost - $98,049,576)				93,968,722

	Shares
SHORT-TERM INVESTMENT - 7.4%
MONEY MARKET FUND - 7.4%
First American Government Obligations Fund - Class Z	7,638,029	2.280	+	7,638,029
TOTAL SHORT-TERM INVESTMENT (Cost - $7,638,029)

TOTAL INVESTMENTS - 98.6% (Cost - $105,687,605)				$101,606,751
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%				1,411,003
NET ASSETS - 100.0%				$103,017,754

+	Variable rate security. Interest rate is as of January 31, 2019.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019 the total market value of 144A securities is $58,199,662, or 56.49% of net assets.

LLC - Limited Liability Corporation

LP - Limited Partnership

PLC - Public Limited Company

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 49.3%
APPAREL - 2.1%
Nike, Inc.	9,200	$753,296

BEVERAGES -4.0%
Coca-Cola Co.	15,000	721,950
PepsiCo, Inc.	6,500	732,355
		1,454,305
CHEMICALS - 1.0%
LyondellBasell Industries NV	4,200	365,274

DIVERSIFIED FINANCIAL SERVICES - 0.9%
Visa, Inc.	2,500	337,525

ELECTRONICS - 2.1%
Corning, Inc.	22,900	761,654

FOOD - 1.7%
McCormick & Co., Inc.	5,100	630,564

HEALTHCARE-PRODUCTS - 2.0%
ResMed, Inc.	7,700	732,809

INTERNET - 2.9%
Alphabet, Inc.	950	1,069,596

LODGING - 2.2%
Las Vegas Sands Corp.	13,500	787,860

MEDIA - 1.0%
Walt Disney Co.	3,200	356,864

OIL & GAS - 3.1%
Chevron Corp.	3,400	389,810
Phillips 66	7,700	734,657
		1,124,467
PHARMACEUTICALS - 1.0%
AbbVie, Inc.	4,500	361,305

REAL ESTATE INVESTMENT TRUSTS - 4.2%
American Tower Corp.	6,400	1,106,176
Simon Property Group, Inc.	2,300	418,876
		1,525,052
RETAIL - 11.6%
Costco Wholesale Corp.	3,500	751,205
Dollar General Corp.	3,300	380,919
Home Depot, Inc.	4,800	880,944
McDonald’s Corp.	2,000	357,560
Starbucks Corp.	10,600	722,284
Walgreens Boots Alliance, Inc.	5,100	368,526
Yum! Brands, Inc.	7,900	742,442
		4,203,880
SEMICONDUCTORS - 2.2%
Intel Corp.	17,000	801,040

SOFTWARE - 3.0%
Microsoft Corp.	3,500	365,505
Paychex, Inc.	10,500	743,400
		1,108,905

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund (Continued)
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 49.3% (Continued)
TELECOMMUNICATIONS - 4.3%
Cisco Systems, Inc.	18,000	$851,220
Verizon Communications, Inc.	12,800	704,768
		1,555,988

TOTAL COMMON STOCKS (Cost - $16,978,533)		17,930,384

EXCHANGE TRADED FUNDS - 33.5%
COMMODITY EXCHANGE TRADED FUND - 4.7%
SPDR Gold Shares ETF	13,700	1,709,075

DEBT EXCHANGE TRADED FUNDS - 24.2%
iShares 1-3 Year Treasury Bond ETF	33,000	2,766,390
iShares Short Treasury Bond ETF	16,000	1,769,120
iShares TIPS Bond ETF	19,000	2,110,330
SPDR Bloomberg Barclays International Treasury ETF	76,000	2,128,000
		8,773,840
EQUITY EXCHANGE TRADED FUNDS - 4.6%
iShares MSCI All Country Asia ex Japan ETF	15,000	1,034,700
SPDR S&P Bank ETF	15,000	639,450
		1,674,150
TOTAL EXCHANGE TRADED FUNDS (Cost - $11,941,769)		12,157,065

	Counterparty	Contracts**	Notional Amount	Exercise Price	Expiration Date
PURCHASED OPTIONS * - 1.1%
PURCHASED CALL OPTIONS * - 0.6%
Invesco QQQ Trust Series 1	BofAMerrill Lynch	150	$2,522,400	$170.00	3/15/2019	53,700
iShares 20+ Year Treasury Bond	BofAMerrill Lynch	350	4,259,150	122.00	3/15/2019	45,850
iShares MSCI Emerging Markets	BofAMerrill Lynch	1,000	4,310,000	43.00	2/15/2019	71,000
iShares MSCI Emerging Markets	BofAMerrill Lynch	1,000	4,310,000	44.00	2/15/2019	25,000
SPDR Gold Shares	BofAMerrill Lynch	180	2,245,500	126.00	3/15/2019	22,500
TOTAL PURCHASED CALL OPTIONS (Cost - $168,742)						218,050

PURCHASED PUT OPTIONS * - 0.5%
Invesco QQQ Trust Series 1	BofAMerrill Lynch	150	2,522,400	155.00	3/15/2019	15,000
iShares iBoxx $ High Yield Corporate Bond ETF	BofAMerrill Lynch	300	2,541,600	81.00	2/15/2019	1,200
S&P 500 Index	BofAMerrill Lynch	70	18,928,700	2,600.00	3/15/2019	160,650
TOTAL PURCHASED PUT OPTIONS (Cost - $273,324)						176,850
TOTAL PURCHASED OPTIONS (Cost - $442,066)						394,900

		Interest
	Shares	Rate
SHORT-TERM INVESTMENT - 21.4%
MONEY MARKET FUND - 21.4%
Invesco Short-Term Investments Trust Treasury Portfolio - Institutional Class	7,789,310	2.29	% +	7,789,310
TOTAL SHORT-TERM INVESTMENT (Cost - $7,789,310)

TOTAL INVESTMENTS - 105.3% (Cost - $37,151,678)				$38,271,659
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%				(1,936,227)
NET ASSETS - 100.0%				$36,335,432

*	Non-Income producing security.

**	Each Purchased Put Option and Call Option contract allows the Fund to sell/buy 100 shares of the underlying security at the exercise price.

+	Variable rate security. Interest rate is as of January 31, 2019

ETF - Exchange Traded Fund

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund
January 31, 2019

		Principal				Maturity
Security	Variable Rate	Amount		Interest Rate %		Date	Value
CORPORATE BONDS & NOTES - 34.1%
APPAREL - 1.4%
LVMH Moet Hennessy Louis Vuitton SE		450,000	EUR	0.3750		5/26/2022	$518,984

AUTO MANUFACTURERS - 0.6%
BMW Finance NV		200,000	EUR	0.7500		4/15/2024	228,677

BANKS - 13.0%
ABN AMRO Bank NV		200,000	EUR	6.3750		4/27/2021	258,791
Banco de Sabadell SA		300,000	EUR	0.6250		11/3/2020	348,329
Banco Santander SA	3M Euro LIBOR + 0.75%	200,000	EUR	0.4410	+	3/28/2023	225,508
BNP Paribas SA	3M Euro LIBOR + 0.62%	250,000	EUR	0.3040	+	5/22/2023	281,273
BPCE SA		100,000	EUR	4.6250		7/18/2023	130,839
CaixaBank SA		400,000	EUR	0.6250		11/12/2020	464,838
Credit Agricole SA/London		200,000	EUR	1.8750		12/20/2026	233,698
HSBC Holdings PLC		200,000	EUR	6.0000		6/10/2019	234,327
ING Bank NV	Euro 5 Year Swap Rate + 2.25%	200,000	EUR	3.6250	+	2/25/2026	242,514
KBC Group NV	Euro 5 Year Swap Rate + 1.98%	200,000	EUR	2.3750	+	11/25/2024	232,785
Lloyds Bank PLC		200,000	EUR	6.5000		3/24/2020	243,916
Mitsubishi UFJ Financial Group, Inc.	3 Month LIBOR + 0.86%	400,000	USD	3.6248	+	7/26/2023	398,674
Nordea Bank Abp	Euro 5 Year Swap Rate + 1.25%	200,000	EUR	1.0000	+	9/7/2026	228,681
Societe Generale SA		100,000	EUR	0.7500		5/26/2023	116,310
Sumitomo Mitsui Financial Group, Inc.	3 Month LIBOR + 0.74%	250,000	USD	3.5134	+	1/17/2023	248,789
UBS Group Funding Switzerland AG		200,000	EUR	1.2500		9/1/2026	227,507
Westpac Banking Corp.		500,000	EUR	0.3750		3/5/2023	569,839
							4,686,618
BEVERAGES - 2.4%
Anheuser-Busch InBev SA/NV		300,000	EUR	0.8750		3/17/2022	350,076
Heineken NV		200,000	EUR	3.5000		3/19/2024	261,572
Pernod Richard SA		200,000	EUR	1.5000		5/18/2026	234,959
							846,607
CHEMICALS - 1.6%
Air Liquide Finance SA		500,000	EUR	0.7500		6/13/2024	582,954

ELECTRIC - 3.2%
Enel Finance International NV		200,000	EUR	1.9660		1/27/2025	237,574
Engie SA		300,000	EUR	2.3750		5/19/2026	378,385
Iberdrola Finanzas SAU		200,000	EUR	1.0000		3/7/2025	231,197
Innogy Finance BV		250,000	EUR	1.0000		4/13/2025	286,719
							1,133,875
ENGINEERING & CONSTRUCTION - 1.9%
ABB Finance BV		450,000	EUR	2.6250		3/26/2019	518,313
Heathrow Funding Ltd.		100,000	GBP	7.1250		2/14/2024	158,683
							676,996
FOOD - 0.6%
Danone SA		200,000	EUR	0.7090		11/3/2024	229,743

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2019

		Principal			Maturity
Security	Variable Rate	Amount		Interest Rate %	Date	Value
CORPORATE BONDS & NOTES - 34.1% (Continued)
INSURANCE - 2.1%
Great-West Lifeco, Inc.		300,000	EUR	2.5000	4/18/2023	$370,709
Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd.		300,000	EUR	3.3750	6/27/2022	378,092
						748,801
MINING - 0.7%
Anglo American Capital PLC		200,000	EUR	3.2500	4/3/2023	245,766

OIL & GAS - 2.3%
BG Energy Capital PLC		350,000	EUR	1.2500	11/21/2022	415,695
BP Capital Markets PLC		350,000	EUR	0.8300	9/19/2024	402,737
						818,432
PHARMACEUTICALS - 1.3%
GlaxoSmithKline Capital PLC		250,000	EUR	1.2500	5/21/2026	293,519
Teva Pharmaceutical Finance Netherlands II BV		150,000	EUR	0.3750	7/25/2020	170,758
						464,277
REAL ESTATE - 0.7%
DEMIRE Deutsche Mittelstand Real Estate AG		100,000	EUR	2.8750	7/15/2022	115,002
Westfield America Management Ltd.		100,000	GBP	2.1250	3/30/2025	129,677
						244,679
SAVINGS & LOANS - 1.5%
Nationwide Building Society		350,000	EUR	1.6250	4/3/2019	402,852
Nationwide Building Society		100,000	GBP	5.6250	9/9/2019	134,962
						537,814
TELECOMMUNICATIONS - 0.8%
Deutsche Telekom International Finance BV		250,000	EUR	0.6250	4/3/2023	287,529

TOTAL CORPORATE BONDS & NOTES (Cost - $12,253,864)						12,251,752

FOREIGN GOVERNMENT BONDS - 63.0%
Bundesrepublik Deutschland Bundesanleihe		200,000	EUR	1.7500	2/15/2024	253,972
Bundesrepublik Deutschland Bundesanleihe		100,000	EUR	4.7500	7/4/2034	189,741
Bundesrepublik Deutschland Bundesanleihe		120,000	EUR	2.5000	7/4/2044	195,986
Bundesrepublik Deutschland Bundesanleihe		100,000	EUR	2.5000	8/15/2046	165,991
Canadian Government Bond		160,000	CAD	5.0000	6/1/2037	174,950
Canadian Government Bond		280,000	CAD	3.5000	12/1/2045	271,071
Colombia Government International Bond		200,000	EUR	3.8750	3/22/2026	261,309
Denmark Government Bond		1,420,000	DKK	3.0000	11/15/2021	239,743
Dominican Republic International Bond		150,000	USD	6.0000	7/19/2028	155,063
French Republic Government Bond OAT		400,000	EUR	0.7500	5/25/2028	470,019
French Republic Government Bond OAT		130,000	EUR	1.2500	5/25/2034	154,432
French Republic Government Bond OAT		70,000	EUR	4.7500	4/25/2035	125,807
French Republic Government Bond OAT		290,000	EUR	4.5000	4/25/2041	541,733
Indonesia Government International Bond - 144A		200,000	EUR	2.1500	7/18/2024	237,365
Indonesia Treasury Bond		2,450,000,000	IDR	6.1250	5/15/2028	152,287
Ireland Government Bond		130,000	EUR	5.4000	3/13/2025	195,746
Ireland Government Bond		350,000	EUR	0.9000	5/15/2028	408,455
Italy Buoni Poliennali Del Tesoro		240,000	EUR	4.5000	3/1/2024	313,240
Italy Buoni Poliennali Del Tesoro		180,000	EUR	3.7500	9/1/2024	227,811
Italy Buoni Poliennali Del Tesoro		600,000	EUR	2.8000	12/1/2028	702,269
Italy Buoni Poliennali Del Tesoro - 144A		195,000	EUR	5.0000	9/1/2040	278,705

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2019

		Principal				Maturity
Security	Variable Rate	Amount		Interest Rate %		Date	Value
FOREIGN GOVERNMENT BONDS - 63.0% (Continued)
Japan Government Ten Year Bond		77,650,000	JPY	0.8000		9/20/2022	$738,653
Japan Government Thirty Year Bond		21,250,000	JPY	1.5000		3/20/2045	238,618
Japan Government Thirty Year Bond		53,800,000	JPY	0.5000		9/20/2046	480,344
Japan Government Twenty Year Bond		224,150,000	JPY	1.9000		9/20/2023	2,257,389
Japan Government Twenty Year Bond		256,900,000	JPY	2.1000		12/20/2027	2,818,041
Japan Government Twenty Year Bond		22,650,000	JPY	1.7000		9/20/2033	252,338
Japan Government Two Year Bond		174,550,000	JPY	0.1000		11/1/2020	1,611,540
Kazakhstan Government International Bond		400,000	USD	5.1250		7/21/2025	431,636
Kingdom of Belgium Government Bond- 144A		130,000	EUR	4.2500		9/28/2022	174,266
Kingdom of Belgium Government Bond- 144A		130,000	EUR	5.0000		3/28/2035	234,073
Malaysia Government Bond		220,000	MYR	4.1810		7/15/2024	54,374
Malaysia Government Bond		480,000	MYR	3.9000		11/30/2026	116,184
Mexican Bonos		3,270,000	MXN	5.7500		3/5/2026	148,011
New Zealand Government Bond		1,750,000	NZD	3.0000		4/20/2029	1,295,806
Paraguay Government International Bond		200,000	USD	5.0000		4/15/2026	206,750
Portugal Obrigacoes do Tesouro OT - 144A		100,000	EUR	4.1250		4/14/2027	139,888
Province of Ontario Canada		280,000	CAD	2.4000		6/2/2026	211,073
Republic of Austria Government Bond - 144A		270,000	EUR	1.2000		10/20/2025	333,967
Republic of Austria Government Bond - 144A		250,000	EUR	0.7500		2/20/2028	296,716
Republic of Poland Government Bond		360,000	PLN	5.7500		9/23/2022	110,191
Saudi Government International Bond		400,000	USD	4.0000		4/17/2025	405,221
Spain Government Bond - 144A		600,000	EUR	4.0000		4/30/2020	725,174
Spain Government Bond - 144A		100,000	EUR	5.4000		1/31/2023	139,052
Spain Government Bond - 144A		40,000	EUR	1.4500		10/31/2027	47,395
Spain Government Bond - 144A		80,000	EUR	2.3500		7/30/2033	99,091
Spain Government Bond - 144A		190,000	EUR	4.2000		1/31/2037	294,960
Sweden Government Bond		770,000	SEK	4.2500		3/12/2019	85,543
Swiss Confederation Government Bond		480,000	CHF	4.0000		2/11/2023	576,740
United Kingdom Gilt		620,000	GBP	1.5000		7/22/2026	843,105
United Kingdom Gilt		290,000	GBP	4.2500		6/7/2032	511,591
United Kingdom Gilt		70,000	GBP	4.2500		3/7/2036	128,787
United Kingdom Gilt		185,000	GBP	4.5000		12/7/2042	376,907
United Kingdom Gilt		125,000	GBP	3.2500		1/22/2044	215,109
United Kingdom Gilt		70,000	GBP	4.2500		12/7/2055	158,033
United Kingdom Gilt		20,000	GBP	4.0000		1/22/2060	44,933
United Kingdom Gilt		70,000	GBP	3.5000		7/22/2068	150,570
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $22,323,599)							22,667,764

WHOLE LOAN COLLATERAL - 1.1%
Bankinter 10 FTA	3M Euro LIBOR + 0.16%	89,670	EUR	0.0000	+	6/21/2043	101,804
Dutch Property Finance 2017-1 BV	3M Euro LIBOR + 0.68%	227,592	EUR	0.3740	+	1/28/2048	260,257
Fondo de Titulizacion de Activos Santander Hipotecario 2	3M Euro LIBOR + 0.15%	39,357	EUR	0.0000	+	1/18/2049	44,411
TOTAL WHOLE LOAN COLLATERAL (Cost - $399,232)							406,472

		Shares
SHORT - TERM INVESTMENT - 1.4%
MONEY MARKET FUND - 1.4%
Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class		497,895		2.2800	+		497,895
TOTAL SHORT-TERM INVESTMENT (Cost - $497,895)

TOTAL INVESTMENTS - 99.6% (Cost - $35,474,590)							$35,823,883
OTHER ASSETS LESS LIABILITIES - 0.4%							151,496
NET ASSETS - 100.0%							$35,975,379

CAD - Canadian Dollar	GBP - United Kingdom Pound	MYR - Malaysian Ringgit	USD - US Dollar

CHF - Swiss Franc	IDR - Indonesian Rupiah	PLN - Polish Zloty

DKK - Danish Krone	JPY - Japanese Yen	NZD - New Zealand Dollar

EUR - Euro	MXN - Mexican Peso	SEK - Swedish Krona

+	Variable rate security. Interest rate is as of January 31, 2019.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $3,000,652 or 8.3% of net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2019

					Unrealized
					Appreciation
Futures Contracts *	Counterparty	Contracts	Notional	Expiration	(Depreciation)
FUTURES CONTRACTS PURCHASED - 0.9%
Australian 10Y BOND Future	Credit Suisse	7	$681,489	3/15/2019	$11,379
EURO BUXL 30Y Bond Future	Credit Suisse	2	426,530	3/7/2019	14,613
EURO-BUND Future	Credit Suisse	4	760,393	3/7/2019	6,042
EURO-SCHATZ Future	Credit Suisse	8	1,026,969	3/7/2019	(199)
NET UNREALIZED LOSS FROM FUTURES CONTRACTS PURCHASED					31,835

FUTURES CONTRACTS SOLD - (0.2)%
EURO-BOBL Future	Credit Suisse	(11)	(1,677,837)	3/7/2019	(5,671)
NET UNREALIZED GAIN FROM FUTURES CONTRACTS SOLD					(5,671)

NET UNREALIZED LOSS FROM FUTURES CONTRACTS					$26,164

*	Face amounts are the underlying reference notional amounts to stock exchange indices and bonds upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund’s futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments. Instrument is non-income producing.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2019

As of January 31, 2019 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts

								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Purchased		Market Value		(Depreciation)
To Sell USD and To Buy:
Australian Dollar		3/27/2019	Barclays	$1,197,707		$873,947		$22,940
British Pound		3/27/2019	Barclays	101,023		133,234		27
Canadian Dollar		3/27/2019	Citigroup	50,684		38,639		563
Canadian Dollar		3/27/2019	Barclays	1,285,715		980,171		14,354
Canadian Dollar		3/27/2019	Barclays	12,260		9,346		73
Canadian Dollar		3/27/2019	Barclays	56,711		43,234		6
Euro		3/27/2019	Barclays	73,259		84,424		263
Euro		3/27/2019	Barclays	128,000		147,507		672
Euro		3/27/2019	Barclays	215,960		248,872		(252)
Euro		3/27/2019	Citigroup	535,895		617,564		5,871
Euro		3/27/2019	Citigroup	108,000		124,459		1,229
Euro		3/27/2019	Citigroup	2,480,566		2,858,596		35,005
Japanese Yen		3/27/2019	Barclays	344,956,423		3,182,682		26,991
Japanese Yen		3/27/2019	Citigroup	38,741,250		357,440		2,140
New Zealand Dollar		3/27/2019	Citigroup	103,497		71,860		1,708
Brazilian Real		4/24/2019	Barclays	3,957,000		1,080,364		23,783
Czech Koruna		4/24/2019	Barclays	1,121,861		50,100		(242)
Hungary Forint		4/24/2019	Citigroup	14,302,000		52,211		1,264
Indonesian Rupiah		4/24/2019	Citigroup	8,053,127,000		570,951		8,216
Mexican Peso		4/24/2019	Citigroup	631,708		32,804		88
Mexican Peso		4/27/2019	Citigroup	289,000		15,007		40
Polish Zloty		4/24/2019	Citigroup	150,000		40,485		487
Russian Ruble		4/24/2019	Barclays	54,460,000		822,730		14,752
Singapore Dollar		4/24/2019	Barclays	165,000		122,926		1,060
South Korean Won		4/24/2019	Citigroup	953,363,000		858,975		6,243
Thai Baht		4/24/2019	Barclays	6,706,000		215,104		2,897
								$170,178

								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Sold		Market Value		(Depreciation)
To Buy USD and To Sell:
Australian Dollar		3/27/2019	Citigroup	$(74,000)		$(53,997)		$(1,417)
Euro		3/27/2019	Barclays	(5,757,694)		(6,635,149)		(81,499)
Euro		3/27/2019	Citigroup	(108,000)		(124,459)		(798)
Japanese Yen		3/27/2019	Citigroup	(107,975,511)		(996,218)		(8,498)
Japanese Yen		3/27/2019	Barclays	(5,755,000)		(53,098)		(282)
New Zealand Dollar		3/27/2019	Citigroup	(962,641)		(668,382)		(15,332)
New Zealand Dollar		3/27/2019	Citigroup	(909,152)		(631,244)		(8,901)
Russian Ruble		4/24/2019	Barclays	(48,600,000)		(734,203)		(8,402)
								$(125,129)

				Local Currency	Local Currency	U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Amount Purchased	Amount Purchased	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Buy	Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
British Pound	Euro	3/27/2019	Citigroup	$826,366	$(110,703)	$127,582	$(127,574)	$8
British Pound	Euro	3/27/2019	Barclays	157,057	(181,015)	207,134	(208,601)	(1,467)
Danish Krone	British Pound	3/27/2019	Citigroup	53,437	(46,364)	61,581	(61,147)	433
Euro	Danish Krone	3/27/2019	Barclays	187,103	(1,396,717)	215,617	(215,639)	(21)
Euro	Swiss Franc	3/27/2019	Barclays	167,808	(189,255)	193,382	(191,679)	1,703
Norwegian Krone	Euro	3/27/2019	Barclays	649,155	(66,729)	77,241	(76,898)	344
Swedish Krona	Euro	3/27/2019	Barclays	1,516,132	(147,374)	168,254	(169,833)	(1,579)
								$(579)

Net Unrealized Gain on Forward Currency Contracts								$44,470

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
January 31, 2019

Security		Shares			Value
COMMON STOCK - 0.1%
TELECOMMUNICATIONS - 0.1%
NII Holdings, Inc. *		10,000			$48,500
TOTAL COMMON STOCK (Cost - $57,730)

	Variable	Principal	Interest	Maturity
	Rate	Amount	Rate %	Date
BONDS & NOTES - 43.1%
AGRICULTURE - 1.7%
Reynolds American, Inc.		$1,000,000	7.250	6/15/2037	1,088,699

BANKS - 3.7%
Credit Suisse Group - 144A		1,500,000	6.250	12/18/2024	1,486,812
Wachovia Capital Trust II	3 mo. LIBOR + 0.500%	1,000,000	3.287	1/15/2027	894,720
					2,381,532
BEVERAGES - 3.1%
Anheuser-Busch InBev Finance, Inc.		2,000,000	3.300	2/1/2023	1,997,228

BIOTECHNOLOGY - 3.0%
Celgene Corp.		2,000,000	4.550	2/20/2048	1,919,231

CHEMICALS - 2.6%
Braskem America Finance Co. - 144A		705,000	7.125	7/22/2041	797,531
Braskem Netherlands Finance BV - 144A		900,000	4.500	1/10/2028	879,750
					1,677,281
COMPUTERS - 1.4%
Dell International LLC/EMC Corp. - 144A		800,000	8.100	7/15/2036	923,600

DIVERSIFIED FINANCIAL SERVICES - 2.9%
GE Capital International Funding Co.		1,240,000	4.418	11/15/2035	1,108,704
TMX Finance LLC - 144A		800,000	11.125	4/1/2023	731,000
					1,839,704
ENTERTAINMENT - 1.7%
Enterprise Development Authority - 144A		1,175,000	12.000	7/15/2024	1,113,312

FOOD - 2.1%
ESAL GmbH - 144A		1,350,000	6.250	2/5/2023	1,361,813

FOREST PRODUCTS & PAPER - 1.7%
Suzano Austria GmbH- 144A		335,000	6.000	1/15/2029	351,331
Suzano Austria GmbH- 144A		655,000	7.000	3/16/2047	710,675
					1,062,006
INSURANCE - 1.6%
United Insurance Holdings Corp.		1,000,000	6.250	12/15/2027	1,039,012

IRON/STEEL - 2.2%
CSN Resources		1,405,000	6.500	7/21/2020	1,390,529

MEDIA - 4.7%
American Media, Inc. - 144A		1,578,945	10.500	12/31/2026	1,578,945
Viacom, Inc.	3 mo. LIBOR + 3.899%	1,500,000	6.250	2/28/2057	1,447,965
					3,026,910
MINING - 2.3%
Freeport-McMoRan, Inc.		$740,000	5.450	3/15/2043	$640,100
New Gold, Inc. - 144A		900,000	6.250	11/15/2022	834,750
					1,474,850

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
January 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BONDS & NOTES - 43.1% (Continued)
OIL & GAS - 2.6%
Transocean Poseidon - 144A		1,600,000	6.875		2/1/2027	1,628,800

PIPELINES - 1.2%
Energy Transfer Operating		700,000	6.250		4/15/2049	747,922

REAL ESTATE - 1.4%
Newmark Group, Inc. - 144A		910,000	6.125		11/15/2023	908,801

SOVEREIGN - 1.6%
Argentine Republic Government International Bond		1,020,000	6.250		4/22/2019	1,028,553

TELECOMMUNICATIONS - 1.6%
Sprint Spectrum Co. LLC - 144A		1,000,000	4.738		3/20/2025	1,001,250

TOTAL BONDS & NOTES (Cost - $27,048,389)						27,611,033

BANK LOANS - 1.4%
TECHNOLOGY - 1.4%
First Data Corporation, 2024A New Dollar Term Loan	LIBOR + 2.000%	900,000	4.212	+	4/26/2024	897,647
TOTAL BANK LOANS (Cost - $901,097)

U.S. GOVERNMENT - 28.7%
TREASURY BILLS - 21.3%
Treasury Bill		10,460,000	2.315	+	2/12/2019	10,452,212
Treasury Bill		3,200,000	2.358	+	2/26/2019	3,194,766
						13,646,978
TREASURY NOTES/BONDS - 7.4%
Treasury Note / Bond		1,575,000	2.625		12/31/2023	1,588,258
Treasury Note / Bond		1,890,000	3.125		11/15/2028	1,969,550
Treasury Note / Bond		1,150,000	3.000		8/15/2048	1,147,305
						4,705,113
TOTAL U.S. GOVERNMENT (Cost - $18,318,509)						18,352,091

COMMERCIAL PAPER - 9.4%
AUTOMOBILE MANUFACTURERS - 4.7%
Hyundai Capital America, Inc.		3,000,000	3.200	**	2/4/2019	2,999,211
BEVERAGES - 4.7%
Anheuser-Busch InBev Finance, Inc.		3,000,000	2.800	**	2/4/2019	2,999,310
TOTAL COMMERCIAL PAPER (Cost - $5,998,521)						5,998,521

		Shares
SHORT-TERM INVESTMENT - 17.4%
MONEY MARKET FUND - 17.4%
First American Government Obligations Fund - Class Z		11,140,203	2.280	+		11,140,203
TOTAL SHORT-TERM INVESTMENT (Cost - $11,140,203)

TOTAL INVESTMENTS - 100.1% (Cost - $63,464,449)						$64,047,995
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%						(47,543)
TOTAL NET ASSETS - 100.0%						$64,000,452

*	Non-income producing security.

**	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

+	Variable rate security. Interest rate is as of January 31, 2019.

LLC - Limited Liability Company

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amount to $14,308,370 or 22.4% of net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
January 31, 2019

				Unrealized
	Short	Notional	Maturity	Appreciation/
Security	Contracts	Amount	Date	(Depreciation)
OPEN SHORT FUTURES CONTRACTS - (0.5)%
U.S. 5 Year Treasury Note	15	$1,722,891	March-19	$(2,344)
U.S 10 Year Tresury Note	22	2,694,313	March-19	(15,500)
U.S. Treasury Long Bond	52	7,627,750	March-19	(287,226)
NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS				$(305,070)

CREDIT DEFAULT SWAPS
					Unrealized
		Notional Value at	Premium	Maturity	Appreciation/
Description (1)	Counterparty	January 31, 2019	Paid (Received)	Date	(Depreciation)
To Buy Protection - Commonwealth Bank of Australia	JPMorgan	2,000,000	$(16,314)	12/20/2023	$(23,358)
NET UNREALIZED LOSS FROM CREDIT DEFAULT SWAPS					$(23,358)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 97.9%
AEROSPACE/DEFENSE - 2.9%
Boeing Co.	3,021	$1,164,958
Raytheon Co.	6,298	1,037,658
		2,202,616
AIRLINES - 1.3%
Delta Air Lines, Inc.	19,981	987,661

APPAREL - 1.0%
PVH Corp.	6,550	714,670

AUTO PARTS & EQUIPMENT - 1.1%
BorgWarner, Inc.	20,925	855,833

BANKS - 11.3%
Bank of America Corp.	86,526	2,463,395
JPMorgan Chase & Co.	27,719	2,868,917
Morgan Stanley	14,880	629,424
State Street Corp.	13,317	944,175
SunTrust Banks, Inc.	15,580	925,764
Wells Fargo & Co.	12,010	587,409
		8,419,084
BEVERAGES - 1.4%
PepsiCo, Inc.	9,307	1,048,620

BIOTECHNOLOGY - 2.3%
Biogen, Inc. *	2,758	920,565
Gilead Sciences, Inc.	11,634	814,496
		1,735,061
BUILDING MATERIALS - 0.7%
Owens Corning	10,696	560,363

CHEMICALS - 1.3%
Air Products & Chemicals, Inc.	5,832	958,722

COSMETICS / PERSONAL CARE - 2.2%
Procter & Gamble Co.	16,910	1,631,308

DIVERSIFIED FINANCIAL SERVICES - 4.6%
American Express Co.	9,439	969,385
Discover Financial Services	14,095	951,272
E*TRADE Financial Corp.	13,639	636,396
Intercontinental Exchange, Inc.	11,967	918,587
		3,475,640
ELECTRIC - 4.6%
American Electric Power Co., Inc.	12,062	954,345
DTE Energy Co.	8,437	993,457
Xcel Energy, Inc.	28,591	1,497,025
		3,444,827
ELECTRONICS - 1.0%
Honeywell International, Inc.	5,018	720,735

ENVIRONMENTAL CONTROL - 1.9%
Waste Management, Inc.	14,540	1,391,042

FOOD - 1.3%
Tyson Foods, Inc.	15,552	962,980

HEALTHCARE-PRODUCTS - 4.1%
Danaher Corp.	5,432	602,517
Hill-Rom Holdings, Inc.	5,131	513,203
Medtronic PLC	12,278	1,085,252
Thermo Fisher Scientific, Inc.	3,677	903,329
		3,104,301

Security	Shares	Value
HEALTHCARE-SERVICES - 0.9%
UnitedHealth Group, Inc.	2,519	$680,634

INSURANCE - 4.8%
Allstate Corp.	7,943	697,951
Berkshire Hathaway, Inc. *	5,985	1,230,157
Prudential Financial, Inc.	10,290	948,121
Travelers Cos., Inc.	5,535	694,864
		3,571,093
INTERNET - 0.9%
Alphabet, Inc. *	612	689,045

IRON / STEEL - 0.6%
Nucor Corp.	7,025	430,211

MACHINERY- DIVERSIFIED - 1.0%
Caterpillar, Inc.	5,437	723,991

MEDIA - 3.4%
Comcast Corp.	48,427	1,770,975
Walt Disney Co.	6,715	748,857
		2,519,832
MISCELLANEOUS MANUFACTURING - 2.6%
Ingersoll-Rand PLC	11,235	1,123,950
Parker-Hannifin Corp.	5,072	835,916
		1,959,866
OIL & GAS - 10.5%
Chevron Corp.	17,115	1,962,235
ConocoPhillips	21,925	1,484,103
EOG Resources, Inc.	9,889	980,989
Exxon Mobil Corp.	7,946	582,283
Helmerich & Payne, Inc.	11,716	655,979
Marathon Petroleum Corp.	19,905	1,318,905
Phillips 66	8,847	844,092
		7,828,586
PHARMACEUTICALS - 9.3%
Allergan PLC	3,906	562,386
Cigna Corp.	4,466	892,352
CVS Health Corp.	16,179	1,060,533
Eli Lilly & Co.	8,304	995,317
Merck & Co., Inc.	20,958	1,559,904
Pfizer, Inc.	43,434	1,843,773
		6,914,265
REITS - 5.2%
Alexandria Real Estate Equities, Inc.	5,956	784,465
AvalonBay Communities, Inc.	2,980	574,902
Equity LifeStyle Properties, Inc.	8,021	849,263
Highwoods Properties, Inc.	9,734	431,411
Prologis, Inc.	17,489	1,209,539
		3,849,580
RETAIL - 0.8%
Home Depot, Inc.	3,252	596,840

SEMICONDUCTORS - 3.2%
Broadcom Ltd.	4,472	1,199,614
Intel Corp.	13,659	643,612
ON Semiconductor Corp. *	28,749	576,130
		2,419,356
SOFTWARE - 3.5%
Microsoft Corp.	13,607	1,420,979
Oracle Corp.	23,278	1,169,254
		2,590,233

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 97.9% (Continued)
TELECOMMUNICATIONS - 8.2%
AT&T, Inc.	50,322	$1,512,679
Cisco Systems, Inc.	49,212	2,327,235
Verizon Communications, Inc.	41,242	2,270,785
		6,110,699

TOTAL COMMON STOCKS (Cost - $60,406,085)		73,097,694

SHORT - TERM INVESTMENT - 1.3%
MONEY MARKET FUND - 1.3%
STIT-STIC Prime Portfolio - 2.41% +	999,151	999,151
(Cost - $999,151)
Security	Shares	Value

TOTAL INVESTMENTS - 99.2% (Cost - $61,405,236)		$74,096,845
OTHER ASSETS LESS LIABILITIES - 0.8%		541,359
NET ASSETS - 100.0%		$74,638,204

PLC - Public Limited Company

REITS - Real Estate Investment Trust

*	Non-income producing security.

+	Variable rate security. Interest rate is as of January 31, 2019.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 97.7%
BIOTECHNOLOGY - 6.6%
Alexion Pharmaceuticals, Inc. *	11,650	$1,432,484
Illumina, Inc. *	11,517	3,222,342
Vertex Pharmaceuticals, Inc. *	8,242	1,573,480
		6,228,306
COMMERCIAL SERVICES - 9.4%
PayPal Holdings, Inc. *	34,630	3,073,759
S&P Global, Inc.	9,711	1,861,113
Square, Inc. *	32,079	2,288,837
TransUnion	27,872	1,695,175
		8,918,884
DIVERSIFIED FINANCIAL SERVICES - 12.5%
Mastercard, Inc.	28,018	5,915,440
Visa, Inc.	44,126	5,957,451
		11,872,891
HEALTHCARE-PRODUCTS - 8.0%
Align Technology, Inc. *	7,022	1,748,127
Edwards Lifesciences Corp. *	18,503	3,153,281
Intuitive Surgical, Inc. *	5,093	2,666,899
		7,568,307
INTERNET - 21.6%
Alibaba Group Holding Ltd. - ADR *	11,884	2,002,335
Alphabet, Inc. *	5,117	5,712,465
Amazon.com, Inc. *	4,105	7,055,387
Booking Holdings, Inc. *	1,160	2,126,060
Facebook, Inc. *	21,722	3,620,840
		20,517,087
RETAIL - 7.5%
Burlington Stores, Inc. *	13,487	2,315,853
Home Depot, Inc.	9,663	1,773,450
Ulta Beauty, Inc. *	10,398	3,035,384
		7,124,687
Security	Shares	Value
SEMICONDUCTORS - 2.1%
NVIDIA Corp.	13,924	$2,001,575

SOFTWARE - 30.0%
Adobe, Inc. *	19,855	4,920,466
Autodesk, Inc. *	15,162	2,231,847
Microsoft Corp.	38,638	4,034,966
Salesforce.com, Inc. *	38,867	5,906,618
ServiceNow, Inc. *	15,566	3,424,831
Splunk, Inc. *	17,236	2,151,742
Veeva Systems, Inc. *	27,604	3,010,492
Workday, Inc. *	15,338	2,784,307
		28,465,269

TOTAL COMMON STOCKS (Cost - $53,929,771)		92,697,006

SHORT-TERM INVESTMENT - 2.4%
MONEY MARKET FUND - 2.4%
Invesco Treasury Obligations Portfolio - Institutional Class 2.25% +	2,232,301	2,232,301
TOTAL SHORT-TERM INVESTMENT (Cost - $2,232,301)

TOTAL INVESTMENTS - 100.1% (Cost - $56,162,072)		$94,929,307
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(72,815)
NET ASSETS - 100.0%		$94,856,492

*	Non-Income producing security.

ADR - American Depositary Receipt.

+	Variable rate security. Interest rate is as of January 31, 2019.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 98.6%
AEROSPACE / DEFENSE - 0.7%
Airbus SE	3,311	$382,577
BAE Systems PLC - ADR ^	3,174	86,904
IHI Corp.	4,300	136,307
Safran SA	1,991	262,247
		868,035
AGRICULTURE - 0.4%
British American Tobacco PLC - ADR	2,200	77,616
Imperial Brands PLC	6,138	204,343
Japan Tobacco, Inc.	3,500	88,682
Swedish Match AB	2,569	115,111
		485,752
AIRLINES - 0.4%
Deutsche Lufthansa AG	5,684	143,856
International Consolidated Airlines Group SA	19,902	168,361
International Consolidated Airlines Group SA	15,197	128,729
Turk Hava Yollari AO *	1	3
		440,949
APPAREL - 0.9%
adidas AG	3,064	730,868
Burberry Group PLC - ADR	2,500	60,113
Kering	454	228,259
Pou Chen Corp. *	55,000	66,703
		1,085,943
AUTO MANUFACTURERS - 1.5%
Chongqing Changan Automobile Co., Ltd. *	112,500	57,229
Daimler AG	3,688	219,017
Fiat Chrysler Automobiles NV *	16,289	279,430
Hino Motors Ltd.	21,100	212,029
Honda Motor Co., Ltd. - ADR	6,800	204,476
Honda Motor Co., Ltd.	1,900	57,092
Kia Motors Corp.	11,634	380,410
Porsche Automobil Holding SE - ADR	21,800	140,392
Porsche Automobil Holding SE	1,324	86,310
Renault SA	3,188	226,161
		1,862,546
AUTO PARTS & EQUIPMENT - 1.7%
Aisin Seiki Co., Ltd.	1,200	47,483
Bridgestone Corp.	5,800	223,445
Cie Generale des Etablissements Michelin	1,588	172,921
Continental AG	3,829	606,629
Hankook Tire Co., Ltd. *	7,314	275,124
Hyundai Mobis Co., Ltd. *	553	112,020
Magna International, Inc.	8,385	443,650
Schaeffler AG	12,065	107,414
Weichai Power Co., Ltd.	61,000	82,333
		2,071,019
BANKS - 7.0%
Agricultural Bank of China Ltd.	369,000	174,714
Akbank TAS *	141,161	193,512
Banco Bradesco SA *	23,300	257,510
Banco do Brasil SA *	28,800	410,005
Bank of China Ltd. - ADR	2,800	32,410
Bank of China Ltd.	1,784,000	829,504
Bank of Communications Co., Ltd.	384,000	326,440
Bank of Montreal ^	3,300	241,527
BNP Paribas SA	5,784	273,256
China Construction Bank Corp. - ADR	23,500	423,587
China Everbright Bank Co., Ltd.	475,000	229,311
China Minsheng Banking Corp., Ltd.	288,500	221,028
Danske Bank A/S	25,689	477,084
Security	Shares	Value
BANKS - 7.0% (continued)
Erste Group Bank AG - ADR	5,100	$89,352
Grupo Financiero Banorte SAB de CV - ADR	1,828	50,773
Grupo Financiero Banorte SAB de CV	25,800	144,198
Industrial & Commercial Bank of China Ltd. - ADR	20,230	312,048
Mitsubishi UFJ Financial Group, Inc.	92,200	494,985
Nordea Bank Abp - ADR	13,200	121,110
Royal Bank of Canada	6,900	525,499
Royal Bank of Canada ^	2,000	152,360
Sberbank of Russia PJSC - ADR	52,386	711,140
Societe Generale SA	9,676	302,444
Toronto-Dominion Bank ^	14,596	821,901
Turkiye Garanti Bankasi AS	66,475	116,419
Turkiye Is Bankasi	81,167	89,168
UniCredit SpA	26,976	312,632
Yapi ve Kredi Bankasi AS *	184,313	69,523
		8,403,440
BEVERAGES - 0.8%
Asahi Group Holdings Ltd.	5,000	209,630
Coca-Cola HBC AG	3,447	116,445
Diageo PLC - ADR	3,992	609,379
Treasury Wine Estates Ltd.	4,877	55,056
		990,510
BIOTECHNOLOGY - 0.7%
CSL Limited	6,234	889,182

BUILDING MATERIALS - 0.8%
AGC, Inc.	20,700	702,141
Asia Cement Corp.	44,000	52,904
Cie de Saint-Gobain	4,573	158,198
HeidelbergCement AG	1,507	104,616
		1,017,859
CHEMICALS - 2.4%
Asahi Kasei Corp.	9,900	108,722
Covestro AG	7,604	421,241
Evonik Industries AG	10,946	300,103
JSR Corp.	9,700	156,971
KCC Corp.	920	270,885
Kingboard Chemical Holdings Ltd.	80,500	283,275
Lotte Chemical Corp. *	546	147,679
Mitsubishi Chemical Holdings Corp.	37,900	325,979
Nitto Denko Corp.	3,200	181,167
Shin-Etsu Chemical Co., Ltd.	6,800	573,853
Sumitomo Chemical Co., Ltd.	14,000	73,096
		2,842,971
COAL - 0.3%
China Shenhua Energy Co., Ltd.	70,500	179,438
Indo Tambangraya Megah Tbk PT	90,900	148,670
		328,108
COMMERCIAL SERVICES - 1.9%
Ashtead Group PLC	11,360	288,992
CCR SA *	16,200	66,173
Cielo SA	48,300	158,313
Experian PLC	20,616	519,138
RELX PLC	8,912	197,976
RELX PLC	42,562	942,987
Wirecard AG	613	101,900
		2,275,479

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 98.6% (Continued)
COMPUTERS - 1.0%
Capgemini SE	1,436	$158,980
CGI Group, Inc. *	3,300	217,833
Check Point Software Technologies Ltd. *	2,581	288,866
Compal Electronics, Inc.	276,000	165,512
Computershare Ltd.	25,961	337,356
		1,168,547
COSMETICS / PERSONAL CARE - 2.8%
Kao Corp.	7,500	530,701
L’Oreal SA	2,925	706,755
Shiseido Co., Ltd.	3,900	232,201
Unicharm Corp.	17,200	532,764
Unilever NV - ADR	20,357	1,092,836
Unilever PLC	4,648	244,895
		3,340,152
DISTRIBUTION / WHOLESALE - 1.0%
Hanwha Corp. *	12,423	393,778
Marubeni Corp.	9,000	70,213
Mitsubishi Corp.	14,700	431,207
Sumitomo Corp.	22,200	344,034
		1,239,232
DIVERSIFIED FINANCIAL SERVICES - 2.8%
ASX Ltd.	9,208	428,865
B3 SA - Brasil Bolsa Balcao	35,500	306,683
BNK Financial Group, Inc. *	31,712	209,778
China Galaxy Securities Co., Ltd.	275,500	142,982
China Merchants Securities Co., Ltd.	91,200	125,174
CITIC Securities Co., Ltd.	78,500	160,714
Deutsche Boerse AG	3,126	417,257
Hana Financial Group, Inc.	10,225	367,655
Hargreaves Lansdown PLC	7,275	156,680
Japan Exchange Group, Inc.	14,200	250,262
ORIX Corp.	36,500	551,040
Yuanta Financial Holding Co., Ltd. *	498,000	278,634
		3,395,724
ELECTRIC - 4.4%
AGL Energy Ltd.	19,055	298,651
Centrais Eletricas Brasileiras SA *	37,200	381,926
CEZ AS	310	7,846
Chubu Electric Power Co., Inc.	3,500	55,300
Cia Energetica de Minas Gerais - ADR	10,314	38,884
E.ON SE	63,103	703,224
Enel Americas SA	2,067,826	424,215
Enel Chile SA - ADR	31,200	169,416
Enel SpA *	254,343	1,541,059
Fortum OYJ *	16,246	370,158
Huaneng Power International, Inc. - ADR	5,500	139,150
Kansai Electric Power Co., Inc.	2,400	36,563
Ratchaburi Electricity Generating Holding PCL * ++	77,700	138,028
RWE AG	25,926	646,428
Tokyo Electric Power Co Holdings, Inc. *	55,800	343,014
		5,293,862
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
Brother Industries Ltd.	10,100	170,596
Schneider Electric SE	529	37,717
		208,313
ELECTRONICS - 0.5%
AU Optronics Corp. *	103,000	40,376
Hoya Corp.	10,600	615,733
		656,109
ENGINEERING & CONSTRUCTION - 0.5%
Auckland International Airport Ltd.	26,643	136,073
Enka Insaat ve Sanayi AS *	1	1
LendLease Group	38,522	344,150
Sydney Airport	26,607	127,396
		607,620
Security	Shares	Value
ENTERTAINMENT - 0.5%
Aristocrat Leisure Ltd.	25,172	$454,135
OPAP SA	9,772	95,842
		549,977
FOOD - 2.5%
Associated British Foods PLC - ADR	2,400	75,816
CJ CheilJedang Corp. *	362	42,529
Coles Group Ltd. *	16,835	153,563
Koninklijke Ahold Delhaize NV	8,613	227,484
Orkla ASA	51,818	419,330
Seven & i Holdings Co., Ltd.	15,200	662,431
Tesco PLC - ADR	4,200	36,876
Wesfarmers Ltd.	14,939	351,533
WH Group Ltd.	167,500	143,645
Wm Morrison Supermarkets PLC	29,595	91,277
Woolworths Group Ltd.	33,207	711,764
Yakult Honsha Co., Ltd.	1,700	113,553
		3,029,801
FOREST PRODUCTS & PAPER- 0.4%
Shandong Chenming Paper Holdings Ltd. *	90,000	48,794
Stora Enso OYJ	7,287	98,271
UPM-Kymmene OYJ	10,279	299,264
		446,329
GAS - 0.2%
Tokyo Gas Co., Ltd.	11,200	294,764

HAND / MACHINE TOOLS - 0.1%
Techtronic Industries Co., Ltd. - ADR	2,400	70,608

HEALTHCARE - PRODUCTS - 2.7%
Cochlear Ltd.	2,747	389,423
Coloplast A/S	1,578	144,492
EssilorLuxottica SA	2,247	285,357
Getinge AB	12,450	140,594
Koninklijke Philips NV *	24,762	978,676
Olympus Corp.	6,900	283,292
Smith & Nephew PLC - ADR	8,738	332,568
Smith & Nephew PLC	27,710	523,554
Sysmex Corp.	200	11,159
Terumo Corp.	2,200	125,712
		3,214,827
HEALTHCARE - SERVICES - 0.1%
Fresenius Medical Care AG & Co. KGaA	2,425	178,803

HOLDING COMPANIES-DIVERSIFIED - 0.8%
Financiere de Tubize SA	1,315	99,778
Haci Omer Sabanci Holding AS *	1	1
Industrivarden AB	15,944	337,005
Itausa - Investimentos Itau SA *	136,638	506,372
		943,156
HOME FURNISHINGS - 0.4%
Arcelik AS	1	4
LG Electronics, Inc.	2,286	137,211
Panasonic Corp.	30,200	295,983
		433,198
HOUSEHOLD PRODUCTS/WARES - 0.1%
Henkel AG & Co KGaA	1,505	146,853

INSURANCE - 5.7%
Aegon NV - ADR ^	50,350	260,309
Aegon NV	7,354	37,980
Allianz SE	2,859	608,113
Assicurazioni Generali SpA	30,414	533,792
AXA SA	30,706	713,851
China Life Insurance Co., Ltd. *	108,607	98,951
China Taiping Insurance Holdings Co., Ltd.	124,000	342,325
Dai-ichi Life Holdings, Inc.	17,800	289,271

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 98.6% (Continued)
INSURANCE - 5.7%
Japan Post Holdings Co., Ltd.	27,900	$343,274
Liberty Holdings Ltd.	15,191	122,683
Mapfre SA	51,594	143,911
MS&AD Insurance Group Holdings, Inc.	20,500	607,403
Muenchener Rueckversicherungs-Gesellschaft AG in	4,164	931,555
NN Group NV	8,370	354,323
PORTO SEGURO SA	5,500	84,671
Shin Kong Financial Holding Co., Ltd. *	642,115	184,445
Sompo Holdings, Inc.	6,000	226,423
Sony Financial Holdings, Inc.	1,300	24,759
SUL AMERICA SA	15,500	136,585
Tokio Marine Holdings, Inc.	15,400	754,730
		6,799,354
INTERNET - 0.7%
Auto Trader Group PLC	48,367	291,120
Baidu, Inc. - ADR *	1,272	219,586
SEEK Ltd.	1,829	22,745
Trend Micro, Inc. *	5,400	287,568
		821,019
INVESTMENT COMPANIES - 0.6%
EXOR NV	4,212	269,952
Investor AB	4,901	215,473
Kinnevik AB *	12,295	300,452
		785,877
IRON / STEEL - 1.3%
ArcelorMittal	26,165	605,845
Eregli Demir ve Celik Fabrikalari TAS *	36,741	60,237
JFE Holdings, Inc.	5,000	88,214
POSCO	1,122	276,968
Vale SA *	40,700	508,359
voestalpine AG	1,257	40,269
		1,579,892
LEISURE TIME - 0.2%
TUI AG	19,994	305,358

MACHINERY CONSTRUCTION & MINING - 1.6%
Atlas Copco AB	6,857	164,103
Hitachi Ltd. - ADR	1,793	112,834
Hitachi Ltd.	21,200	667,502
Komatsu Ltd.	12,700	334,710
Mitsubishi Electric Corp.	49,500	623,416
		1,902,565
MACHINERY - DIVERSIFIED - 0.4%
CNH Industrial NV	11,883	117,086
Hexagon AB	3,983	195,077
Kone OYJ	3,869	188,591
		500,754
MEDIA - 1.1%
Vivendi SA	21,438	548,009
Wolters Kluwer NV *	12,437	775,395
		1,323,404
MINING - 4.8%
Anglo American PLC	46,438	1,190,245
BHP Billiton Ltd.	46,457	1,189,855
BHP Billiton PLC - ADR	8,300	373,334
BHP GROUP PLC	10,980	246,044
BOLIDEN AB	11,569	289,587
China Molybdenum Co., Ltd.	579,000	235,897
First Quantum Minerals Ltd.	10,800	125,080
Glencore PLC - ADR ^	9,210	74,601
Kinross Gold Corp. *	153,400	515,424
Security	Shares	Value
MINING - 4.8% (Continued)
Lundin Mining Corp.	23,400	$106,906
Rio Tinto PLC - ADR ^	15,271	859,299
South32 Ltd. - ADR	1,080	13,775
South32 Ltd.	26,158	67,139
Teck Resources Ltd.	13,985	340,760
Teck Resources Ltd.	6,955	169,424
		5,797,370
MISCELLANEOUS MANUFACTURING - 2.2%
Doosan Corp. *	451	46,614
Doosan Corp.	914	61,981
FUJIFILM Holdings Corp.	1,300	55,905
Siemens AG - ADR	9,732	533,995
Siemens AG	17,748	1,953,546
		2,652,041
OFFICE / BUSINESS EQUIPMENT - 0.2%
Canon, Inc.	7,300	210,133

OIL & GAS - 6.7%
China Petroleum & Chemical Corp.	1,550,000	1,296,176
CNOOC Ltd. - ADR	3,299	551,890
CNOOC Ltd.	371,000	620,133
Eni SpA	79,423	1,350,038
Equinor ASA - ADR ^	10,861	247,413
Galp Energia SGPS SA	18,666	292,374
Gazprom PJSC - ADR	30,800	150,766
Gazprom PJSC - ADR	67,456	329,455
Inpex Corp.	5,000	48,104
JXTG Holdings, Inc.	40,100	219,223
LUKOIL PJSC - ADR	15,187	1,217,997
Novatek PJSC - ADR	497	91,199
PetroChina Co., Ltd. - ADR *	8,450	543,081
PetroChina Co., Ltd.	328,000	211,708
Polski Koncern Naftowy ORLEN SA *	6,490	183,292
Polskie Gornictwo Naftowe i Gazownictwo SA *	48,396	99,579
PTT PCL	86,000	133,922
Repsol SA	13,519	237,891
SK Innovation Co., Ltd. *	1,090	185,026
		8,009,267
PHARMACEUTICALS - 12.7%
Astellas Pharma, Inc.	39,200	582,166
AstraZeneca PLC - ADR ^	21,482	785,812
Bayer AG	11,964	909,080
Chugai Pharmaceutical Co., Ltd.	10,700	632,349
Daiichi Sankyo Co., Ltd.	800	27,775
Eisai Co., Ltd.	1,800	139,886
GlaxoSmithKline PLC - ADR ^	33,900	1,328,880
Grifols SA	12,969	243,339
Merck KGaA	2,996	315,361
Novartis AG	21,381	1,870,999
Novo Nordisk A/S - ADR	15,300	719,406
Novo Nordisk A/S	16,055	754,227
Ono Pharmaceutical Co., Ltd.	11,400	249,263
Orion Oyj	11,009	390,149
Otsuka Holdings Co., Ltd.	4,700	192,941
Roche Holding AG - ADR	13,300	442,890
Roche Holding AG	10,718	2,858,125
Sanofi	7,170	624,754
Shionogi & Co., Ltd.	8,000	493,853
Takeda Pharmaceutical Co., Ltd.	16,390	662,295
Takeda Pharmaceutical Co., Ltd. - ADR	36,624	731,389
UCB SA	3,051	265,037
		15,219,976

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 98.6% (Continued)
PRECIOUS METAL MINING - 0.2%
Goldcorp, Inc.	16,944	$189,603

PRIVATE EQUITY - 0.5%
3i Group PLC	51,117	572,179

REAL ESTATE - 0.2%
Guangzhou R&F Properties Co., Ltd.	76,000	151,624
Wharf Real Estate Investment Co., Ltd.	17,000	116,303
		267,927
REIT - 1.1%
H&R REAL ESTATE INV-REIT UTS *	22,400	378,479
Link REIT	38,000	417,725
RioCan Real Estate Investment Trust	2,550	48,406
Scentre Group	34,108	99,092
Unibail-Rodamco-Westfield	2,081	375,204
		1,318,906
RETAIL - 0.1%
Kingfisher PLC	45,221	132,494

SEMICONDUCTORS - 6.1%
Infineon Technologies AG - ADR	14,400	320,544
Nanya Technology Corp.	126,000	255,893
Renesas Electronics Corp. *	25,800	148,879
Samsung Electronics Co., Ltd. - ADR	126	129,654
Samsung Electronics Co., Ltd. - ADR	375	312,375
Samsung Electronics Co., Ltd.	67,400	2,810,185
Samsung Electronics Co., Ltd.	8,550	289,722
SK Hynix, Inc. *	14,214	950,486
STMicroelectronics NV	4,923	78,617
STMicroelectronics NV - ADR	7,300	115,632
STMicroelectronics NV	21,978	351,512
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	31,943	1,201,696
Taiwan Semiconductor Manufacturing Co., Ltd. *	35,000	259,629
United Microelectronics Corp. *	185,000	70,655
		7,295,479
SOFTWARE - 3.1%
Amadeus IT Group SA	7,687	560,379
BlackBerry Ltd. *	6,162	49,641
Constellation Software, Inc.	300	224,005
Dassault Systemes SE - ADR	1,011	126,987
NetEase, Inc. - ADR	4,100	1,032,913
Oracle Corp.	2,500	182,307
Sage Group PLC	6,798	56,040
SAP SE	11,373	1,178,957
Ubisoft Entertainment SA *	3,683	327,668
		3,738,897
TELECOMMUNICATIONS - 5.6%
China Mobile Ltd. - ADR	6,600	346,302
China Telecom Corp., Ltd. - ADR ^	5,000	272,850
China Unicom Hong Kong Ltd. - ADR ^	22,552	260,024
Deutsche Telekom AG *	79,157	1,290,368
KDDI Corp.	12,300	307,579
Nice Ltd. - ADR ^ *	1,319	145,024
Nippon Telegraph & Telephone Corp. - ADR	314	13,515
Nippon Telegraph & Telephone Corp.	14,800	636,781
Nokia OYJ *	96,562	611,566
Orange Polska SA *	32,028	48,338
Telecom Italia SpA - ADR *	58,300	320,067
Security	Shares	Value
TELECOMMUNICATIONS - 5.6% (Continued)
Telecom Italia SpA - ADR	7,800	$38,298
Telefonaktiebolaget LM Ericsson	13,184	117,529
Telefonica SA	174,266	1,502,697
Vodafone Group PLC - ADR	47,662	869,355
		6,780,293
TRANSPORTATION - 2.8%
AP Moller - Maersk A/S	164	205,228
Canadian National Railway Co.	10,957	914,821
Canadian Pacific Railway Ltd.	800	163,920
Central Japan Railway Co.	2,400	519,146
DSV A/S	3,979	318,314
East Japan Railway Co.	6,100	565,657
Guangshen Railway Co., Ltd.	266,000	110,681
Hankyu Hanshin Holdings, Inc. *	200	7,145
Kamigumi Co., Ltd.	4,000	88,630
Nippon Express Co., Ltd.	1,500	95,005
West Japan Railway Co.	5,800	423,979
		3,412,526
WATER - 0.2%
Aguas Andinas SA	312,828	185,634

TOTAL COMMON STOCKS (Cost - $113,647,844)		118,580,616

EXCHANGE TRADED FUND - 0.6%
EQUITY FUND - 0.6%
iShares MSCI EAFE ETF	11,348	711,293
TOTAL EXCHANGE TRADED FUND (Cost - $649,139)

WARRANT- 0.0%
Barito Pacific TBK PT * ++	35,722	1,598
TOTAL WARRANTS (Cost - $0)

	Interest Rate		Shares
SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
Fidelity Institutional Money Market Fund -
Government Portfolio - Institutional Class	2.280	+	511,563	511,563
TOTAL SHORT-TERM INVESTMENT (Cost - $511,563)

COLLATERAL FOR SECURITIES LOANED - 4.1%
Mount Vernon Prime Portfolio, 2.64% + # (Cost - $4,920,163)			4,920,163	4,920,163

TOTAL INVESTMENTS - 103.7% (Cost - $119,728,709)				$124,725,233
LIABILITIES LESS OTHER ASSETS - (3.7)%				(4,500,394)
NET ASSETS - 100.0%				$120,224,839

^	All or a portion of these securities are on loan. Total loaned securities had a value of $4,853,171 at January 31, 2019.

*	Non-income producing security.

ADR - American Depositary Receipt.

NV - Non-Voting	REIT - Real Estate Investment Trust.

+	Variable rate security. Interest rate is as of January 31, 2019.

++	The Advisor or Trustees have determined these securities to be illiquid. On January 31, 2019, these securities amounted to $139,626 or 0.1% of net assets.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
January 31, 2019

Security	Shares	Value
REITS - 97.8%
APARTMENTS - 18.4%
American Homes 4 Rent	72,330	$1,599,216
AvalonBay Communities, Inc.	11,880	2,291,890
Equity Residential	44,530	3,231,097
UDR, Inc.	68,450	2,994,687
		10,116,890
DIVERSIFIED - 27.2%
American Tower Corp.	16,270	2,812,107
Cousins Properties, Inc.	124,070	1,098,020
Crown Castle International Corp.	23,500	2,750,910
Digital Realty Trust, Inc.	19,570	2,120,214
Equinix, Inc.	5,040	1,985,760
Gaming and Leisure Properties, Inc.	20,590	772,125
New Residential Investment Corp.	82,790	1,405,774
VICI Properties, Inc.	54,900	1,181,997
Weyerhaeuser Co.	34,140	895,834
		15,022,741
FINANCE - MORTGAGE LOAN/BANKER - 2.4%
TPG RE Finance Trust, Inc.	66,700	1,324,049

HEALTHCARE - 8.4%
Medical Properties Trust, Inc.	50,140	912,548
National Health Investors, Inc.	8,650	720,199
Physicians Realty Trust	49,490	896,264
Welltower, Inc.	27,350	2,119,351
		4,648,362
HOTELS - 3.3%
Host Hotels & Resorts, Inc.	52,850	954,471
Park Hotels & Resorts, Inc.	28,472	856,153
		1,810,624
MANUFACTURED HOMES - 2.0%
Sun Communities, Inc.	10,260	1,127,677

OFFICE - 7.6%
Boston Properties, Inc.	15,970	2,105,964
Kilroy Realty Corp.	29,413	2,072,440
		4,178,404
Security	Shares	Value
REGIONAL MALLS - 4.1%
Simon Property Group, Inc.	12,311	$2,242,079

SHOPPING CENTERS - 5.6%
Regency Centers Corp.	32,424	2,107,560
Weingarten Realty Investors	34,890	1,000,994
		3,108,554
SINGLE FAMILY - 8.7%
Agree Realty Corp.	20,560	1,357,577
National Retail Properties, Inc.	36,790	1,939,201
STORE Capital Corp.	45,750	1,478,640
		4,775,418
STORAGE - 3.9%
Extra Space Storage, Inc.	21,690	2,138,851

WAREHOUSE/INDUSTRIAL - 6.2%
First Industrial Realty Trust, Inc.	38,120	1,247,286
Prologis, Inc.	31,600	2,185,456
		3,432,742

TOTAL REITS (Cost - $46,561,608)		53,926,391

SHORT-TERM INVESTMENT - 1.8%
MONEY MARKET FUND - 1.8%
Fidelity Investments Money Market Government Portfolio - Class I, 2.28% +
TOTAL SHORT-TERM INVESTMENT (Cost - $1,001,216)	1,001,216	1,001,216

TOTAL INVESTMENTS - 99.6% (Cost - $47,562,824)		$54,927,607
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		200,323
TOTAL NET ASSETS - 100.00%		$55,127,930

REITS - Real Estate Investment Trusts.

+	Variable rate security. Interest rate is as of January 31, 2019.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 98.7%
AEROSPACE / DEFENSE - 1.3%
Moog, Inc.	7,060	$631,658

AUTO PARTS & EQUIPMENT - 0.8%
Tower International, Inc.	13,138	382,184

BANKS - 19.9%
BancFirst Corp.	4,660	250,149
Bancorp, Inc. *	31,318	265,577
BankUnited, Inc.	15,452	522,432
Banner Corp.	9,940	542,128
Central Pacific Financial Corp.	10,420	298,325
First Citizens BancShares, Inc.	1,580	643,897
First Interstate BancSystem, Inc.	11,970	465,872
Flagstar Bancorp, Inc. *	18,012	555,670
Franklin Financial Network, Inc. *	6,360	202,693
Hancock Whitney Corp.	14,600	599,768
Heartland Financial USA, Inc.	10,210	463,126
IBERIABANK Corp.	7,760	573,386
Independent Bank Corp.	10,280	227,805
International Bancshares Corp.	14,000	496,580
National Bank Holdings Corp.	8,110	259,196
Simmons First National Corp.	17,200	425,528
Texas Capital Bancshares, Inc. *	9,750	568,132
TriCo Bancshares	7,833	295,461
TrustCo Bank Corp. NY	23,000	178,480
UMB Financial Corp.	8,200	527,752
United Community Banks, Inc.	19,300	496,396
Walker & Dunlop, Inc.	10,884	523,194
Wintrust Financial Corp.	6,980	496,557
		9,878,104
BIOTECHNOLOGY - 0.8%
AMAG Pharmaceuticals, Inc. *	17,900	293,023
MacroGenics, Inc. *	11,230	131,728
		424,751
CHEMICALS - 1.7%
Minerals Technologies, Inc.	5,676	332,444
Stepan Co.	6,025	529,778
		862,222
COMMERCIAL SERVICES - 5.6%
Aaron’s, Inc.	14,740	737,885
CBIZ, Inc. *	13,320	261,072
FTI Consulting, Inc. *	7,200	491,904
Graham Holdings Co.	860	571,900
K12, Inc. *	22,120	697,001
		2,759,762
COMPUTERS - 1.6%
Electronics For Imaging, Inc. *	17,260	455,837
MTS Systems Corp.	6,410	320,885
		776,722
DIVERSIFIED FINANCIAL SERVICES - 1.7%
On Deck Capital, Inc. *	38,800	291,776
Piper Jaffray Cos.	7,740	534,292
		826,068
ELECTRIC - 2.6%
PNM Resources, Inc.	14,780	629,480
Portland General Electric Co.	13,980	675,514
		1,304,994
Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
Energizer Holdings, Inc.	10,120	$479,688

ELECTRONICS - 6.4%
Coherent, Inc. *	1,400	165,480
Control4 Corp. *	17,700	351,699
Jabil, Inc.	22,000	586,300
Knowles Corp. *	36,200	564,720
Sanmina Corp. *	18,100	565,082
Tech Data Corp. *	7,900	755,477
Vishay Intertechnology, Inc. *	5,574	186,339
		3,175,097
FOOD - 1.0%
Fresh Del Monte Produce, Inc.	16,300	521,274

GAS - 2.3%
Southwest Gas Holdings, Inc.	7,020	549,806
Spire, Inc.	7,450	591,307
		1,141,113
HAND / MACHINE TOOLS - 1.0%
Regal Beloit Corp.	6,400	491,264

HEALTHCARE - PRODUCTS - 1.1%
Integer Holdings Corp. *	6,500	526,435

HEALTHCARE - SERVICES - 1.2%
Magellan Health, Inc. *	4,121	268,524
Providence Service Corp. *	5,010	321,342
		589,866
HOME BUILDERS - 1.2%
Taylor Morrison Home Corp. *	31,210	589,869

HOME FURNISHINGS - 0.7%
Ethan Allen Interiors, Inc.	17,790	337,654

INSURANCE - 3.6%
American Equity Investment Life Holding Co.	24,126	755,626
Assured Guaranty Ltd.	12,430	504,161
Essent Group Ltd. *	12,920	513,570
		1,773,357
IRON / STEEL - 0.8%
Schnitzer Steel Industries, Inc.	16,527	399,953

LODGING - 1.0%
Marcus Corp.	10,620	473,333

MEDIA - 2.0%
Gannett Co., Inc.	39,940	442,934
Gray Television, Inc. *	32,270	539,232
		982,166
METAL FABRICATE / HARDWARE - 1.7%
Rexnord Corp. *	21,000	549,150
TriMas Corp. *	10,330	299,467
		848,617
MISCELLANEOUS MANUFACTURING - 1.1%
ITT, Inc.	10,900	572,904

OFFICE FURNISHINGS - 0.8%
Interface, Inc.	25,240	414,188

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 98.7% (Continued)
OIL & GAS - 3.5%
Gulfport Energy Corp. *	36,230	$303,970
Laredo Petroleum, Inc. *	32,350	122,930
PBF Energy, Inc.	13,800	505,356
Unit Corp. *	20,378	325,233
Whiting Petroleum Corp. *	16,900	483,847
		1,741,336
OIL & GAS SERVICES - 2.3%
Exterran Corp. *	16,272	282,482
Helix Energy Solutions Group, Inc. *	56,700	387,261
Newpark Resources, Inc. *	54,207	450,460
		1,120,203
PACKAGING & CONTAINERS - 1.0%
Silgan Holdings, Inc.	18,800	519,256

PHARMACEUTICALS - 0.6%
Anika Therapeutics, Inc. *	8,033	305,174

REAL ESTATE - 0.9%
Realogy Holdings Corp.	24,000	426,000

REITS - 14.1%
Braemar Hotels & Resorts, Inc.	29,630	329,486
Brandywine Realty Trust	45,200	680,260
Chesapeake Lodging Trust	15,600	444,288
Corporate Office Properties Trust	21,900	540,711
Global Net Lease, Inc.	22,023	427,026
Ladder Capital Corp.	30,520	528,301
Lexington Realty Trust	56,489	542,859
National Storage Affiliates Trust	22,800	663,480
Rayonier, Inc.	17,700	538,788
Rexford Industrial Realty, Inc.	19,500	655,200
RLJ Lodging Trust	31,400	582,470
Sabra Health Care REIT, Inc.	25,300	519,662
STAG Industrial, Inc.	19,100	526,587
		6,979,118
RETAIL - 2.5%
Conn’s, Inc. *	13,136	275,068
Denny’s Corp. *	22,200	392,718
Habit Restaurants, Inc. *	24,000	245,280
MarineMax, Inc. *	17,371	308,856
		1,221,922
SAVINGS & LOANS - 0.9%
WSFS Financial Corp.	11,023	464,840

SEMICONDUCTORS - 2.3%
Cohu, Inc.	16,863	295,777
Diodes, Inc. *	14,987	504,013
Rambus, Inc. *	37,480	338,069
		1,137,859
Security	Shares	Value
SOFTWARE - 2.7%
ManTech International Corp.	6,523	$367,702
MicroStrategy, Inc. *	3,960	502,484
Progress Software Corp.	13,641	494,213
		1,364,399
TELECOMMUNICATIONS - 1.3%
Consolidated Communications Holdings, Inc.	18,000	192,240
United States Cellular Corp. *	8,040	462,943
		655,183
TRANSPORTATION - 2.8%
ArcBest Corp.	16,101	605,720
Covenant Transportation Group, Inc. *	12,120	285,789
Echo Global Logistics, Inc. *	20,195	479,833
		1,371,342
WATER - 0.9%
SJW Group	7,635	457,718

TOTAL COMMON STOCKS - (Cost - $49,792,404)		48,927,593

SHORT-TERM INVESTMENT - 1.4%
MONEY MARKET FUND - 1.4%
Invesco STIT-Treasury Portfolio Institutional Class - 2.29% + (Cost - $676,011)	676,011	676,011

TOTAL INVESTMENTS - 100.1% (Cost - $50,468,415)		$49,603,604
LIABILITIES LESS OTHER ASSETS - (0.1)%		(45,922)
NET ASSETS - 100.0%		$49,557,682

REITS - Real Estate Investment Trust

*	Non Income producing security.

+	Variable rate security - interest rate is as of January 31, 2019.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 96.0%
AGRICULTURE - 0.6%
Charoen Pokphand Indonesia Tbk PT *	750,000	$397,543

AIRLINES - 0.4%
InterGlobe Aviation Ltd.- 144A	15,000	250,520

APPAREL - 0.3%
Shenzhou International Group Holdings Ltd.	20,000	235,521

AUTO MANUFACTURERS - 0.7%
BAIC Motor Corp. Ltd. - 144A	400,000	261,044
Mahindra & Mahindra Ltd.	20,000	191,816
		452,860
AUTO PARTS & EQUIPMENT - 1.2%
Weichai Power Co. Ltd.	600,000	809,829

BANKS - 18.4%
Absa Group Ltd.	32,000	448,856
Agricultural Bank of China Ltd.	1,250,000	591,850
Banco do Estado do Rio Grande do Sul SA	75,000	483,831
Banco Santander Brasil SA - ADR	70,000	931,000
Bancolombia SA - ADR	17,000	758,200
Bank Negara Indonesia Persero Tbk PT	500,000	326,229
Bank Rakyat Indonesia Persero Tbk PT	2,400,000	665,256
China CITIC Bank Corp Ltd.	830,000	540,772
China Construction Bank Corp.	1,500,000	1,351,280
China Merchants Bank Co. Ltd.	190,000	837,712
CITIC Ltd.	335,000	507,509
Commercial International Bank Egypt SAE - ADR	275,000	1,335,125
Credicorp Ltd.	4,000	971,120
Grupo Aval Acciones y Valores SA - ADR	46,000	318,780
Grupo Financiero Banorte SAB de CV	60,000	335,344
ICICI Bank Ltd. - ADR	40,000	408,400
Industrial & Commercial Bank of China Ltd.	1,100,000	854,600
Itau Unibanco Holding SA - ADR	25,000	266,000
Sberbank of Russia PJSC - ADR *	55,000	746,625
		12,678,489
BUILDING MATERIALS - 0.3%
West China Cement Ltd.	1,500,000	214,834

CHEMICALS - 1.5%
Grand Pacific Petrochemical *	400,000	328,898
Kingboard Holdings Ltd.	100,000	351,895
Mexichem SAB de CV	120,000	322,951
		1,003,744
COAL - 0.4%
China Shenhua Energy Co. Ltd.	200,000	509,044

COMMERCIAL SERVICES - 0.6%
Estacio Participacoes SA	45,000	384,183

COMPUTERS - 3.4%
Infosys Ltd. - ADR ^	90,000	972,000
Lenovo Group Ltd.	750,000	547,570
Tata Consultancy Services Ltd. *	20,000	567,323
Wipro Ltd.	50,000	260,110
		2,347,003
DISTRIBUTION/WHOLESALE - 0.5%
LF Corp. *	15,000	333,715

DIVERSIFIED FINANCIAL SERVICES - 4.2%
B3 SA - Brasil Bolsa Balcao	35,000	302,364
Far East Horizon Ltd.	200,000	206,756
Hana Financial Group, Inc.	22,500	809,022
Housing Development Finance Corp. Ltd.	15,000	406,481
Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 4.2% (Continued)
Investec Ltd. *	62,000	$408,465
Muthoot Finance Ltd.	40,000	281,780
REC Ltd.	150,000	263,006
Yuanta Financial Holding Co. Ltd. *	400,000	223,803
		2,901,677
ELECTRIC - 1.1%
China Longyuan Power Group Corp. Ltd.	300,000	224,594
China Resources Power Holdings Co. Ltd.	100,000	200,445
Engie Brasil Energia SA	31,250	359,013
		784,052
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
Tianneng Power International Ltd.	200,000	186,689
Walsin Lihwa Corp. *	800,000	464,072
		650,761
ELECTRONICS - 1.6%
HannStar Display Corp. *	1,150,000	259,404
HEG Ltd.	5,000	169,172
Zhen Ding Technology Holding Ltd.	250,000	657,019
		1,085,595
ENGINEERING & CONSTRUCTION - 2.5%
China Communications Services Corp. Ltd.	900,000	844,986
Daewoo Engineering & Construction Co. Ltd. *	60,000	280,518
Ecorodovias Infraestructura E Logistica SA *	87,000	272,024
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	7,000	313,740
		1,711,268
FOOD - 4.2%
Dali Foods Group Co. Ltd. - 144A	300,000	204,668
Indofood CBP Sukses Makmur Tbk PT	440,000	340,089
JBS SA	230,000	952,756
Nestle India Ltd. *	4,000	647,663
Orion Holdings Corp. *	18,000	306,092
Uni-President Enterprises Corp. *	190,000	450,242
		2,901,510
FOREST PRODUCTS & PAPER - 0.5%
Mondi Ltd.	15,000	372,822

GAS - 1.5%
ENN Energy Holdings Ltd.	25,000	239,455
GAIL India Ltd. *	85,000	397,856
Perusahaan Gas Negara Persero Tbk	2,100,000	387,910
		1,025,221
HOLDING COMPANIES-DIVERSIFIED - 0.4%
Itausa - Investimentos Itau SA *	80,000	296,475

HOME FURNISHINGS - 1.1%
LG Electronics, Inc.	12,500	750,280

HOUSEHOLD PRODUCTS/WARES - 1.2%
Hindustan Unilever Ltd. *	15,000	371,853
Kimberly-Clark de Mexico SAB de CV	250,000	420,822
		792,675
INSURANCE - 2.3%
Cathay Financial Holding Co. Ltd. *	270,000	388,281
IRB Brasil Resseguros S/A	30,000	702,152
People’s Insurance Co Group of China Ltd.	730,000	303,295
Ping An Insurance Group Co of China Ltd.	20,000	194,722
		1,588,450
INTERNET - 10.0%
Alibaba Group Holding Ltd. - ADR * ^	13,000	2,190,370
Autohome, Inc. - ADR *	2,000	144,760
Baidu, Inc. - ADR *	2,300	397,049
MercadoLibre, Inc. * ^	1,400	509,600
Naspers Ltd.	4,000	924,859
Tencent Holdings Ltd.	61,000	2,715,547
		6,882,185

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 96.0% (Continued)
INVESTMENT COMPANIES - 0.5%
Hyundai Heavy Industries Holdings Co. Ltd. *	1,000	$323,687

IRON/STEEL - 3.7%
Kumba Iron Ore Ltd.	15,000	385,924
POSCO	2,500	617,130
Severstal PJSC - ADR	35,000	534,100
Vale SA - ADR	80,000	995,200
		2,532,354
MACHINERY-DIVERSIFIED - 0.6%
SFA Engineering Corp. *	12,000	442,737

MEDIA - 0.4%
Surya Citra Media Tbk PT	2,200,000	297,679

MINING - 0.9%
Hindalco Industries Ltd. *	100,000	294,621
Southern Copper Corp.	10,000	336,200
		630,821
OIL & GAS - 9.2%
China Petroleum & Chemical Corp.	620,000	518,471
Ecopetrol SA - ADR ^	42,000	791,700
Gazprom PJSC - ADR	150,000	732,600
Hindustan Petroleum Corp. Ltd.	75,000	247,422
LUKOIL PJSC - ADR	13,000	1,042,600
PetroChina Co. Ltd.	500,000	322,726
Petroleo Brasileiro SA - ADR ^	85,000	1,385,500
Reliance Industries Ltd. *	45,000	779,497
Rosneft Oil Co. PJSC - ADR *	50,000	312,500
SK Innovation Co. Ltd. *	1,500	254,622
		6,387,638
PHARMACEUTICALS - 1.3%
China Resources Pharmaceutical Group Ltd. - 144A	125,000	178,269
Dr Reddy’s Laboratories Ltd. *	14,000	535,934
Sinopharm Group Co. Ltd.	39,877	178,224
		892,427
REAL ESTATE - 1.9%
Longfor Group Holdings Ltd.	150,000	467,434
Shimao Property Holdings Ltd.	210,000	598,042
Sino-Ocean Group Holding Ltd.	500,000	245,769
		1,311,245
RETAIL - 3.1%
Astra International Tbk PT	650,000	394,324
Barloworld Ltd.	22,000	201,538
Bosideng International Holdings Ltd.	1,200,000	229,599
Li Ning Co. Ltd. *	200,000	246,099
Mr Price Group Ltd.	12,000	201,901
Sun Art Retail Group Ltd.	250,000	248,494
Wal-Mart de Mexico SAB de CV	120,000	316,771
Zhongsheng Group Holdings Ltd.	170,000	306,189
		2,144,915
Security	Shares	Value
SEMICONDUCTORS - 9.1%	78,000	$3,252,142
Samsung Electronics Co. Ltd.	7,700	514,897
SK Hynix, Inc. *	67,000	2,520,540
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR		6,287,579

SOFTWARE - 0.8%
IGG, Inc.	350,000	532,412

TELECOMMUNICATIONS - 4.5%
America Movil SAB de CV - ADR	40,000	642,000
China Mobile Ltd	70,000	736,256
China Telecom Corp Ltd	400,000	217,181
SK Telecom Co Ltd	1,700	393,564
Telekomunikasi Indonesia Persero Tbk PT	1,150,000	320,941
TIM Participacoes SA - ADR ^	45,000	762,300
		3,072,242
TRANSPORTATION - 0.2%
Imperial Holdings Ltd. *	28,500	146,102

TOTAL COMMON STOCKS (Cost - $61,621,739)		66,362,094

EXCHANGE TRADED FUND - 1.9%
EQUITY FUND - 1.9%
VanEck Vectors Vietnam ETF ^	85,000	1,346,400
TOTAL EXCHANGE TRADED FUNDS (Cost - $1,527,284)

SHORT- TERM INVESTMENT - 1.7%
MONEY MARKET - 1.7%
First American Government Obligations Fund 2.28% +	1,174,608	1,174,608
(Cost - $1,174,608)

COLLATERAL FOR SECURITIES LOANED - 10.9%
Mount Vernon Prime Portfolio, 2.64% + # (Cost - $7,502,172)	7,502,172	7,502,172

TOTAL INVESTMENTS - 110.5% (Cost - $71,825,803)		$76,385,274
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.5)%		(7,275,234)
NET ASSETS - 100.0%		$69,110,040

ADR - American Depositary Receipt	ETF - Exchange Traded Fund

*	Non-income producing security

^	All or a portion of these securities are on loan. Total loaned securities had a value of $7,391,647 at January 31, 2019.

+	Variable rate security. Interest rate is as of January 31, 2019. under Rule 144A of the Securities Act of

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 95.3%
ADVERTISING - 1.2%
Trade Desk, Inc. *	4,055	$578,567

AEROSPACE & DEFENSE - 0.6%
Aerojet Rocketdyne Holdings, Inc. *	7,140	281,816

AIRLINES - 0.9%
Spirit Airlines, Inc. *	7,912	465,384

BANKS - 1.9%
First Merchants Corp.	13,130	480,952
United Community Banks, Inc.	17,790	457,559
		938,511
BIOTECHNOLOGY - 5.3%
Emergent Biosolutions, Inc. *	5,540	345,641
Exact Sciences Corp. *	6,481	583,808
Guardant Health, Inc. *	9,987	402,876
REGENXBIO, Inc. *	6,487	300,994
Stemline Therapeutics, Inc. *	45,427	502,423
Veracyte, Inc. *	27,308	496,732
		2,632,474
BUILDING MATERIALS - 0.5%
Summit Materials, Inc. *	16,501	251,805

CHEMICALS - 0.5%
Rogers Corp. *	2,063	261,815

COMMERICAL SERVICES - 3.5%
Avalara, Inc. *	13,192	525,965
BrightView Holdings, Inc .*	36,672	543,112
HealthEquity, Inc. *	3,940	245,620
LiveRamp Holdings, Inc. *	10,536	457,684
		1,772,381
COMPUTERS - 4.9%
Cubic Corp.	9,753	626,825
Elastic NV *	3,107	264,095
Globant SA *	7,275	491,790
Rapid7, Inc. *	12,882	517,599
WNS Holdings Ltd. - ADR *	11,415	556,938
		2,457,247
DISTRIBUTION/WHOLESALE - 1.1%
SiteOne Landscape Supply, Inc. *	10,277	547,764

DIVERSIFIED FINANCIAL SERVICES - 4.6%
Evercore, Inc.	6,345	567,560
Houlihan Lokey, Inc.	11,202	495,577
LendingTree, Inc. *	2,236	662,616
Moelis & Co.	13,363	584,631
		2,310,384
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
Littelfuse, Inc.	2,580	453,358

ELECTRONICS - 1.2%
FLIR Systems, Inc.	5,122	250,363
WoodWard, Inc.	3,691	335,327
		585,690
Security	Shares	Value
ENGINEERING & CONSTRUCTION - 3.8%
Granite Construction, Inc.	12,662	$547,252
MasTec, Inc. *	10,518	466,789
NV5 Global, Inc. *	6,813	482,156
Primoris Services Corp.	20,357	406,122
		1,902,319
ENTERTAINMENT - 1.0%
Red Rock Resorts, Inc.	11,160	283,241
Vail Resorts, Inc.	1,198	225,536
		508,777
HEALTHCARE-PRODUCTS - 8.8%
CareDx, Inc. *	11,885	333,137
CryoLife, Inc. *	15,089	421,134
iRhythm Technologies, Inc. *	5,585	474,725
Inspire Medical Systems, Inc. *	10,160	544,881
Insulet Corp. *	4,966	403,190
Merit Medical Systems, Inc. *	6,541	369,763
OraSure Technologies, Inc. *	34,873	448,118
Repligen Corp. *	8,574	488,804
ViewRay, Inc. *	51,086	367,308
West Pharmaceutical Services, Inc.	2,723	294,819
Wright Medical Group NV *	8,158	243,435
		4,389,314
HEALTHCARE-SERVICES - 2.7%
Catalent, Inc. *	12,775	471,781
LHC Group, Inc. *	5,088	537,954
Neuronetics, Inc. *	20,986	359,280
		1,369,015
HOME BUILDERS - 1.7%
Century Communities, Inc. *	22,433	526,278
LGI Homes, Inc. *	5,949	352,775
		879,053
HOME FURNISHINGS - 1.1%
Roku, Inc. *	12,433	558,863

INSURANCE - 0.3%
eHealth, Inc. *	2,453	150,026

INTERNET - 9.6%
BandWidth, Inc. *	12,006	553,477
Eventbrite, Inc. *	12,035	361,170
FireEye, Inc. *	29,258	517,282
GrubHub, Inc. *	4,178	335,911
Mimecast Ltd. *	12,827	481,910
Twilio, Inc. *	5,635	627,288
Twitter, Inc. *	13,171	442,019
Zendesk, Inc. *	7,691	519,373
Zscaler, Inc. *	8,765	423,963
Wix.com Ltd. *	5,094	557,029
		4,819,422
LODGING - 0.8%
Boyd Gaming Corp.	14,960	408,707

MACHINERY-CONSTRUCTION/MINING - 1.0%
BWX Technologies, Inc.	10,360	480,911

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
January 31, 2019

Security	Shares	Value
COMMON STOCKS - 95.3% (Continued)
MISCELLANEOUS MANUFACTURING - 1.6%
ESCO Technologies, Inc.	7,401	$481,879
Proto Labs, Inc. *	2,424	300,940
		782,819
OIL & GAS - 1.5%
Matador Resources Co. *	13,541	264,049
PDC Energy, Inc. *	14,390	468,682
		732,731
PHARMACEUTICALS - 3.9%
Coherus Biosciences, Inc. *	44,688	601,501
DexCom, Inc . *	3,719	524,491
Heron Therapeutics, Inc. *	17,818	479,304
Madrigal Pharmaceuticals, Inc. *	2,853	330,263
		1,935,559
RETAIL - 6.7%
American Eagle Outfitters, Inc.	23,421	494,651
At Home Group, Inc. *	22,354	492,682
Casey’s General Stores, Inc.	4,671	601,064
Floor & Décor Holdings, Inc. *	15,956	547,131
National Vision Holdings, Inc. *	10,624	337,418
Ollie’s Bargain Outlet Holdings, Inc. *	7,842	613,009
Wingstop, Inc.	4,277	280,785
		3,366,740
SEMICONDUCTORS - 0.6%
Silicon Laboratories, Inc. *	4,267	326,425

SOFTWARE - 18.2%
Alteryx, Inc. *	4,571	325,227
Atlassian Corp PLC *	4,829	475,174
Apptio, Inc. *	8,153	516,167
Benefitfocus, Inc. *	8,879	496,780
Blackline, Inc. *	8,192	389,775
Bottomline Technologies, Inc. *	10,368	535,507
Box, Inc. *	2,683	561,367
Coupa Software, Inc. *	4,802	417,582
Everbridge, Inc. *	9,353	578,577
Security	Shares	Value
SOFTWARE - 18.2% (Continued)
Evolent Health, Inc. *	18,440	$326,019
Five9, Inc. *	12,998	664,588
ManTech International Corp.	6,073	342,335
Omnicell, Inc. *	7,902	514,657
Pivotal Software, Inc. *	28,210	521,603
ServiceNow, Inc. *	2,170	477,443
Smartsheet, Inc. *	21,439	672,756
Tabula Rasa HealthCare, Inc. *	5,159	310,985
Take-Two Interactive Software, Inc. *	4,440	468,642
Yext, Inc. *	32,987	514,267
		9,109,451
TELECOMMUNICATIONS - 1.6%
8x8, Inc. *	21,349	375,956
Vonage Holdings Corp. *	48,815	444,705
		820,661
TRANSPORTATION - 3.3%
Air Transport Services Group, Inc. *	19,340	459,325
Atlas Air Worldwide Holdings, Inc. *	7,454	396,702
CryoPort, Inc. *	25,681	269,394
Saia, Inc. *	8,474	508,186
		1,633,607

TOTAL COMMON STOCKS (Cost - $43,341,951)		47,711,596

SHORT-TERM INVESTMENT - 4.4%
MONEY MARKET FUND - 4.4%
Fidelity Investment Money Market Government Portfolio - Class I 2.28% +
TOTAL SHORT-TERM INVESTMENT (Cost - $2,194,606)	2,194,606	2,194,606

TOTAL INVESTMENTS - 99.7% (Cost - $45,536,557)		$49,906,202
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		136,491
NET ASSETS - 100.0%		$50,042,693

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of January 31, 2019.

ADR - American Depositary Receipt

PLC - Public Limited Company

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
January 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2019

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Floating Rate Bond

Assets	Level 1	Level 2	Level 3	Total
Bank Loans *	$—	$165,239,777	$—	$165,239,777
Bonds & Notes *	—	6,543,911	—	6,543,911
Rights	—	7,782	—	7,782
Short-Term Investment	7,602,464	—	—	7,602,464
Total Investments	$7,602,464	$171,791,470	$—	$179,393,934

Monthly Distribution

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$192,615,853	$216,773	$—	$192,832,626
Exchange Traded Funds	12,133,697	—	—	12,133,697
Rights	—	4,380	—	4,380
Warrants	—	7,389	—	7,389
Purchased Call Options	170,052	—	—	170,052
Purchased Put Options	325,465	—	—	325,465
Short-Term Investments	106,470,786	—	—	106,470,786
Total Investments	$311,715,853	$228,542	$—	$311,944,395
Liabilities
Securities Sold Short	$64,431,480	$—	$—	$64,431,480
Total Investments	$64,431,480	$—	$—	$64,431,480
Derivatives
Written Call Options	$841,001	$—	$—	$841,001
Written Put Options	134,642	—	—	134,642
Total Derivatives	$975,643	$—	$—	$975,643

Corporate/Government Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$34,005,249	$—	$34,005,249
Foreign Government Bonds	—	1,449,804	—	1,449,804
Municipal	—	3,725,566	—	3,725,566
U.S. Government & Agency	—	8,971,972	—	8,971,972
Bank Loans	—	2,970,346	—	2,970,346
Short-Term Investments	583,568	—	—	583,568
Total Investments	$583,568	$51,122,937	$—	$51,706,505

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2019

Dynamic Macro

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,338,390	$—	$—	$20,338,390
Short-Term Investments	15,630,850	—	—	15,630,850
Total Assets	$35,969,240	$—	$—	$35,969,240
Assets-Derivatives
Futures	502,240	—	—	502,240
Purchased Future Options	1,452,370	2,003	—	1,454,373
Total Asset Derivatives	$1,954,610	$2,003	$—	$1,956,613
Liability-Derivatives
Futures	$108,241	—	—	$108,241
Written Future Options	52,990	6,486	—	59,476
Total Liability Derivatives	$161,231	$6,486	$—	$167,717

High-Yield Bond

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$—	$93,968,722	$—	$93,968,722
Short-Term Investment	7,638,029	—	—	7,638,029
Total Investments	$7,638,029	$93,968,722	$—	$101,606,751

International Opportunity Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$12,251,752	$—	$12,251,752
Foreign Government Bonds	—	22,667,764	—	22,667,764
Whole Loan Collateral		406,472		406,472
Short-Term Investments	497,895	—	—	497,895
Total Assets	$497,895	$35,325,988	$—	$35,823,883
Assets-Derivatives
Futures	$32,034	$—	$—	$32,034
Forward Currency Contracts	—	173,160	—	173,160
Total Asset Derivatives	$32,034	$173,160	$—	$205,194
Liabilities-Derivatives
Futures	$5,870	$—	$—	$5,870
Forward Currency Contracts	—	128,690	—	128,690
Total Liability Derivatives	$5,870	$128,690	$—	$134,560

Appreciation & Income

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$48,500	$—	$—	$48,500
Bonds & Notes *	—	27,611,033	—	27,611,033
Bank Loans	—	897,647	—	897,647
U.S. Government	—	18,352,091	—	18,352,091
Commercial Paper	—	5,998,521	—	5,998,521
Short-Term Investment	11,140,203	—	—	11,140,203
Total Assets	$11,188,703	$52,859,292	$—	$64,047,995
Liabilities - Derivatives
Futures	$305,070	$—	$—	$305,070
Swap Contracts	—	23,358	—	23,358
Total Liability Derivatives	$305,070	$23,358	$—	$328,428

Alternative Dividend

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$17,930,384	$—	$—	$17,930,384
Exchange Traded Funds	12,157,065	—	—	12,157,065
Purchased Call Options	218,050			218,050
Purchased Put Options	176,850	—	—	176,850
Short-Term Investments	7,789,310	—	—	7,789,310
Total Investments	$38,271,659	$—	$—	$38,271,659

Large Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$73,097,694	$—	$—	$73,097,694
Short-Term Investments	999,151	—	—	999,151
Total Investments	$74,096,845	$—	$—	$74,096,845

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2019

Focused Large Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$92,697,006	$—	$—	$92,697,006
Short-Term Investment	2,232,301	—	—	2,232,301
Total Investments	$94,929,307	$—	$—	$94,929,307

International Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$29,101,036	$89,479,580	$—	$118,580,616
Exchange Traded Fund	711,293	—	—	711,293
Warrant	1,598	—	—	1,598
Short-Term Investments	511,563	—	—	511,563
Collateral for Securities Loaned	4,920,163	—	—	4,920,163
Total Investments	$35,245,653	$89,479,580	$—	$124,725,233

Real Estate Stock

Assets	Level 1	Level 2	Level 3	Total
REITS *	$53,926,391	$—	$—	$53,926,391
Short-Term Investment	1,001,216	—	—	1,001,216
Total Investments	$54,927,607	$—	$—	$54,927,607

Small Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$48,927,593	$—	$—	$48,927,593
Short-Term Investments	676,011	—	—	676,011
Total Investments	$49,603,604	$—	$—	$49,603,604

Emerging Markets Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$25,980,230	$40,381,864	$—	$66,362,094
Exchange Traded Funds	1,346,400	—	—	1,346,400
Short-Term Investments	1,174,608	—	—	1,174,608
Collateral for Securities Loaned	7,502,172	—	—	7,502,172
Total Investments	$36,003,410	$40,381,864	$—	$76,385,274

Small Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$47,711,596	$—	$—	$47,711,596
Short-Term Investment	2,194,606	—		2,194,606
Total Investments	$49,906,202	$—	$—	$49,906,202

*	See each Fund’s Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2019

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation, excluding futures, at January 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Floating Rate Bond	$184,699,204	$136,706	$(5,441,976)	$(5,305,270)
Monthly Distribution	257,090,810	8,177,198	(18,730,736)	(10,553,538)
Corporate/Government Bond	52,035,321	446,655	(775,471)	(328,816)
Dynamic Macro	34,296,955	4,150,058	(688,877)	3,461,181
High-Yield Bond	105,716,808	505,452	(4,615,509)	(4,110,057)
International Opportunity Bond	35,482,664	952,215	(540,362)	411,853
Appreciation & Income	63,581,944	777,832	(311,781)	466,051
Alternative Dividend	36,914,698	1,649,818	(292,857)	1,356,961
Large Cap Value	61,943,146	14,225,839	(2,072,140)	12,153,699
Focused Large Cap Growth	56,546,755	39,073,040	(690,488)	38,382,552
International Stock	119,728,740	10,530,285	(5,533,792)	4,996,493
Real Estate Stock	48,182,255	7,945,905	(1,200,553)	6,745,352
Small Cap Value	50,477,320	2,890,434	(3,764,150)	(873,716)
Emerging Markets Stock	71,825,803	7,771,540	(3,212,069)	4,559,471
Small Cap Growth	46,146,980	6,229,940	(2,470,718)	3,759,222

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.

Options – Monthly Distribution, Dynamic Macro, and Alternative Dividend are subject to stock market risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2019

Futures Contracts – Dynamic Macro, International Opportunity Bond and Appreciation & Income are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. International Opportunity Bond may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Swap Agreements – Each of the Funds may enter into interest rate, index, total return, and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund’s portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of January 31, 2019 categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Monthly Distribution	Purchased Option	Equity	(1,108,276)
	Written Options	Equity	662,399
International Opportunity Bond	Futures	Interest Rate	26,164
	Forward Currency Contracts	Currency	44,470
Dynamic Macro	Purchased Option	Equity	(186,182)
	Purchased Option	Interest Rate	294,250
	Futures	Eguity	349,965
	Futures	Interest Rate	44,034
	Written Options	Equity	(12,792)
Alternative Dividend	Purchased Option	Equity	(47,166)
Appreciation & Income	Futures	Interest Rate	(305,070)
	Swap	Interest Rate	(23,358)

The notional value of the derivative instruments outstanding as of January 31, 2019 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity.

Securities Lending – The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 3/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 3/29/19

By (Signature and Title)

/s/Denise Iverson

Denise Iverson, Principal Financial Officer/Treasurer

Date 3/29/19